As filed with the Securities and Exchange	Registration No. 333-100209
Commission on April 11, 2019	Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 28	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

Separate Account N

(Exact Name of Registrant)

ReliaStar Life Insurance Company

(formerly Separate Account One of Northern Life Insurance Company)

(Name of Depositor)

20 Washington Avenue So.

Minneapolis, MN 55401

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli, Assistant Vice President and Senior Counsel

Voya Financial, Inc.

One Orange Way, Windsor, CT 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 1, 2019, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Flexible Premium Individual Fixed and Deferred Annuity Contracts

PART A

INFORMATION REQUIRED IN A PROSPECTUS

voya AdvantageSM

A FLEXIBLE PREMIUM INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

issued by

ReliaStar Life Insurance Company

and its

Separate Account N

Supplement Dated May 1, 2019

This supplement updates and amends certain information contained in your prospectus dated May 1, 2019. Please read it carefully and keep it with your contract prospectus for future reference.

__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® Pioneer High Yield Portfolio.

On November 16, 2018, the Board of Directors of Voya Partners, Inc. approved a proposal to reorganize the VY® Pioneer High Yield Portfolio (the “Reorganization”). Subject to shareholder approval, effective after the close of business on or about August 23, 2019 (the “Reorganization Date”), Class I shares of the VY® Pioneer High Yield Portfolio (the “Merging Fund”) will reorganize with and into Class I shares of the Voya High Yield Portfolio (the “Surviving Fund”).

If shareholders of the Merging Fund approve the Reorganization, from the close of business on July 26, 2019, through the close of business on August 23, 2019, the Merging Fund will be in a “transition period” during which time a large portion of the Merging Fund’s assets may be in temporary investments. During this time, the Merging Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date and for 30 days thereafter, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the TRANSFERS section beginning on page 22 of your contract prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Merging Fund will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation, and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Page 1 of 2	May 2019

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the Surviving Fund. See the TRANSFERS section beginning on page 22 of your contract prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 5050, Minot, ND 58702-5050, 1-877-884-5050.

NOTICE OF AN UPCOMING FUND ADDITION

In connection with the upcoming Reorganization involving the VY® Pioneer High Yield Portfolio referenced above, Class I shares of the Voya High Yield Portfolio have, effective May 1, 2019, been added to your Contract as a replacement investment option.

Please note the following information about the Voya High Yield Portfolio:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service

P.O. Box 5050

Minot, ND 58702-5050

1-877-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Page 2 of 2	May 2019

ReliaStar Life Insurance Company Separate Account N Voya AdvantageSM CONTRACT PROSPECTUS – May 1, 2019

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable AdvantageSM deferred annuity contracts issued by ReliaStar Life Insurance Company (the “Company,” “we,” “us” and “our”). They are issued to you, the contract holder. Two series of contracts are described in this prospectus. Transfer Series Contracts (“Transfer Series”) include individual tax deferred annuities, individual deferred retirement annuities and individual deferred annuities. Flex Series Contracts (“Flex Series”) include flexible premium individual tax deferred annuities, flexible premium individual retirement annuities and flexible premium individual annuities for use with deferred compensation plans established under Section 457 of the Internal Revenue Code of 1986, as amended (“Tax Code”). Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company. The contracts are no longer available for new sales. Deposits may continue to be paid to existing contracts.

Why Reading This Prospectus Is Important. This prospectus contains facts about the contracts and their investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. Information about the risks of investing in the funds is located in “Investment Options” on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Fixed Interest Options:  We describe the fixed interest options (Fixed Account A, Fixed Account B and Fixed Account C) in APPENDIX I to this prospectus.

Compensation. We pay compensation to broker/dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Availability of Features. Not all features are available in all states. The contracts were not available for sale in New York. Transfer Series contracts were not available for sale in the Commonwealth of Massachusetts. Some funds or fixed accounts may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, by calling the telephone number or by sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2019, Statement of Additional Information (“SAI”) without charge by calling us at 1-877-884-5050 or by writing to us at the address referenced under “Contract Overview - Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-100209. The SAI table of contents is listed on the last page of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

CONTRACT PROSPECTUS – May 1, 2019 (continued)

The Funds*

American Funds Insurance Series® – Growth Fund (Class 2)

American Funds Insurance Series® – Growth-Income Fund (Class 2)

American Funds Insurance Series® – International Fund (Class 2)

Fidelity® VIP ContrafundSM Portfolio
(Initial Class)

Fidelity® VIP Equity-Income Portfolio
(Initial Class)

Fidelity® VIP Government Money Market Portfolio (Initial Class)

Fidelity® VIP Index 500 Portfolio
(Initial Class)

Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

Franklin Small Cap Value VIP Fund
(Class 2)

Lord Abbett Series Fund, Inc. ‒ Mid Cap Stock Portfolio (Class VC)

Neuberger Berman AMT Sustainable Equity Portfolio (Class I)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer High Yield VCT Portfolio
(Class I)

Voya Balanced Portfolio (Class I)[1]

Voya Global Equity Portfolio (Class I)[2]

Voya Government Liquid Assets Portfolio (Class I)

Voya Growth and Income Portfolio
(Class I)

Voya High Yield Portfolio (Class I)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio
(Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Intermediate Bond Portfolio
(Class I)

Voya International High Dividend Low Volatility Portfolio (Class I)2, [3]

Voya International Index Portfolio (Class S)

Voya Large Cap Growth Portfolio
(Class I)

Voya Large Cap Value Portfolio
(Class I)

Voya Limited Maturity Bond Portfolio
(Class S)

Voya MidCap Opportunities Portfolio
(Class I)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Mid Cap Growth Index Portfolio (Class S)

Voya SmallCap Opportunities Portfolio
(Class I)

Voya Solution 2025 Portfolio (Class I)[4]

Voya Solution 2035 Portfolio (Class I)[4]

Voya Solution 2045 Portfolio (Class I)[4]

Voya Solution Income Portfolio
(Class I)[4]

Voya Strategic Allocation Conservative Portfolio (Class I)[4]

Voya Strategic Allocation Growth Portfolio (Class I)[4]

Voya Strategic Allocation Moderate Portfolio (Class I)[4]

Voya U.S. Stock Index Portfolio
(Class I)

VY® American Century Small-Mid Cap Value Portfolio (Class I)

VY® Baron Growth Portfolio (Class I)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Columbia Contrarian Core Portfolio (Class I)

VY® Invesco Comstock Portfolio
(Class I)

VY® Invesco Equity and Income
Portfolio (Class I)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio (Class I)[5]

VY® JPMorgan Small Cap Core Equity Portfolio (Class I)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class I)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® T. Rowe Price International Stock Portfolio (Class I)

Wanger Select

Wanger USA

PRO.100209-19                                                                          2

*   See “APPENDIX II – FUND DESCRIPTIONS” for more information about the funds.

1   Effective December 19, 2007, this fund was closed to new investments (including loan repayments) and any transfers from other investment options. There will no additional disclosure regarding this fund in this prospectus.

2   This fund employs a managed volatility strategy. See “Funds Available Through the Separate Account” for additional information.

3   Prior to May 1, 2019, this fund was known as the VY® Templeton Foreign Equity Portfolio.

4   This fund is structured as a fund of funds that invests directly in shares of underlying funds. See “FEES – Fund of Funds” for additional information.

5   Effective February 7, 2014, VY® JPMorgan Mid Cap Value Portfolio was closed to any new contract holders. Existing contract holders who have investments in the portfolio and contract holders who had the portfolio available to them prior to the close of business on February 7, 2014, may continue to invest in the portfolio.

Table of Contents

Contract Overview:	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Design
Who’s Who
The Contracts and Your Retirement Plan
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	6
Condensed Financial Information	8
The Company	8
Purchase and Rights	9
Right to Cancel	10
Investment Options	11
Fees	15
Your Account Value	21
TRANSFERS	22
Withdrawals	26
Systematic Withdrawals	28
Loans	28
Death Benefit	29
Income Phase	31
FEDERAL Tax Considerations	34
Contract Distribution	48
Other Topics	50
Appendix I – The Fixed Accounts	54
Appendix II – Fund Descriptions	56
Appendix III – Condensed Financial Information	CFI - 1
Contents of the Statement of Additional Information	Back Cover

PRO.100209-19                                                                          3

Contract Overview

The following is intended as a summary. Please read each section of this prospectus for additional information.

Questions:  Contacting the Company

To answer your questions, contact your sales representative or write or call us at:

Customer Service

P.O. Box 5050

Minot, ND 58702-5050

1-877-884-5050

Sending Forms and Written Requests in Good Order

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

We can only act upon requests that are received in good order.

Contract Design

The contracts described in this prospectus are individual deferred fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals and provide for a death benefit and guaranteed income options. The term “contract” in this prospectus refers to the Advantage Transfer and Flex Series individual fixed and variable annuity contracts.

Who’s Who

You:*  The individual who purchases the contract.

Contract Holder:*  The person to whom we issue the contract. Generally, you. The contract holder has all rights under the contract. However, pursuant to Treasury Department regulations, the exercise of certain of these rights by participants in Tax Code section 403(b) plans may require the consent and approval of your employer and/or plan sponsor or its delegate. See “FEDERAL Tax Considerations – Taxation of Qualified Contracts – Distributions – Eligibility – 403(b) Plans.”

We may also refer to the contract holder as the contract owner.

We, Us or Our (the “Company”):  ReliaStar Life Insurance Company. We issue the contract.

For greater detail, please review “PURCHASE AND RIGHTS.”

___________

* Some contracts may be purchased by and issued directly to employers sponsoring certain plans, including 457 and 401 plans. The terms “you,” “contract holder” and “contract owner” apply to these employers, who have all rights under the contracts.

The Contracts and Your Retirement Plan

The contracts were issued on a nonqualified basis (“nonqualified contracts”), or for use with retirement arrangements under Tax Code Sections 403(b), 408, 408A or 457 of the Tax Code (“qualified contracts”). We also issued nonqualified contracts for use with retirement arrangements under Tax Code Section 401.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

PRO.100209-19                                                                          4

Contract Facts

Free Look/Right to Cancel. This feature allowed you to cancel your contract within ten days (some states require more than ten days) of receipt. See “Right To Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase (described in “Contract Phases,” below). Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply, and there are restrictions on the amounts available for withdrawal from the fixed account options. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals” and “Appendix I – The Fixed Accounts.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Withdrawals.”

Loans. If allowed by the contract and the plan, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “Loans.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating dollars under your contract)

STEP 1:  You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2:  You direct us to invest your purchase payment in one or more of the following investment options:

•      Fixed Interest Options; or

•      Variable Investment Options. (The variable investment options are the subaccounts of Separate Account N. Each one invests in a specific mutual fund.)

STEP 3:  Each subaccount you select purchases shares of its assigned fund.

Payments to Your Account
Step 1 ¯
ReliaStar Life Insurance Company
¯	Step 2	¯
Fixed Interest Options	Separate Account N Variable Investment Options
The Subaccounts
A	B	Etc.
¯ Step 3 ¯
Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the income phase payment options available. See “Income Phase.” In general, you may:

•      Receive monthly income phase payments for your life (assuming you are the annuitant);

•      Receive monthly income phase payments for your life with a 10-year fixed period certain, where payments continue to your beneficiary for the remainder of the period if you die before the end of the period;

•      Receive monthly income phase payments for your life and for the life of another person; or

•      Select other income phase payments the Company may offer that are fixed or that vary depending upon the performance of the variable investment options you select.

PRO.100209-19                                                                          5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

In this section:

•      Maximum Transaction Expenses;

•      Maximum Periodic Fees and Charges;

•      Fund Fees and Expenses; and

•      Examples.

See the “FEES” section for:

•      How, When and Why Fees are Deducted;

•      Fund Redemption Fees;

•      Reduction or Elimination of Certain Fees; and

•      Premium and Other Taxes.

We may have used the following terms in prior prospectuses:

•      Deferred Sales Charge – Early Withdrawal Charge

•      Annual Contract Charge – Annual Maintenance Fee

•      Contract Year – Account Year

•      Administrative Charge – Administrative Expense Charge

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Early Withdrawal Charge (as a percentage of amount withdrawn) [6]

Applicable to Transfer Series contracts ................................................ 6%

Applicable to Flex Series contracts ........................................................ 8%

Partial Withdrawal Processing Fee [7] ....................................................... $25.00

Transfer Charge [8] ....................................................................................... $25.00

Loan Processing Fee [9] ................................................................................ $25.00

Loan Interest Rate Spread (per annum) [10] .................................................... 3%

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee [11] ......................................................... $30.00

Separate Account Annual Expenses

(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge...................................... 1.25%

Maximum Administrative Expense Charge ...........................................  0.15%

Maximum Total Separate Account Expenses  ........................................  1.40%

PRO.100209-19                                                                          6

*   State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

6   The early withdrawal charge for the Transfer Series Contracts applies to each purchase payment. The withdrawal charge is 6% in the account year a purchase payment is received by the Company and the account year immediately following. It decreases to 0% beginning the sixth year after a purchase payment was received by the Company. For the Flex Series Contracts, the withdrawal charge is based on account years. It decreases from 8% after the first three account years to 0% after the 10th account year. Under certain situations amounts may be withdrawn free of any withdrawal charge or the withdrawal charge may be reduced or waived. For more information on the withdrawal charge, see “Fees - Partial Withdrawal Processing Fee.”

7   The Company does not currently impose a partial withdrawal processing fee but reserves the right to charge a fee not to exceed the lesser of 2% of the partial withdrawal amount or $25, including partial withdrawals made as part of a systematic withdrawal program, see “Fees - Early Withdrawal Charge.” See also “Systematic Withdrawals.”

8   The Company does not currently impose a charge for transfers between the subaccounts or to or from the fixed interest options. However, we reserve the right, to the extent permitted by state laws and regulations, to assess a $25 charge on any transfer or to limit the number of transfers including transfers made under the dollar cost averaging program or the asset rebalancing program.

9   This is the maximum fee we would charge. We are not currently charging this fee. See “Loans.”

10 This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however, we reserve the right to apply a spread of up to 3% per annum. For example, if the current interest rate charged on a loan is 6%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See “Loans.”

11 We reserve the right to waive the annual maintenance fee under certain circumstances. See “Fees - Annual Maintenance Fee.”

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees and other expenses)	0.10%	1.51%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses, contract fees, separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.082%) and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples:  The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A): If you withdraw your entire account value at the end of the applicable time period:				Example (B): If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Transfer Series contracts	$841	$1,372	$1,751	$3,310	$302	$925	$1,573	$3,310

Applicable to Flex Series contracts	$1,037	$1,594	$2,070	$3,310	$302	$925	$1,573	$3,310

Minimum Fund Fees and Expenses Examples:  The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A): If you withdraw your entire account value at the end of the applicable time period:				Example (B): If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to Transfer Series contracts	$699	$944	$1,038	$1,880	$161	$499	$861	$1,880

Applicable to Flex Series contracts	$905	$1,196	$1,394	$1,880	$161	$499	$861	$1,889

PRO.100209-19                                                                          7

Condensed Financial Information

Understanding Condensed Financial Information. In APPENDIX III of this prospectus we provide condensed financial information about the Separate Account N subaccounts you may invest in through the contracts. The tables show the year-end unit values of each subaccount for the past ten years. For subaccounts that were not available ten years ago, we give a history from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and the statutory basis financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of Additional Information.

The Company

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and all states, except New York. Our principal executive offices are located at:

20 Washington Avenue, South
Minneapolis, MN 55401

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

PRO.100209-19                                                                          8

Purchase and Rights

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401, 403(b), 408, 408A or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Valuation Date: Any day that the NYSE is open for trading.

When considering whether to purchase or participate in the contract, you should consult with a qualified financial representative about your financial goals, investment time horizon and risk tolerance.

How to Purchase. This contract is no longer available for new sales. Deposits may continue to be paid to existing contracts.

Your Rights Under the Contract. The contract holder generally has all contract rights and may make all elections under the contract. However, under 403(b) plans, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of your employer and/or plan sponsor or its delegate. See “FEDERAL Tax Considerations – Taxation of Qualified Contracts – Distributions – Eligibility – 403(b) Plans.”

Purchase Payment Methods. For contracts issued in connection with qualified plans, the following purchase payment methods are allowed:

•      Lump-sum;

•      Periodic payments; or

•      Transfer or rollover as permitted by the Tax Code. Currently, the contracts do not allow rollovers from 401(a), 401(k), 403(b) plans or from an IRA into contracts used with 457(b) plans.

For nonqualified contracts, the following purchase payment methods are allowed:

•      Lump-sum;

•      Periodic payments; or

•      Transfer under Tax Code Section 1035.

Under the Transfer Series contract, the minimum subsequent purchase payment may not be less than $5,000. The minimum and subsequent purchase payments under a Flex Series contract may not be less than $200 annually for 403(b) and Roth 403(b) contracts and $50 per payment for all other contracts. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded.

Any reduction of the minimum subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

PRO.100209-19                                                                          9

Acceptance or Rejection of Your Application. The following information was applicable when the contracts in this prospectus were available for sale. Within two business days of receipt we either accepted or rejected your application. If the application was incomplete, we held any forms and accompanying purchase payment(s) for five business days. We held purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application was rejected, we notified you of the reason(s), returned the application and refunded any purchase payments.

Allocating Purchase Payments to the Investment Options. We allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we credited the initial purchase payment to Fidelity® VIP Government Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. See “RIGHT TO CANCEL.” Allocations must be in whole percentages, and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review “Investment Options.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with a qualified financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment - The contracts described in this prospectus are long-term investments and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grow with the amount of time funds are left in a contract. You should not participate in these contracts if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk - The value of investment options available under these contracts may fluctuate with the markets and interest rates. You should not participate in these contracts in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges - Replacing an existing insurance contract with these contracts may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under these contracts. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to a qualified financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in these contracts that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your sales representative. These other options may not be available under your plan.

Right to Cancel

When and How to Cancel. This feature allowed you to cancel your contract within ten days of receipt (some states require more than ten days) by returning it to Customer Service or to your sales representative along with a written notice of cancellation.

PRO.100209-19                                                                          10

Refunds. We issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. For all contracts except IRA and Roth IRA contracts, unless your state requires otherwise, your refund equals the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of purchase payments is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. For IRA and Roth IRA contracts, your refund equals all purchase payments made or the contract value, whichever is greater.

If your state required that we refund all purchase payments made, we allocated the initial purchase payment to the Fidelity® VIP Government Money Market Portfolio subaccount during the right to cancel period, plus five calendar days. If you chose to keep the contract, after this period, the purchase payments were allocated among the investment options you selected.

Investment Options

The Transfer Series and Flex Series contracts each offer variable investment options and fixed interest options. When we establish your account(s) (and your accounts may be established at different times), you instruct us to allocate account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in the compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Separate Account N. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Separate Account N

We established Separate Account N (the “separate account”) on October 1, 2002, under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern and the Company, the separate account was transferred to the Company.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We provide a brief description of each fund in APPENDIX II. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge, from Customer Service at the address and phone number referenced under “Contract Overview - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch.

PRO.100209-19                                                                          11

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding - bought for annuities and life insurance; and

•      Shared funding - bought by more than one company.

Possible Conflicts of Interest. With respect to insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the plan sponsor. When determining which underlying funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria and/or if the fund has not attracted significant allocations under the contract. We have included certain of the funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

PRO.100209-19                                                                          12

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•      Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•      Combine two or more subaccounts;

•      Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•      Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>   A fund no longer suits the purposes of your contract;

>   There is a change in laws or regulations;

>   There is a change in the fund’s investment objectives or restrictions;

>   The fund is no longer available for investment; or

>   Another reason we deem a substitution is appropriate;

•      Stop selling the contract;

•      Limit or eliminate any voting rights for the separate account; or

•      Make any changes required by the 1940 Act or its rules or regulations.

PRO.100209-19                                                                          13

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Fixed Interest Options

For a description of the fixed interest options, see Appendix I.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds – including each fund’s prospectus, statement of information and annual and semi-annual reports and APPENDIX I. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•      Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. See “INVESTMENT OPTIONS – Right to Change the Separate Account.” We may also discontinue the availability of fixed interest options for new purchase payments and/or transfers. Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced;

•      Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards the 18 investment option limit; and

•      Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

PRO.100209-19                                                                          14

Fees

The charges we assess and the deductions we make under the contract are in consideration for:  (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in “Fee Table.” Please review both sections for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.

Amount. A percentage of the purchase payments (for Transfer Series contracts) or account value (for Flex Series contracts) that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Types of Fees

The following types of fees or deductions may affect your account:

•      Transaction Fees:

>   Early Withdrawal Charge;

>   Partial Withdrawal Processing Fee;

>   Transfer Charge;

>   Loan Processing Fee and Loan Interest Rate Spread; and

>   Fund Redemption Fees.

•      Periodic Fees And Charges:

>   Annual Maintenance Fee;

>   Mortality and Expense Risk Charges; and

>   Administrative Expense Charge.

•      Reduction or Elimination of Certain Fees

•      Fund Fees And Expenses

•      Premium And Other Taxes

Account Year/Account Anniversary – A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Transfer Series Contracts
Account Year of Withdrawal Minus Account Year of Purchase Payment	Early Withdrawal Charge (as Percentage of Purchase Payments)
Less than 1 1 or more but less than 2 2 or more but less than 3 3 or more but less than 4 4 or more but less than 5 5 or more but less than 6 6 or more	6% 6% 5% 5% 4% 2% 0%

Flex Series Contracts
Account Year of Withdrawal	Early Withdrawal Charge (as Percentage of Account Value)
1 2 3 4 5 6 7 8 9 10 11 or more	8% 8% 8% 7% 6% 5% 4% 3% 2% 1% 0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contracts. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges and the administrative charge, to make up the difference.

First In, First Out. For Transfer Series Contracts, the early withdrawal charge is calculated separately for each purchase payment withdrawn. Solely for purposes of calculating your early withdrawal charge, withdrawals will be deemed to be taken first from amounts attributable to purchase payments on a first-in, first-out basis, and then from earnings.

PRO.100209-19                                                                          15

For example, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

There is no early withdrawal charge for withdrawal of earnings.

Flex Series Contracts. If a full or partial withdrawal is taken from a Flex Series contract before the eleventh completed account year, an early withdrawal charge may apply. The early withdrawal charge may be determined by multiplying the account value subject to the charge by the applicable early withdrawal percentage noted above.

Free Withdrawals. During any 12-month period you may withdraw a portion of your account value without an early withdrawal charge. The 12-month period begins with your first withdrawal. For the first withdrawal, the amount available without an early withdrawal charge will be determined on the date of the requested withdrawal and will be the greater of:

•      10% of the account value less any outstanding loan balance; or

•      For Transfer Series contracts, the purchase payments remaining which are no longer subject to an early withdrawal charge; and for Flex Series contracts, the account value no longer subject to an early withdrawal charge.

If the first withdrawal equals the free withdrawal amount, other withdrawals during the 12-month period will be subject to an early withdrawal charge. If the first withdrawal exceeds the free withdrawal amount, the excess, as well as any other withdrawals requested during the 12-month period, will be subject to an early withdrawal charge.

If the first withdrawal is less than the free withdrawal amount, the unused portion may be applied against three additional withdrawals requested during the 12-month period.

The unused portion of the free withdrawal amount is computed by us on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based on:

10% x [(Greater of A or B) - C] - D

Where:

A = Account value on the date of the first withdrawal in the 12-month period;

B = Account value on the date of the withdrawal request;

C = Outstanding loan balance on the date of the withdrawal request; and

D = Any prior withdrawals made during the same 12-month period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please read the following subsection regarding additional waivers available under certain contracts.

This charge is waived for portions of a withdrawal that are:

•      Used to provide income phase payments to you;

•      Paid due to the owner or annuitant’s death during the accumulation phase or, in the case of a nonqualified contract, the annuitant’s death during the accumulation phase; or

•      Paid upon termination of your account by us. See “Other Topics – Involuntary Terminations.”

Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts. You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:

•      Applied to a contract offered by another approved provider under your plan;

•      Withdrawn due to separation from service from your employer; or

•      Withdrawn due to a hardship as defined by the Tax Code.

PRO.100209-19                                                                          16

We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax deferred annuities for Tax Code Section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts. For such purchasers, the early withdrawal charge on Flex Series contracts is reduced to 5% in each of the first five account years. The early withdrawal charge on Transfer Series contracts is reduced to 5% in each of the first two account years following receipt of a purchase payment.

Partial Withdrawal Processing Fee

Amount. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2% of the amount withdrawn or $25.

Purpose:  This fee reimburses us for administrative expenses associated with processing partial withdrawals.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right, to the extent permitted by state laws and regulations, to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program and the asset rebalancing program.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Loan Processing Fee and Loan Interest Rate Spread

For a discussion of the loan processing fee and loan interest rate spread, the fees and costs that may be associated with loans, please see “LOANS – Charges.”

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.

When/How. Each year during the accumulation phase, we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example, we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. For contracts issued as funding vehicles for Tax Code Section 403(b) plans, early withdrawal charges may be waived under certain circumstances. However, we reserve the right to reinstate the fee on contracts qualifying for any waiver.

Mortality and Expense Risk Charges

Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum).

PRO.100209-19                                                                          17

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

Purpose. These charges compensate us for the mortality and expense risks we assume under the contract. Namely:

•      Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and the funding of the guaranteed death benefit and other payments we make to owners or beneficiaries of the accounts; and

•      Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•      The size and type of group to whom the contract is offered;

•      The type and frequency of administrative and sales services provided;

•      The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or

•      Any other circumstances which reduce distribution or administrative expenses.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. The reduction or elimination of any of these fees will not unfairly discriminate against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “Fees - Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

PRO.100209-19                                                                          18

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining Contract fees and expenses and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

PRO.100209-19                                                                          19

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the Contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the Contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2018 in connection with the registered variable annuity insurance contracts issued by the Company, that ranking would be as follows:

•      Fidelity® Variable Insurance Products Funds;

•      American Funds Insurance Series®;

•      PIMCO Variable Insurance Trust Funds;

•      Wanger Advisors Trust Funds;

•      Franklin Templeton Variable Insurance Products Trust Funds;

•      Pioneer Variable Contracts Trust Funds;

•      Neuberger Berman Advisers Management Trust Funds; and

•      Lord Abbett Series Funds.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2018, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to:  co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

PRO.100209-19                                                                          20

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

Your Account Value

During the accumulation phase, your account value at any given time equals:

•      The current dollar value of amounts invested in the subaccounts; plus

•      The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interest in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value or “AUV.” The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge, if any. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV on each valuation date after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; minus

•      A daily deduction for the mortality and expense risk charges, the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

PRO.100209-19                                                                          21

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $15,000 and you direct us to invest $10,000 in Fund A and $5,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 1,000 accumulation units of Subaccount A and 250 accumulation units of Subaccount B.

Step 1:  You make an initial purchase payment of $15,000.

Step 2:

•      You direct us to invest $10,000 in Fund A. The purchase payment purchases 1,000 accumulation units of Subaccount A ($10,000 divided by the current $10 AUV); and

•      You direct us to invest $5,000 in Fund B. The purchase payment purchases 250 accumulation units of Subaccount B ($5,000 divided by the current $20 AUV).

$15,000 Purchase payment
Step 1 ¯
ReliaStar Life Insurance company
Step 2 ¯
Separate Account N
	Subaccount A 1,000 accumulation units	Subaccount B 250 accumulation units	Etc.
Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or “NAV”).	¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

Each fund’s subsequent investment performance, expenses and charges and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE on that day. The value of the subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed as of the close of the NYSE on the next business day.

Transfers

During the accumulation phase, you may transfer amounts among the available subaccounts and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only and requires participation in the dollar cost averaging program. Transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right, to the extent permitted by state laws and regulations, to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

PRO.100209-19                                                                          22

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•      We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•      Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

PRO.100209-19                                                                          23

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending upon, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contracts. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including, but not limited to, information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

PRO.100209-19                                                                          24

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at Customer Service or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions:  Security Measures. Telephone transactions may be automatically available to you when you complete the contract application, unless you specifically decline to have such telephone privileges. In some states, you must affirmatively elect to have telephone privileges. The election may be made in the application or by completing a telephone reallocation form. A unique identifier or personal password will be assigned to you when your telephone privileges are established. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a unique identifier or personal password to execute transactions. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently under this program you may, during the accumulation phase, elect one of the following transfer options:

Option One:

•      You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts or Fixed Account A, to any of the other subaccounts or to Fixed Account A or Fixed Account B or from Fixed Account C to the subaccounts. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or any other fixed option.

•      Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

Option Two:

•      You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.

•      Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.

•      To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.

•      Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed subject to certain conditions. See APPENDIX I.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number referenced under “Contract Overview - Questions:  Contacting the Company.”

PRO.100209-19                                                                          25

We reserve the right to discontinue, modify or suspend the dollar cost averaging program and, to the extent permitted by state laws and regulations, to charge a processing fee not to exceed $25 for each transfer made under this program.

Automatic Reallocation Program (“Asset Rebalancing”). Asset rebalancing allows you to reallocate your account value to match your current investment allocations by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate or to Fixed Account A. Asset rebalancing also allows you to reallocate account values invested in Fixed Account A. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number referenced under “Contract Overview - Questions:  Contacting the Company.” You must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by writing to us at the address referenced under “Contract Overview – Questions:  Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of account value.

We reserve the right to discontinue, modify or suspend the asset rebalancing program and, to the extent permitted by state laws and regulations, to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see APPENDIX I and your contract.

Withdrawals

Subject to any applicable retirement plan or Tax Code restrictions (see “Withdrawal Restrictions” below), you may withdraw all or a portion of your withdrawal value at any time during the accumulation phase. No withdrawals are permitted from Fixed Account C. Contracts issued in connection with qualified retirement plans (other than IRAs and Roth IRAs) generally require that the plan sponsor, or its delegate certify that you are eligible for the distribution.

Steps for Making a Withdrawal. You must select the withdrawal amount:

•      Full Withdrawals:  You will receive your withdrawal value, reduced by any applicable tax, redemption fees and maintenance fees; or

•      Partial Withdrawals:  You may request withdrawal of either:

>   A gross amount, in which case the applicable early withdrawal charge, redemption fees and taxes will be deducted from the gross amounts requested; or

>   A specific amount after deduction of the applicable early withdrawal charge, redemption fees and taxes.

PRO.100209-19                                                                          26

Requests for partial withdrawals are subject to the following conditions:

•      The minimum amount of any partial withdrawal must be $1,000;

•      The account value may not fall below the greater of $1,000 or any outstanding loan balance divided by 85%;

•      We may charge a partial withdrawal processing fee of $25 or, if less, 2% of the amount partially surrendered;

•      Unless otherwise agreed to by us, we will withdraw dollars in the same proportion as the values you hold in the investment options in which you have an account value; and

•      You must properly complete a disbursement form and deliver it to Customer Service.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

•      Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship of the following:

>     Salary reduction contributions made after December 31, 1988; and

>     Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.

•      Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Distributions – Eligibility – 403(b) Plans”;

•      Participants in the Texas Optional Retirement Program may not receive any distribution before retirement, except upon becoming disabled as defined in the Tax Code or terminating  employment  with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law; and the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law; and

•      401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment or financial hardship (only contributions, and not the earnings, may be withdrawn on financial hardship).

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•      Early Withdrawal Charge. See “Fees - Early Withdrawal Charge.”

•      Annual Maintenance Fee. See “Fees - Annual Maintenance Fee.”

•      Partial Withdrawal Processing Fee. See “Fees - Partial Withdrawal Processing Fee.”

•      Fund Redemption Fees. See “Fees - Fund Redemption Fees.”

•      Tax Penalty. See “FEDERAL Tax Considerations.”

•      Tax Withholding. See “FEDERAL Tax Considerations.”

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your registered representative or call us at the number referenced under “Contract Overview - Questions:  Contacting the Company.”

Withdrawal Value:  Your account value less any outstanding loan balance and any applicable early withdrawal charge.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at Customer Service.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

PRO.100209-19                                                                          27

Systematic Withdrawals

A systematic withdrawal is a series of automatic partial withdrawals from your account based on a payment method you select. You may elect to withdraw a specified dollar amount or a percentage of the account value on a monthly, quarterly, semiannual or annual basis. The amount of each systematic withdrawal must be at least $100.

Systematic Withdrawal Availability. We reserve the right to modify or discontinue offering systematic withdrawals. However, any such modification or discontinuation will not affect any systematic withdrawals already in effect. We may add additional systematic withdrawal options from time to time.

Requesting a Systematic Withdrawal. To request systematic withdrawals and to assess terms and conditions that may apply, contact your sales representative or us at the number referenced under “Contract Overview - Questions:  Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by contacting your sales representative or us at the number referenced under “Contract Overview – Questions:  Contacting the Company.”

Features of a Systematic Withdrawal

A systematic withdrawal allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2% of each systematic withdrawal payment or $25.

Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% additional tax. See “FEDERAL Tax Considerations.”

Loans

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code, ERISA (if applicable), your plan or due to our administrative practices or those of a third party administrator selected by your plan sponsor. Loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if you have an outstanding loan in default. Loans are not available from nonqualified contracts, IRAs or 457 contracts.

A loan may be requested by properly completing the loan request form and submitting it to Customer Service. Read the terms of the loan agreement before submitting any request. Processing of loan repayments (including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact us at the number or address referenced under “Contract Overview - Questions:  Contacting the Company” section for further information.

PRO.100209-19                                                                          28

Charges. Loans are subject to an applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate charged and the rate credited on loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3% per annum.

Death Benefit

During the Accumulation Phase

When Is a Death Benefit Payable? During the accumulation phase, a death benefit is payable when the contract holder or, in certain circumstances, the annuitant dies.

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you have instructed us otherwise, if more than one beneficiary has been named, the payment will be paid in equal shares. If you die and no beneficiary or contingent beneficiary exists or if the beneficiary or contingent beneficiary is not living on the date payment is due, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before income phase payments begin by sending us a written request. Upon our receipt of your written request in good order (see “Contract Overview - Questions:  Contacting the Company”), we will process the change effective the date it was signed. Any change in beneficiary will not affect any payments made or affect any actions taken by us before the request was received. We are not responsible for the validity of any beneficiary change.

Death Benefit Amount. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death. The amount payable will be determined as follows:

•      If the annuitant dies before the first day of the month after his or her 80th birthday, the death benefit will be the greatest of:

>   The account value on the claim date less any outstanding loan balance;

>   The sum of all purchase payments, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment option, loans and fees and expenses); or

>   The account value on the sixth account anniversary immediately preceding your death (i.e., the account value on the latest of the 6th, 12th, 18th, etc. account anniversary) adjusted for purchase payments made and for amounts deducted (including withdrawals, payments made under an income phase payment option, loans and fees and expenses) since that anniversary.

•      If the annuitant dies after the first day of the month after his or her 80th birthday, the death benefit will be the account value less any outstanding loan balance.

•      If the contract holder dies, the death benefit will equal the account value less any outstanding loan balance, early withdrawal charge and annual maintenance fee as of the claim date.

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

Terms to Understand:

Account Year/Account Anniversary – A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date;

Annuitant(s) -- The person(s) on whose life (lives) or life expectancy(ies) the income phase payments are based;

Beneficiary(ies) -- The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract;

Claim Date -- The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at Customer Service. Please contact Customer Service to learn what information is required for a request for payment of the death benefit to be in good order; and

Contingent Beneficiary -- The person(s) or entity(ies) designated to receive death benefit proceeds under the contract if no beneficiary is alive when the death benefit is due.

PRO.100209-19                                                                          29

Payment of the Death Benefit Before Income Phase Payments Begin

The beneficiary may choose one of the following three methods of payment:

•      Receive a lump-sum payment equal to all or a portion of the account value;

•      Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or

•      Any other distribution method acceptable to us.

Until a death benefit payment request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death and no distributions will be made.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “FEDERAL TAX CONSIDERATIONS – Distributions – General.” In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire account value must be distributed within five years of the contract holder’s or annuitant’s date of death. For nonqualified contracts an exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump-sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump-sum and the contract will be canceled.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the FDIC and as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See “FEDERAL Tax Considerations.”

PRO.100209-19                                                                          30

Income Phase

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. To start receiving income phase payments, you must notify us in writing of all of the following:

•      Payment start date;

•      Income phase payment option (see the income phase payment options table in this section); and

•      Choice of fixed, variable or a combination of both fixed and variable payments.

Your account will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected an income phase payment option or a required minimum distribution payment method (for qualified contracts) before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with Payments Guaranteed for ten years (120 months), to be automatically effective. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected it may not be changed.

We may have used the following terms in prior prospectuses:

•      Annuity Provisions-Income Phase;

•      Annuity Payout Selection-Income Phase Payment Option; and

•      Annuity Payout-Income Phase Payment.

Also, income phase payments are sometimes referred to as “annuity payments.”

What Affects Income Phase Payments. Some of the factors that may affect income phase payments include:  your age, gender, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the SAI. See “Contract Overview - Questions:  Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3%. If the investment performance of the subaccounts you selected exceeds 3%, your income phase payments will increase. Conversely, if the investment performance of the subaccounts you selected is less than 3%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, we reserve the right to issue a lump-sum payment and cancel the contract.

PRO.100209-19                                                                          31

Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month and the earliest start date is the first business day of the first month that is at least 60 days after issue. If you do not select a start date, or for qualified contracts, if you do not elect a required minimum distribution payment method, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:

•      The life of the annuitant;

•      The joint lives of the annuitant and beneficiary;

•      A guaranteed period greater than the annuitant’s life expectancy; or

•      A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “FEDERAL Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at Customer Service. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the Proceeds by check rather than through the account’s draftbook feature by contacting us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

PRO.100209-19                                                                          32

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a tax and/or legal adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “FEDERAL Tax Considerations” for additional information.

Income Phase Payment Options

Subject to the conditions and requirements of state law, the following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

•      Annuitant(s):  The person(s) on whose life expectancy(ies) the income phase payments are based; and

•      Beneficiary(ies):  The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit - None:  All payments end upon the annuitant’s death.

Life Income with Payments Guaranteed for ten Years*

Length of Payments:  For as long as the annuitant lives, with payments guaranteed for ten years (120 months).

Death Benefit - Payment to the Beneficiary:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income ‒ Two Lives

Length of Payments:  For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Death Benefit - None:  All payments end upon the death of both annuitants.

PRO.100209-19                                                                          33

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as annuities for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contracts. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contracts;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contracts described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

•      Introduction;

•      Taxation of Nonqualified Contracts;

•      Taxation of Qualified Contracts;

•      Possible Changes in Taxation; and

•      Taxation of the Company

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with non-tax qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Types of Contracts:  Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis (qualified contracts).

Nonqualified Contracts. Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your purchase payments to a nonqualified contract. Rather, nonqualified contracts are purchased with after tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b), 408, 408A or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Roth Accounts. Tax Code Section 402A allows employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans to contribute after-tax salary contributions to a Roth 403(b) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

PRO.100209-19                                                                          34

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual) you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to collaterally assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such requirements and rulings, and we reserve the right to modify your contract as necessary to do so;

•      Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a proportional share of the assets of the separate account;

•      Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires a nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non-Natural Owners of a Nonqualified Contract. If the owner of the contract is not a natural person (in other words, is not an individual), a nonqualified contract generally is not treated as an annuity for federal income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the purchase payments or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner for purposes of the required distribution rules described above; and

•      Delayed Income Phase Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs before the contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. A market value adjustment, if applicable, could increase the contract value. Investment in the contract is generally equal to the amount of all purchase payments to the contract, plus amounts previously included in your gross income as the result of certain loans, collateral assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

PRO.100209-19                                                                          35

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a nonqualified contract may be subject to a penalty tax equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•      The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty tax does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax and/or legal adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will generally carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your contract is purchased through a tax-free exchange of an annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract”; and

•      Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract may be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty tax. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, reports or recognizes a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income.

Annuity contracts that are partially annuitized are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity contract, provided that annuity payments are made for a period of ten years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

PRO.100209-19                                                                          36

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant. Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the contract; or

•      Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2019, your entire balance must be distributed by August 31, 2024. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies or is changed, the same rules apply as outlined above for the death of a contract owner.

Generally, amounts distributed from a contract because of your death or the death of the annuitant prior to the time annuity payments begin are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract; or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

If the death occurs after annuity payments begin, a guaranteed period exists under the annuity option selected, and the annuitant dies before the end of that period, payments made for the remainder of that period are includible in income as follows:

•      If distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

•      If distributed in accordance with the existing annuity option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all payments thereafter are fully includible in income.

Some contracts offer a death benefit that may exceed the greater of the purchase payments and the contract value. Certain charges are imposed with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Collateral Assignments, Pledges, Gratuitous Transfers and Other Issues. A pledge or collateral assignment (or agreement to pledge or collaterally assign) any portion of the contract value of a nonqualified contract is treated as a distribution of such amount or portion. If the entire contract value is pledged or collaterally assigned, subsequent increases in the contract value are also treated as distributions for as long as the pledge or collateral assignment remains in place. The investment in the contract is increased by the amount includible in income with respect to such pledge or collateral assignment, though it is not affected by any other aspect of the pledge or collateral assignment (including its release).

If an owner transfers a nonqualified contract without adequate consideration (a gratuitous transfer) to a person other than the owner’s spouse (or to a former spouse incident to a divorce), the owner must include in income the difference between the “cash surrender value” and the investment in the contract at the time of the transfer. In such case, the transferee’s investment in the contract will be increased to reflect the amount that is included in the transferor’s income. The exceptions for transfers to an owner’s spouse or former spouse are limited to individuals who are treated as spouses under federal law.

The designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are generally not discussed herein.

PRO.100209-19                                                                          37

Anyone contemplating any pledges, collateral assignments, gratuitous transfers, or other designations, should consult a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Net Investment Income Tax.  A net investment income tax of 3.8% will apply to some types of investment income.  This tax will apply to all taxable distributions from nonqualified contracts.  This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect or if payment is made outside of the U.S. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact your sales representative or call us at the number referenced under “Contract Overview – Questions:  Contacting the Company.”

If the payee is a non-resident alien, then U.S. federal withholding on taxable distributions will generally be at a 30% rate, unless a lower tax treaty rate applies. We may require additional documentation prior to processing any requested transaction.

If the payee of a distribution from the contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Tax Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the contract or the distribution.  The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the contract.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      401(a) and (401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;

•      403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions;

PRO.100209-19                                                                          38

•      Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRA qualification requirements; and

•      457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account.

The Company may offer or have offered the contract for use with certain other types of qualified plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from an IRA to an IRA only once in any 12 month period. You will not be able to roll over any portion of an IRA distribution if you rolled over any other IRA distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Early distributions from SIMPLE IRAs made within 2 years of beginning participation in the SIMPLE IRA are subject to a 25% early distribution tax.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute. Roth IRA contributions are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA, IRA or eligible plan. Individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA.

You will not be able to roll over any portion of a Roth IRA distribution if you rolled over any other IRA distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

PRO.100209-19                                                                          39

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract, the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract holders, sponsoring employers, participants, annuitants and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), 403(b) and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $56,000 (as indexed for 2019). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

PRO.100209-19                                                                          40

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), 403(b) or Roth 403(b) plan to generally no more than $19,000 (as indexed for 2019). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $19,000 (as indexed for 2019). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b), Roth 403(b) or a 457(b) who is at least age 50 by the end of the plan year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) Plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of:  (a) twice the deferral limit ($38,000); or (b) the basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the special 457 Catch up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Traditional and Roth IRAs. You are eligible to contribute to a traditional IRA if you have compensation includible in income for the taxable year and you are not age 70½ by the end of the year. For 2019, the contribution to your traditional IRA cannot exceed the lesser of $6,000 or your taxable compensation. If you are age 50 or older, you can make an additional catch-up contribution of $1,000. Contributions to a traditional IRA may be deductible depending on your modified adjusted gross income (“MAGI”), tax filing status, and whether you or your spouse are an active participant in a retirement plan.

You may be eligible to contribute to a Roth IRA if you have compensation includible in income for the year. For 2019, the contribution to a Roth IRA cannot exceed the lesser of $6,000 or your taxable compensation. If you are age 50 or older, you can make an additional catch up contribution of $1,000. The amount you can contribute to a Roth IRA is reduced by the amount of any contributions you make to an individual retirement plan for your benefit (not including SEPs or SIMPLE IRAs). Your ability to contribute to a Roth IRA may be further limited by your MAGI and tax filing status. Contributions to a Roth IRA are not deductible.

Distributions – General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments and death benefit proceeds. The taxable portion of all distributions will be reported to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

PRO.100209-19                                                                          41

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that a distribution of a pre-tax account is reported as a taxable distribution, even if you rollover the distribution within 60 days.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal; or

•      Otherwise not recognized under applicable regulations as eligible for rollover.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k or 403(b) plan (collectively, qualified plans). The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a traditional or Roth IRA, or amounts from a governmental 457(b) plan that are attributable to amounts transferred from a qualified plan, or IRA.

Exceptions to the 10% additional tax may apply if:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The distribution is a qualified reservist distribution as defined under the Tax Code;

•      The distribution is eligible for penalty relief extended to victims of certain natural disasters; or

•      You have unreimbursed medical expenses that are more than 7.5% of your adjusted gross income.

Additional exceptions may apply to distributions from a traditional or Roth IRA if:

•      The distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the join lives (or joint life expectancies) of you and your designated beneficiary;

•      The distributions are not more than the cost of your medical insurance due to a period of unemployment (subject to certain conditions);

•      The distributions are not more than your qualified higher education expenses; or

•      You use the distribution to buy, build or rebuild a first home.

Additional exceptions may apply to distributions from a qualified plan if:

•      You have separated from service with the plan sponsor at or after age 55;

•      You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”).

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

PRO.100209-19                                                                          42

Qualified Distributions – Roth 403(b) and Roth IRA. A partial or full distribution of purchase payments to a Roth 403(b) or a Roth IRA account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 403(b) or a Roth IRA account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>   The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>   If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>   The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

Distributions – Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may generally only occur upon:

•      Retirement;

•      Death;

•      Disability;

•      Severance from employment;

•      Attainment of normal retirement age;

•      Attainment of age 62; or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may generally only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (for 2018 and earlier, contributions only, not earnings); or

•      Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.100209-19                                                                          43

403(b) and Roth 403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may generally only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship (contributions only, not earnings);

•      Termination of the plan; or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) Plans. Under 457(b) plans, distributions may generally not be made available to you earlier than:

•      The calendar year you attain age 70½;

•      When you experience a severance from employment; or

•      When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan sponsored by a tax exempt entity if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      The start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•      Under 401(a) or 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

PRO.100209-19                                                                          44

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans, IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Very generally, for benefits not being paid as an annuity, this means calculating the minimum distribution using the longer of the beneficiary’s remaining life expectancy determined in the year following the year of the owner’s death reduced by one for each subsequent year or owner’s remaining life expectancy at death, reduced by one for each subsequent year. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance generally must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2019, your entire balance must be distributed to the designated beneficiary by December 31, 2024. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If your death occurs before the date you begin receiving required minimum distributions under the contract and the designated beneficiary is your spouse, distributions must generally begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If your death occurs before the date you begin receiving required minimum distributions under the contract and there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

PRO.100209-19                                                                          45

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In-Plan Roth Rollovers

Tax Code Section 403(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 403(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 403(b) and Roth IRA” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

PRO.100209-19                                                                          46

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), 403(b), Roth 403(b) and 457(b) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p); or

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

PRO.100209-19                                                                          47

Contract Distribution

General. The Company’s affiliate, Voya Financial Partners, LLC, serves as the principal underwriter for the contract. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker/dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker/dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment ranges from 0% to a maximum of 6.5% of payments to a contract. Asset-based compensation of up to 1% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Commissions and annual payments, when combined, could exceed 6.5% of total purchase payments. These other promotional incentives or payments may not be offered to all distributors and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company and of its affiliated broker/dealers may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of the purchase payments received under the contracts or that may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

PRO.100209-19                                                                          48

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2018, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•      GWN Securities, Inc.;

•      Lincoln Investment Planning, Inc.;

•      Voya Financial Advisors, Inc.;

•      CUSO Financial Services, L.P.;

•      PlanMember Securities Corporation;

•      LPL Financial Corporation;

•      AXA Advisors, LLC;

•      GLP Investment Services, LLC;

•      Securities America, Inc.;

•      Royal Alliance Associates, Inc.;

•      SagePoint Financial, Inc.;

•      OneAmerica Securities, Inc.;

•      Raymond James Financial Services, Inc.;

•      T. S. Phillips, Inc.;

•      Cetera Advisor Networks LLC;

•      AON Securities LLC;

•      Quest Capital Strategies, Inc.;

•      Centaurus Financial, Inc.;

•      Signator Investors, Inc.;

•      Cetera Advisors LLC;

•      ProEquities, Inc.;

•      Ameritas Investment Corp.;

•      Capital Investment Group, Inc.;

•      Woodbury Financial Services, Inc.; and

•      Stifel, Nicolaus & Company, Incorporated.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

PRO.100209-19                                                                          49

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, the Company may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

Other Topics

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier’s checks, bank drafts, bank checks and treasurer’s checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

PRO.100209-19                                                                         50

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company” or by calling 1-877-884-5050.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC ability to distribute the contract or upon the separate account.

•      Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

PRO.100209-19                                                                         51

•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days, under any of the following circumstances:

•      On any valuation day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC; or

•      During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder or the exchange of a contract may result in certain tax consequences to the contract holder that are not discussed herein. A contract holder contemplating any such transfer, assignment or exchange of a contract should contact a qualified tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

Your contract will terminate if:

•      The entire account value is withdrawn on or before income phase payments begin;

•      The entire account value is paid in a lump sum as a death benefit before income phase payments begin; or

•      If permitted by law, the outstanding loan balance equals or exceeds the account value less any early withdrawal charges.

In addition, we reserve the right to terminate a contract if you have not made any purchase payments for a period of two full years and the guaranteed monthly benefit under the life annuity with payments for ten or 20 years would be less than $20 per month when you reach age 71 or at the beginning of the eleventh contract year, whichever is later.

PRO.100209-19                                                                         52

Reports to Owners

At least once in each account year we will provide you with a statement of your account value and, if appropriate, any outstanding loan balance. If you elect to receive your statements electronically, we will send you a notification email informing you that your statement is available online. Otherwise, written statements will be mailed to the last known address of record. Confirmation of every financial transaction made under the contract will be made immediately; however, confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number referenced under “Contract Overview - Questions:  Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

PRO.100209-19                                                                         53

Appendix I The Fixed Accounts

General Disclosure

•      Fixed Account A, Fixed Account B and Fixed Account C (collectively, the “fixed accounts”) are investment options available during the accumulation phase.

•      Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.

•      All or a portion of your purchase payments may be allocated to the fixed accounts.

•      Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

•      The fixed accounts have not been registered as investment companies under the Investment Company Act of 1940.

•      Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

•      Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.

•      Additional information about the fixed accounts may be found in the contracts.

Interest Rates

•      The fixed accounts have an interest rate that is set periodically by the Company. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment. The minimum guaranteed interest rate is set forth in the contract. Guaranteed interest rates will never be less than the minimum rate specified in the contract. We may credit interest in excess of the guaranteed rate. Amounts applied to the fixed accounts are guaranteed to earn the interest rate in effect at the time money is applied until the end of the calendar year in which it is received, and subsequent interest rates for that amount are credited with excess interest at the rates then in effect for the then current calendar year. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.

•      The Company determines excess interest credits, if any, based on a number of factors, including, but not limited to, investment yield rates, taxes, contract persistency, other experience factors and Company profit objectives. In order to encourage new purchase payments or transfers, the Company may at certain times credit a higher initial interest rate to new purchase payments or transfers than it would otherwise credit based on other factors. As the Company resets interest rates beginning the calendar year after a purchase payment or transfer is received, and annually thereafter, any higher initial interest rate credited may be discontinued at any time. The relatively higher initial interest rates are credited with the expectation that over time the Company will lower interest rates, or not raise them as quickly as it otherwise might, on those same purchase payments or transfers. Due to all of these factors, the initial interest rate may be higher than, and not representative of, the rates that will be credited in subsequent years for existing purchase payments or transfers.

•      The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

PRO.100209-19                                                                         54

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:

•      Transfers may only be made during a reallocation period which begins 30 days before and ends 30 days after an account anniversary and only one transfer may be made during such period;

•      Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than ten days before the end of a reallocation period;

•      Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire account value may be transferred); and

•      Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).

Transfers of amounts in Fixed Account C are subject to the following conditions:

•      Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (“reallocation date”). You may instruct us on which day you want the transfer to occur;

•      If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period;

•      You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time;

•      If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated according to your instructions; and

•      Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any subaccount or from any other fixed option are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted. Transfers from Fixed Account B (other than 100% of interest earned) or to Fixed Account C are not allowed. Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. See “Transfers - Dollar Cost Averaging Program.”

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Withdrawals will be made on a last-in, first-out basis (i.e., the most recent purchase payment and associated earnings on that purchase payment will be the first to be withdrawn from the contract value, followed by the next most recent purchase payment and associated earnings, and so on).

Loans. Loans are not allowed from Fixed Account C. See “Loans.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to earn a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “Fee Table” and “Fees.”

Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

PRO.100209-19                                                                         55

Appendix II Fund Descriptions

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge by contacting us at the address and telephone number referenced under “Contract Overview - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through the contracts, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth Fund Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – Growth-Income Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital and income.
American Funds Insurance Series® – International Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
Fidelity® VIP ContrafundSM Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

PRO.100209-19                                                                         56

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Government Money Market Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: Fidelity Investments Money Management, Inc. and other investment advisers	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Index 500 Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: Geode Capital Management, LLC and FMR Co., Inc.	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Investment Grade Bond Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: Fidelity Investments Money Management, Inc. and other investment advisers	Seeks as high a level of current income as is consistent with the preservation of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Neuberger Berman AMT Sustainable Equity Portfolio Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer High Yield VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Maximize total return through a combination of income and capital appreciation. The Portfolio invests in below-investment-grade debt securities and preferred securities.
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.

PRO.100209-19                                                                         57

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return.

PRO.100209-19                                                                         58

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.

PRO.100209-19                                                                         59

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.

PRO.100209-19                                                                         60

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.

PRO.100209-19                                                                         61

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Amundi Pioneer Asset Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.

PRO.100209-19                                                                         62

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

PRO.100209-19                                                                         63

APPENDIX III
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2018, the following table gives:  (1) the accumulation unit value (“AUV”) at the beginning of the period; (2) the AUV at the end of the period; and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2018, the “Value at beginning of period” shown is the value at first date of investment. Portfolio name changes after December 31, 2018, are not reflected in the following information.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUNDSM (CLASS 2)
Value at beginning of period	$19.97	$15.78	$14.62	$13.87	$12.96	$10.11	$8.69	$9.21	$7.87	$5.72
Value at end of period	$19.64	$19.97	$15.78	$14.62	$13.87	$12.96	$10.11	$8.69	$9.21	$7.87
Number of accumulation units outstanding at end of period	869,655	920,439	984,897	1,041,886	1,053,091	1,075,152	1,054,796	1,019,402	905,563	826,066
AMERICAN FUNDS INSURANCE SERIES® - GROWTH-INCOME FUND (CLASS 2)
Value at beginning of period	$18.27	$15.14	$13.76	$13.76	$12.61	$9.58	$8.27	$8.54	$7.77	$6.01
Value at end of period	$17.69	$18.27	$15.14	$13.76	$13.76	$12.61	$9.58	$8.27	$8.54	$7.77
Number of accumulation units outstanding at end of period	606,151	661,974	703,993	741,372	760,043	764,328	767,003	764,356	676,481	569,995
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUNDSM (CLASS 2)
Value at beginning of period	$13.16	$10.10	$9.89	$10.51	$10.95	$9.13	$7.85	$9.25	$8.75	$6.20
Value at end of period	$11.27	$13.16	$10.10	$9.89	$10.51	$10.95	$9.13	$7.85	$9.25	$8.75
Number of accumulation units outstanding at end of period	682,646	737,062	748,413	766,712	762,811	759,377	767,594	757,929	678,993	535,847
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$62.94	$52.37	$49.17	$49.53	$44.87	$34.66	$30.19	$31.41	$27.17	$20.31
Value at end of period	$58.10	$62.94	$52.37	$49.17	$49.53	$44.87	$34.66	$30.19	$31.41	$27.17
Number of accumulation units outstanding at end of period	1,190,443	1,305,637	1,412,433	1,512,002	1,622,579	1,741,259	1,891,430	2,069,904	2,257,366	2,475,885
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$39.93	$35.87	$30.82	$32.54	$30.36	$24.02	$20.77	$20.86	$18.37	$14.31
Value at end of period	$36.11	$39.93	$35.87	$30.82	$32.54	$30.36	$24.02	$20.77	$20.86	$18.37
Number of accumulation units outstanding at end of period	674,526	767,530	847,892	930,639	1,016,164	1,101,639	1,209,486	1,342,996	1,514,892	1,693,030
FIDELITY® VIP GOVERNMENT MONEY MARKET PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$12.58	$12.68	$12.83	$13.01	$13.19	$13.37	$13.54	$13.72	$13.88	$13.97
Value at end of period	$12.61	$12.58	$12.68	$12.83	$13.01	$13.19	$13.37	$13.54	$13.72	$13.88
Number of accumulation units outstanding at end of period	392,820	412,597	507,938	466,812	496,808	600,247	674,159	668,659	693,988	816,911
FIDELITY® VIP INDEX 500 PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$49.65	$41.37	$37.50	$37.53	$33.51	$25.70	$22.48	$22.34	$19.70	$15.78
Value at end of period	$46.76	$49.65	$41.37	$37.50	$37.53	$33.51	$25.70	$22.48	$22.34	$19.70
Number of accumulation units outstanding at end of period	1,788,260	1,935,545	2,096,495	2,242,864	2,393,493	2,593,195	2,803,115	3,056,895	3,358,392	3,659,045
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$19.17	$18.66	$18.06	$18.43	$17.66	$18.23	$17.46	$16.49	$15.52	$13.60
Value at end of period	$18.80	$19.17	$18.66	$18.06	$18.43	$17.66	$18.23	$17.46	$16.49	$15.52
Number of accumulation units outstanding at end of period	552,977	590,706	632,416	666,149	712,697	774,940	869,327	881,448	972,798	1,029,633

CFI - 1

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$24.47	$22.43	$17.47	$19.13	$19.29	$14.36	$12.30	$12.96	$10.25	$8.05
Value at end of period	$21.02	$24.47	$22.43	$17.47	$19.13	$19.29	$14.36	$12.30	$12.96	$10.25
Number of accumulation units outstanding at end of period	197,614	211,973	227,384	227,894	259,464	269,522	230,923	228,859	219,143	202,990
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.16	$18.19	$15.85	$16.70	$15.19	$11.82	$10.46	$11.05	$8.94	$7.16
Value at end of period	$16.05	$19.16	$18.19	$15.85	$16.70	$15.19	$11.82	$10.46	$11.05	$8.94
Number of accumulation units outstanding at end of period	117,121	124,895	131,549	132,351	136,339	135,885	138,791	138,883	128,010	128,416
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$29.46	$25.23	$23.29	$23.73	$21.80	$16.06	$14.68	$15.36	$12.68	$9.78
Value at end of period	$27.39	$29.46	$25.23	$23.29	$23.73	$21.80	$16.06	$14.68	$15.36	$12.68
Number of accumulation units outstanding at end of period	130,586	148,101	170,275	184,175	208,726	214,146	224,259	223,835	221,111	234,267
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.65	$14.33	$13.82	$14.40	$14.17	$15.83	$14.76	$13.40	$12.57	$10.77
Value at end of period	$14.13	$14.65	$14.33	$13.82	$14.40	$14.17	$15.83	$14.76	$13.40	$12.57
Number of accumulation units outstanding at end of period	983,866	1,043,010	1,075,569	1,204,191	1,156,021	922,577	1,022,967	702,927	575,708	473,667
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$19.12	$18.08	$16.05	$16.95	$17.17	$15.54	$13.58	$14.00	$12.03	$7.60
Value at end of period	$18.23	$19.12	$18.08	$16.05	$16.95	$17.17	$15.54	$13.58	$14.00	$12.03
Number of accumulation units outstanding at end of period	179,551	181,422	183,894	184,608	188,115	175,851	158,788	131,971	130,563	135,789
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$17.24	$15.24	$14.33	$14.81	$14.14	$12.29	$10.96	$11.27	$10.01	$8.52
Value at end of period	$15.84	$17.24	$15.24	$14.33	$14.81	$14.14	$12.29	$10.96	$11.27	$10.01
Number of accumulation units outstanding at end of period	29,003	31,218	33,947	36,511	39,446	41,243	42,864	52,495	64,399	71,405
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.92	$9.77	$9.34	$10.04
Value at end of period	$10.71	$11.92	$9.77	$9.34
Number of accumulation units outstanding at end of period	1,109,109	1,203,150	1,311,257	1,438,963
VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO (CLASS I)
Value at beginning of period	$9.88	$9.95	$10.07	$10.21	$10.35	$10.49	$10.63	$10.78	$10.92	$11.02
Value at end of period	$9.90	$9.88	$9.95	$10.07	$10.21	$10.35	$10.49	$10.63	$10.78	$10.92
Number of accumulation units outstanding at end of period	140,343	148,316	152,995	146,858	136,896	144,016	171,824	165,158	139,602	147,841
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$22.57	$19.02	$17.57	$18.07	$16.55	$12.85	$11.25	$11.44	$10.17	$7.92
Value at end of period	$21.26	$22.57	$19.02	$17.57	$18.07	$16.55	$12.85	$11.25	$11.44	$10.17
Number of accumulation units outstanding at end of period	257,208	292,979	317,134	348,628	363,242	386,847	181,444	187,184	193,066	156,587
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$30.03	$24.43	$22.46	$22.59	$20.12	$15.35	$13.60	$13.80	$12.28	$10.11
Value at end of period	$27.59	$30.03	$24.43	$22.46	$22.59	$20.12	$15.35	$13.60	$13.80	$12.28
Number of accumulation units outstanding at end of period	152,426	139,378	156,991	164,122	173,233	176,181	190,048	192,015	202,833	232,995
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.25	$32.37	$27.78	$28.69	$26.55	$20.01	$17.24	$17.69	$14.71	$11.33
Value at end of period	$30.62	$36.25	$32.37	$27.78	$28.69	$26.55	$20.01	$17.24	$17.69	$14.71
Number of accumulation units outstanding at end of period	217,685	233,476	248,324	255,757	267,415	284,766	310,132	330,868	369,152	409,527
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.50	$32.75	$26.09	$27.33	$26.29	$18.68	$16.86	$17.22	$14.22	$11.55
Value at end of period	$30.66	$35.50	$32.75	$26.09	$27.33	$26.29	$18.68	$16.86	$17.22	$14.22
Number of accumulation units outstanding at end of period	151,586	162,286	174,528	180,941	191,645	194,273	194,457	202,410	223,528	234,101

CFI - 2

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.66	$14.15	$13.75	$13.86	$13.18	$13.38	$12.41	$11.70	$10.80	$9.82
Value at end of period	$14.37	$14.66	$14.15	$13.75	$13.86	$13.18	$13.38	$12.41	$11.70	$10.80
Number of accumulation units outstanding at end of period	1,166,399	1,266,283	1,376,871	1,405,542	300,647	294,043	286,248	241,571	219,268	210,122
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.35	$12.50	$12.61	$12.93	$13.97	$11.60	$9.93	$11.50	$10.83	$10.00
Value at end of period	$13.04	$15.35	$12.50	$12.61	$12.93	$13.97	$11.60	$9.93	$11.50	$10.83
Number of accumulation units outstanding at end of period	99,521	93,207	86,145	82,782	75,952	73,391	4,002	3,594	4,507	3,975
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$22.94	$17.93	$17.49	$16.67	$14.88	$11.53	$9.90	$9.92
Value at end of period	$22.29	$22.94	$17.93	$17.49	$16.67	$14.88	$11.53	$9.90
Number of accumulation units outstanding at end of period	1,570,812	1,767,729	1,884,957	2,053,561	2,195,345	1,305,467	1,401,653	1,534,093
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.92	$14.22	$12.66	$13.44	$12.38	$9.59	$8.48	$8.31	$7.06	$6.35
Value at end of period	$14.47	$15.92	$14.22	$12.66	$13.44	$12.38	$9.59	$8.48	$8.31	$7.06
Number of accumulation units outstanding at end of period	256,427	277,423	294,186	297,264	255,899	277,618	291,099	286,967	215,380	208,200
VOYA LIMITED MATURITY BOND PORTFOLIO (CLASS S)
Value at beginning of period	$11.01	$11.04	$11.05	$11.14	$11.22	$11.30	$11.29	$11.32	$11.13	$10.53
Value at end of period	$10.98	$11.01	$11.04	$11.05	$11.14	$11.22	$11.30	$11.29	$11.32	$11.13
Number of accumulation units outstanding at end of period	438,677	475,515	481,622	505,930	554,405	585,472	589,007	594,702	668,504	731,503
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$20.31	$16.47	$15.57	$15.71	$14.63	$11.24	$9.99	$10.18	$7.92	$5.68
Value at end of period	$18.53	$20.31	$16.47	$15.57	$15.71	$14.63	$11.24	$9.99	$10.18	$7.92
Number of accumulation units outstanding at end of period	1,541,768	1,716,800	1,731,074	1,853,980	2,013,889	2,199,432	2,259,932	2,469,710	2,693,044	2,988,972
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$31.74	$24.52	$23.33	$21.99	$19.72	$15.15	$13.42	$13.06	$11.74	$10.11
Value at end of period	$30.99	$31.74	$24.52	$23.33	$21.99	$19.72	$15.15	$13.42	$13.06	$11.74
Number of accumulation units outstanding at end of period	1,460,024	1,601,516	1,715,895	1,880,715	2,040,061	2,234,001	2,479,163	2,707,204	3,048,629	3,365,218
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$28.93	$23.94	$21.88	$21.73	$19.52	$14.99	$13.15	$13.00	$11.75	$10.00
Value at end of period	$27.54	$28.93	$23.94	$21.88	$21.73	$19.52	$14.99	$13.15	$13.00	$11.75
Number of accumulation units outstanding at end of period	300,138	318,886	345,235	372,711	403,092	444,148	495,446	548,635	637,551	727,251
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$28.75	$23.45	$22.26	$22.75	$20.77	$15.61	$13.71	$14.21	$11.45	$10.02
Value at end of period	$26.83	$28.75	$23.45	$22.26	$22.75	$20.77	$15.61	$13.71	$14.21	$11.45
Number of accumulation units outstanding at end of period	73,222	78,140	81,756	80,229	71,314	70,357	60,255	62,993	58,055	47,263
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$61.21	$52.28	$46.75	$47.85	$45.94	$33.50	$29.50	$29.66	$22.73	$17.59
Value at end of period	$50.78	$61.21	$52.28	$46.75	$47.85	$45.94	$33.50	$29.50	$29.66	$22.73
Number of accumulation units outstanding at end of period	267,612	289,059	307,920	337,346	362,021	404,601	432,742	469,305	513,352	551,678
VOYA SOLUTION 2025 PORTFOLIO (CLASS I)
Value at beginning of period	$14.06	$12.33	$11.78	$11.93	$11.43	$9.95	$8.86	$9.26	$8.23	$6.61
Value at end of period	$13.10	$14.06	$12.33	$11.78	$11.93	$11.43	$9.95	$8.86	$9.26	$8.23
Number of accumulation units outstanding at end of period	452,601	473,264	511,077	511,705	502,490	520,779	466,624	450,514	385,323	296,212

CFI - 3

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VOYA SOLUTION 2035 PORTFOLIO (CLASS I)
Value at beginning of period	$14.76	$12.49	$11.90	$12.10	$11.58	$9.73	$8.55	$9.07	$8.02	$6.32
Value at end of period	$13.38	$14.76	$12.49	$11.90	$12.10	$11.58	$9.73	$8.55	$9.07	$8.02
Number of accumulation units outstanding at end of period	533,551	515,662	478,333	451,425	424,257	363,325	329,327	278,356	204,683	122,130
VOYA SOLUTION 2045 PORTFOLIO (CLASS I)
Value at beginning of period	$14.93	$12.46	$11.85	$12.08	$11.52	$9.44	$8.27	$8.83	$7.75	$6.04
Value at end of period	$13.24	$14.93	$12.46	$11.85	$12.08	$11.52	$9.44	$8.27	$8.83	$7.75
Number of accumulation units outstanding at end of period	253,515	251,902	241,145	253,528	244,477	222,995	206,259	166,983	128,047	70,330
VOYA SOLUTION INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$13.69	$12.66	$12.25	$12.40	$11.86	$11.21	$10.33	$10.41	$9.61	$8.29
Value at end of period	$13.12	$13.69	$12.66	$12.25	$12.40	$11.86	$11.21	$10.33	$10.41	$9.61
Number of accumulation units outstanding at end of period	290,555	378,591	445,040	513,826	203,186	220,343	259,677	282,986	298,201	308,432
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$18.92	$17.36	$16.65	$16.92	$16.10	$14.56	$13.15	$13.10	$11.96	$10.29
Value at end of period	$17.90	$18.92	$17.36	$16.65	$16.92	$16.10	$14.56	$13.15	$13.10	$11.96
Number of accumulation units outstanding at end of period	358,807	386,103	363,389	413,090	436,614	385,002	320,059	306,713	284,524	308,081
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$23.31	$20.05	$19.01	$19.51	$18.57	$15.39	$13.57	$14.17	$12.71	$10.29
Value at end of period	$21.07	$23.31	$20.05	$19.01	$19.51	$18.57	$15.39	$13.57	$14.17	$12.71
Number of accumulation units outstanding at end of period	424,885	444,325	439,554	455,138	456,925	470,099	446,706	433,884	382,126	343,272
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$21.18	$18.76	$17.84	$18.19	$17.29	$15.04	$13.43	$13.70	$12.40	$10.32
Value at end of period	$19.62	$21.18	$18.76	$17.84	$18.19	$17.29	$15.04	$13.43	$13.70	$12.40
Number of accumulation units outstanding at end of period	700,950	754,738	807,968	826,604	833,597	827,420	760,711	680,704	603,890	521,133
VOYA U.S. STOCK INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$23.69	$19.77	$17.96	$18.01	$16.11	$12.38	$10.84	$10.80	$9.54	$7.67
Value at end of period	$22.27	$23.69	$19.77	$17.96	$18.01	$16.11	$12.38	$10.84	$10.80	$9.54
Number of accumulation units outstanding at end of period	80,607	91,323	91,157	80,962	81,938	67,358	66,774	60,635	47,542	40,712
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$45.81	$41.68	$33.98	$35.00	$31.48	$24.22	$21.07	$22.02	$18.25	$13.60
Value at end of period	$38.78	$45.81	$41.68	$33.98	$35.00	$31.48	$24.22	$21.07	$22.02	$18.25
Number of accumulation units outstanding at end of period	87,923	93,659	93,483	92,960	94,395	94,409	91,629	90,789	88,926	86,370
VY® BARON GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$43.14	$34.04	$32.70	$34.81	$33.77	$24.59	$20.79	$20.58	$16.46	$12.32
Value at end of period	$41.82	$43.14	$34.04	$32.70	$34.81	$33.77	$24.59	$20.79	$20.58	$16.46
Number of accumulation units outstanding at end of period	130,547	142,550	160,892	174,465	188,171	188,868	187,379	196,822	190,330	189,950
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$14.17	$12.97	$13.04	$13.41	$11.92	$11.63	$9.36	$10.00	$8.72	$6.61
Value at end of period	$12.78	$14.17	$12.97	$13.04	$13.41	$11.92	$11.63	$9.36	$10.00	$8.72
Number of accumulation units outstanding at end of period	347,079	366,199	378,073	390,549	399,131	414,267	402,324	384,921	393,259	377,442
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS I)
Value at beginning of period	$22.62	$18.81	$17.56	$17.25	$15.47	$11.60	$10.45	$11.10	$10.02	$7.70
Value at end of period	$20.35	$22.62	$18.81	$17.56	$17.25	$15.47	$11.60	$10.45	$11.10	$10.02
Number of accumulation units outstanding at end of period	91,131	102,969	117,368	114,653	117,198	119,350	117,006	112,727	109,588	92,704
VY® INVESCO COMSTOCK PORTFOLIO (CLASS I)
Value at beginning of period	$31.10	$26.74	$22.96	$24.70	$22.90	$17.14	$14.63	$15.11	$13.28	$10.45
Value at end of period	$26.94	$31.10	$26.74	$22.96	$24.70	$22.90	$17.14	$14.63	$15.11	$13.28
Number of accumulation units outstanding at end of period	201,976	217,723	240,070	254,603	294,400	319,027	294,181	331,534	324,999	328,622

CFI - 4

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.57	$19.72	$17.35	$17.96	$16.72	$13.57	$12.20	$12.51	$11.29	$9.33
Value at end of period	$19.25	$21.57	$19.72	$17.35	$17.96	$16.72	$13.57	$12.20	$12.51	$11.29
Number of accumulation units outstanding at end of period	692,062	739,868	785,506	835,290	894,784	634,926	672,552	725,696	780,350	866,028
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$23.17	$20.63	$17.45	$18.23	$16.79	$12.71	$11.25	$11.67	$10.52	$8.60
Value at end of period	$19.74	$23.17	$20.63	$17.45	$18.23	$16.79	$12.71	$11.25	$11.67	$10.52
Number of accumulation units outstanding at end of period	463,667	498,376	526,794	571,703	636,410	677,413	710,744	764,219	829,553	894,368
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.56	$19.54	$17.55	$21.13	$21.24	$22.85	$19.45	$24.14	$20.35	$12.03
Value at end of period	$22.62	$27.56	$19.54	$17.55	$21.13	$21.24	$22.85	$19.45	$24.14	$20.35
Number of accumulation units outstanding at end of period	369,522	388,445	399,268	401,139	417,758	428,479	438,926	460,984	460,503	410,651
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$41.38	$36.79	$32.46	$33.86	$29.79	$22.90	$19.30	$19.18	$15.77	$12.71
Value at end of period	$35.92	$41.38	$36.79	$32.46	$33.86	$29.79	$22.90	$19.30	$19.18	$15.77
Number of accumulation units outstanding at end of period	186,049	207,071	224,603	247,103	265,665	294,027	293,451	308,185	307,214	328,467
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$30.98	$27.11	$22.55	$23.69	$22.12	$16.09	$13.72	$14.06	$11.22	$8.93
Value at end of period	$27.39	$30.98	$27.11	$22.55	$23.69	$22.12	$16.09	$13.72	$14.06	$11.22
Number of accumulation units outstanding at end of period	755,942	836,205	912,473	985,364	1,085,731	1,198,886	1,297,351	1,442,182	1,588,670	1,786,754
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$35.72	$26.54	$26.85	$26.15	$25.92	$20.67	$17.23	$19.02	$16.62	$12.07
Value at end of period	$30.57	$35.72	$26.54	$26.85	$26.15	$25.92	$20.67	$17.23	$19.02	$16.62
Number of accumulation units outstanding at end of period	1,162,618	1,242,429	1,344,842	1,428,017	1,534,591	1,639,001	1,773,784	1,963,707	2,160,953	2,368,360
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$20.54	$19.40	$17.22	$18.31	$18.50	$16.70	$14.57	$14.89	$12.68	$7.70
Value at end of period	$19.71	$20.54	$19.40	$17.22	$18.31	$18.50	$16.70	$14.57	$14.89	$12.68
Number of accumulation units outstanding at end of period	315,177	330,400	338,093	366,993	403,213	395,308	390,944	386,700	406,651	533,661
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.93	$22.84	$21.44	$20.66	$18.68	$15.50	$13.73	$13.53	$12.04	$9.16
Value at end of period	$25.69	$25.93	$22.84	$21.44	$20.66	$18.68	$15.50	$13.73	$13.53	$12.04
Number of accumulation units outstanding at end of period	2,550,286	2,547,162	2,399,903	2,274,755	1,999,215	1,916,150	1,498,629	1,307,712	1,137,940	1,062,551
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.73	$23.35	$22.04	$21.91	$19.87	$14.90	$13.02	$13.71	$10.82	$7.49
Value at end of period	$27.42	$28.73	$23.35	$22.04	$21.91	$19.87	$14.90	$13.02	$13.71	$10.82
Number of accumulation units outstanding at end of period	1,717,278	1,911,017	2,070,315	2,234,843	2,421,387	2,668,980	2,920,278	3,227,458	3,557,873	3,947,134
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$26.17	$22.79	$19.40	$21.08	$19.83	$15.47	$13.36	$13.63	$12.00	$9.97
Value at end of period	$23.46	$26.17	$22.79	$19.40	$21.08	$19.83	$15.47	$13.36	$13.63	$12.00
Number of accumulation units outstanding at end of period	311,904	335,831	349,020	354,696	369,247	378,413	375,450	379,946	370,255	362,500
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$39.43	$29.93	$29.90	$27.36	$25.53	$18.59	$15.86	$16.25	$14.10	$10.01
Value at end of period	$38.45	$39.43	$29.93	$29.90	$27.36	$25.53	$18.59	$15.86	$16.25	$14.10
Number of accumulation units outstanding at end of period	238,210	243,960	243,922	252,067	238,531	226,939	227,193	229,138	243,982	226,507
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS I)
Value at beginning of period	$19.47	$15.40	$15.28	$15.61	$15.96	$14.13	$12.04	$13.88	$12.35	$9.08
Value at end of period	$16.51	$19.47	$15.40	$15.28	$15.61	$15.96	$14.13	$12.04	$13.88	$12.35
Number of accumulation units outstanding at end of period	631,749	689,799	750,460	801,233	866,725	954,148	1,022,639	1,118,773	1,231,740	1,371,628

CFI - 5

Condensed Financial Information (continued)

	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$11.21	$9.29	$9.25	$9.71	$10.54	$8.89	$7.58	$8.73	$8.14	$6.24
Value at end of period	$9.40	$11.21	$9.29	$9.25	$9.71	$10.54	$8.89	$7.58	$8.73	$8.14
Number of accumulation units outstanding at end of period	505,012	542,412	553,478	593,509	618,426	626,182	610,659	174,957	145,120	104,876
WANGER SELECT
Value at beginning of period	$28.69	$22.97	$20.55	$20.79	$20.44	$15.40	$13.18	$16.24	$13.01	$7.94
Value at end of period	$24.78	$28.69	$22.97	$20.55	$20.79	$20.44	$15.40	$13.18	$16.24	$13.01
Number of accumulation units outstanding at end of period	129,844	141,642	150,062	165,612	181,957	198,348	214,471	245,237	253,964	244,383
WANGER USA
Value at beginning of period	$28.29	$23.99	$21.40	$21.84	$21.13	$16.02	$13.54	$14.23	$11.70	$8.34
Value at end of period	$27.49	$28.29	$23.99	$21.40	$21.84	$21.13	$16.02	$13.54	$14.23	$11.70
Number of accumulation units outstanding at end of period	129,080	135,468	147,143	157,534	165,697	183,797	181,229	194,719	179,323	171,364

CFI - 6

Contents of the Statement of Additional Information

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	5
Experts	5
Financial Statements of Separate Account N	1
Financial Statements – Statutory Basis of ReliaStar Life Insurance Company	1

You may request an SAI by calling Customer Service at the number referenced under “Contract Overview - Questions:  Contacting the Company” or by returning this request to Customer Service at the address listed in “Contract Overview – Questions:  Contacting the Company.”

Please tear off, complete and return the form below to order a free SAI for the contracts offered under the prospectus.

--------------------------------------------------------------------------------------------------------------------------------------------

Your name

Address

City	State	Zip

Please send me a copy of the Separate Account N Voya AdvantageSM Statement of Additional Information (Form No. SAI.100209-19).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VOYA ADVANTAGESM

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

ISSUED BY SEPARATE ACCOUNT N

AND

RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2019

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2019, relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N and ReliaStar Life Insurance Company. A copy of the prospectus may be obtained by contacting Customer Service at P.O. Box 5050, Minot, ND 58702-5050, 1-877-884-5050 or Voya Financial Partners, LLC, at One Orange Way, Windsor, CT 06095-4774.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	5
Experts	5
Financial Statements of Separate Account N	1
Financial Statements – Statutory Basis of ReliaStar Life Insurance Company	1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into the Company, and the Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

SEPARATE ACCOUNT N

We established Separate Account N (the “separate account”) on October 1, 2002, under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company. The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available fixed account (Fixed Account A, Fixed Account B and/or Fixed Account C). Amounts allocated to a fixed account are held in the Company’s general account.

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by Voya Financial Partners, LLC, the principal underwriter for the contracts and an affiliate of the Company. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc., an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of Voya Financial Partners, LLC or of other broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter Voya Financial Partners, LLC for the years ending December 31, 2018, 2017 and 2016 amounted to $4,223,455.88, $4,621,870.08 and $4,934,980.97, respectively, in connection with the distribution of all registered variable annuity products issued by Separate Account N of the Company. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected 3% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, then the payments will decrease.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3% per annum.

3

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^ 30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of annuity units determined above) produces a result of 1.000839. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.411237 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.411237, which produces a payment of $273.78.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, a website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

4

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Separate Account N as of December 31, 2018, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of the Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2017 included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

5

FINANCIAL STATEMENTS
Separate Account N of ReliaStar Life Insurance Company
Year Ended December 31, 2018
with Report of Independent Registered Public Accounting Firm

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RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Financial Statements
Year Ended December 31, 2018

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of Separate Account N of ReliaStar Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Separate Account N of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.
April 11, 2019

Appendix

Subaccounts comprising Separate Account N of ReliaStar Life Insurance Company

Subaccounts
Fidelity® VIP Contrafund® Portfolio - Initial Class	Voya Solution 2045 Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Fidelity® VIP Government Money Market Portfolio - Initial Class	Voya Solution Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I
Franklin Small Cap Value VIP Fund - Class 2	Voya Strategic Allocation Growth Portfolio - Class I
Growth Fund - Class 2	Voya Strategic Allocation Moderate Portfolio - Class I
Growth-Income Fund - Class 2	Voya U.S. Stock Index Portfolio - Institutional Class
International Fund - Class 2	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Neuberger Berman Advisers Management Trust® Socially Responsive Portfolio - I Class	VY® Baron Growth Portfolio - Initial Class
Oppenheimer Main Street Small Cap Fund®/VA	VY® Baron Growth Portfolio - Service Class
PIMCO Real Return Portfolio - Administrative Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Pioneer High Yield VCT Portfolio - Class I	VY® Columbia Contrarian Core Portfolio - Initial Class
Voya Balanced Portfolio - Class I	VY® Columbia Contrarian Core Portfolio - Service Class
Voya Global Bond Portfolio - Service Class	VY® Invesco Comstock Portfolio - Initial Class
Voya Global Equity Portfolio - Class I	VY® Invesco Comstock Portfolio - Service Class
Voya Government Liquid Assets Portfolio - Class I	VY® Invesco Equity and Income Portfolio - Initial Class
Voya Government Money Market Portfolio - Class I	VY® Invesco Equity and Income Portfolio - Service Class
Voya Growth and Income Portfolio - Class I	VY® Invesco Growth and Income Portfolio - Service 2 Class
Voya Index Plus LargeCap Portfolio - Class I	VY® Invesco Growth and Income Portfolio - Service Class
Voya Index Plus MidCap Portfolio - Class I	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Voya Index Plus SmallCap Portfolio - Class I	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Voya Intermediate Bond Portfolio - Class I	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Voya International Index Portfolio - Class I	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Voya International Index Portfolio - Class S	VY® Oppenheimer Global Portfolio - Initial Class
Voya Large Cap Growth Portfolio - Institutional Class	VY® Oppenheimer Global Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Voya Large Cap Value Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Voya MidCap Opportunities Portfolio - Class I	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Voya Russell™ Large Cap Growth Index Portfolio - Class I	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Voya Russell™ Large Cap Index Portfolio - Class I	VY® T. Rowe Price Equity Income Portfolio - Service Class
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Voya Small Company Portfolio - Class I	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya SmallCap Opportunities Portfolio - Class I	VY® T. Rowe Price International Stock Portfolio - Institutional Class
Voya Solution 2025 Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class
Voya Solution 2035 Portfolio - Initial Class	Wanger Select
Voya Solution 2035 Portfolio - Service Class	Wanger USA

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$17,080	$10,723	$7,693	$24,357	$69,165
Total assets	17,080	10,723	7,693	24,357	69,165
Net assets	$17,080	$10,723	$7,693	$24,357	$69,165

Net assets
Accumulation units	$17,080	$10,723	$7,693	$24,357	$69,165
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$17,080	$10,723	$7,693	$24,357	$69,165

Total number of mutual fund shares	245,827	238,816	437,126	1,195,735	2,152,653

Cost of mutual fund shares	$16,728	$10,714	$8,104	$24,085	$61,780

The accompanying notes are an integral part of these financial statements.
3

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Assets
Investments in mutual funds
at fair value	$83,619	$4,961	$10,396	$4,154	$1,880
Total assets	83,619	4,961	10,396	4,154	1,880
Net assets	$83,619	$4,961	$10,396	$4,154	$1,880

Net assets
Accumulation units	$83,619	$4,953	$10,396	$4,154	$1,880
Contracts in payout (annuitization)	—	8	—	—	—
Total net assets	$83,619	$4,961	$10,396	$4,154	$1,880

Total number of mutual fund shares	331,217	4,961,073	842,460	284,510	94,652

Cost of mutual fund shares	$51,061	$4,961	$10,853	$5,451	$2,008

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio -Class I	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$3,577	$318	$13,902	$3,273	$459
Total assets	3,577	318	13,902	3,273	459
Net assets	$3,577	$318	$13,902	$3,273	$459

Net assets
Accumulation units	$3,577	$318	$13,902	$3,273	$459
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,577	$318	$13,902	$3,273	$459

Total number of mutual fund shares	157,566	15,633	1,173,167	372,380	32,582

Cost of mutual fund shares	$3,139	$384	$15,057	$3,626	$404

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$16,761	$1,389	$35,013	$1,889	$3,711
Total assets	16,761	1,389	35,013	1,889	3,711
Net assets	$16,761	$1,389	$35,013	$1,889	$3,711

Net assets
Accumulation units	$16,761	$1,389	$35,013	$1,889	$3,711
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$16,761	$1,389	$35,013	$1,889	$3,711

Total number of mutual fund shares	1,359,380	1,389,396	1,969,258	109,103	347,100

Cost of mutual fund shares	$17,519	$1,389	$36,998	$1,924	$4,075

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$4,817	$1,795	$4,436	$9,153	$485
Total assets	4,817	1,795	4,436	9,153	485
Net assets	$4,817	$1,795	$4,436	$9,153	$485

Net assets
Accumulation units	$4,817	$1,795	$4,436	$9,153	$485
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,817	$1,795	$4,436	$9,153	$485

Total number of mutual fund shares	484,088	129,146	410,330	424,133	22,674

Cost of mutual fund shares	$4,921	$1,855	$4,576	$11,247	$556

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$8,359	$20,705	$65,517	$7,317	$457
Total assets	8,359	20,705	65,517	7,317	457
Net assets	$8,359	$20,705	$65,517	$7,317	$457

Net assets
Accumulation units	$8,359	$20,705	$65,517	$7,317	$457
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,359	$20,705	$65,517	$7,317	$457

Total number of mutual fund shares	471,970	1,225,888	2,594,727	667,026	41,525

Cost of mutual fund shares	$8,702	$19,759	$69,597	$9,226	$593

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Government Money Market Portfolio - Class I	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$10,430	$28	$364	$5,929	$733
Total assets	10,430	28	364	5,929	733
Net assets	$10,430	$28	$364	$5,929	$733

Net assets
Accumulation units	$10,430	$28	$364	$5,929	$733
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,430	$28	$364	$5,929	$733

Total number of mutual fund shares	761,883	28,437	34,684	550,007	68,805

Cost of mutual fund shares	$9,090	$28	$374	$6,597	$817

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$7,139	$484	$3,357	$388	$3,812
Total assets	7,139	484	3,357	388	3,812
Net assets	$7,139	$484	$3,357	$388	$3,812

Net assets
Accumulation units	$7,139	$484	$3,357	$388	$3,812
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,139	$484	$3,357	$388	$3,812

Total number of mutual fund shares	655,547	44,958	312,818	36,714	340,669

Cost of mutual fund shares	$7,995	$521	$3,855	$440	$3,881

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$660	$3,410	$134	$5,459	$207
Total assets	660	3,410	134	5,459	207
Net assets	$660	$3,410	$134	$5,459	$207

Net assets
Accumulation units	$660	$3,410	$134	$5,459	$207
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$660	$3,410	$134	$5,459	$207

Total number of mutual fund shares	59,470	331,034	13,192	199,179	7,912

Cost of mutual fund shares	$672	$4,173	$161	$5,782	$222

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,855	$61	$5,441	$134	$13,322
Total assets	1,855	61	5,441	134	13,322
Net assets	$1,855	$61	$5,441	$134	$13,322

Net assets
Accumulation units	$1,855	$61	$5,441	$134	$13,322
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,855	$61	$5,441	$134	$13,322

Total number of mutual fund shares	92,679	3,097	310,573	7,658	336,929

Cost of mutual fund shares	$2,112	$69	$4,644	$96	$15,024

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$639	$6,683	$225	$35,541	$650
Total assets	639	6,683	225	35,541	650
Net assets	$639	$6,683	$225	$35,541	$650

Net assets
Accumulation units	$639	$6,683	$225	$35,541	$650
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$639	$6,683	$225	$35,541	$650

Total number of mutual fund shares	16,252	413,034	14,062	1,989,991	37,859

Cost of mutual fund shares	$737	$7,983	$271	$31,421	$641

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$6,212	$47,090	$619	$9,159	$675
Total assets	6,212	47,090	619	9,159	675
Net assets	$6,212	$47,090	$619	$9,159	$675

Net assets
Accumulation units	$6,212	$47,088	$619	$9,159	$675
Contracts in payout (annuitization)	—	2	—	—	—
Total net assets	$6,212	$47,090	$619	$9,159	$675

Total number of mutual fund shares	562,694	4,643,969	63,563	117,365	9,061

Cost of mutual fund shares	$6,666	$44,211	$637	$9,866	$747

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$4,747	$375	$6,423	$8,952	$13,753
Total assets	4,747	375	6,423	8,952	13,753
Net assets	$4,747	$375	$6,423	$8,952	$13,753

Net assets
Accumulation units	$4,747	$375	$6,423	$8,952	$13,753
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,747	$375	$6,423	$8,952	$13,753

Total number of mutual fund shares	431,556	34,344	520,474	621,689	1,011,968

Cost of mutual fund shares	$4,793	$395	$6,567	$7,873	$12,627

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Global Equity Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$5,468	$11,879	$4,205	$6,666	$4,648
Total assets	5,468	11,879	4,205	6,666	4,648
Net assets	$5,468	$11,879	$4,205	$6,666	$4,648

Net assets
Accumulation units	$5,468	$11,879	$4,205	$6,666	$4,648
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$5,468	$11,879	$4,205	$6,666	$4,648

Total number of mutual fund shares	220,405	1,234,777	170,675	387,079	228,272

Cost of mutual fund shares	$6,238	$11,821	$3,504	$7,766	$4,958

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$26	$1,298	$45,246	$8,266	$1,965
Total assets	26	1,298	45,246	8,266	1,965
Net assets	$26	$1,298	$45,246	$8,266	$1,965

Net assets
Accumulation units	$26	$1,298	$45,246	$8,266	$1,965
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$26	$1,298	$45,246	$8,266	$1,965

Total number of mutual fund shares	2,916	144,839	1,351,034	414,534	66,325

Cost of mutual fund shares	$29	$1,361	$19,322	$4,490	$1,838
The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2018
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$94	$28,571	$13,589	$3,218	$3,548
Total assets	94	28,571	13,589	3,218	3,548
Net assets	$94	$28,571	$13,589	$3,218	$3,548

Net assets
Accumulation units	$94	$28,569	$13,589	$3,218	$3,548
Contracts in payout (annuitization)	—	2	—	—	—
Total net assets	$94	$28,571	$13,589	$3,218	$3,548

Total number of mutual fund shares	5,965	2,347,694	660,639	197,153	171,421

Cost of mutual fund shares	$117	$28,983	$15,465	$4,252	$4,810

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$82	$168	$149	$620	$559
Expenses:
Mortality and expense risks and other charges	269	169	128	402	1,131
Total expenses	269	169	128	402	1,131
Net investment income (loss)	(187)	(1)	21	218	(572)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	797	536	229	(242)	2,055
Capital gains distributions	1,909	819	443	1,361	7,011
Total realized gain (loss) on investments
and capital gains distributions	2,706	1,355	672	1,119	9,066
Net unrealized appreciation
(depreciation) of investments	(2,740)	(1,664)	(2,008)	(3,943)	(14,032)
Net realized and unrealized gain (loss)
on investments	(34)	(309)	(1,336)	(2,824)	(4,966)
Net increase (decrease) in net assets
resulting from operations	$(221)	$(310)	$(1,315)	$(2,606)	$(5,538)

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Franklin Small Cap Value VIP Fund - Class 2	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment Income:
Dividends	$1,739	$80	$261	$45	$15
Expenses:
Mortality and expense risks and other charges	1,333	69	150	70	32
Total expenses	1,333	69	150	70	32
Net investment income (loss)	406	11	111	(25)	(17)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,037	—	(8)	2	122
Capital gains distributions	460	—	68	763	71
Total realized gain (loss) on investments
and capital gains distributions	5,497	—	60	765	193
Net unrealized appreciation
(depreciation) of investments	(10,835)	—	(390)	(1,424)	(537)
Net realized and unrealized gain (loss)
on investments	(5,338)	—	(330)	(659)	(344)
Net increase (decrease) in net assets
resulting from operations	$(4,932)	$11	$(219)	$(684)	$(361)

The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	Oppenheimer Main Street Small Cap Fund®/VA	PIMCO Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$20	$1	$364	$162	$12
Expenses:
Mortality and expense risks and other charges	59	5	205	48	7
Total expenses	59	5	205	48	7
Net investment income (loss)	(39)	(4)	159	114	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	401	5	(426)	(55)	4
Capital gains distributions	221	46	—	—	38
Total realized gain (loss) on investments
and capital gains distributions	622	51	(426)	(55)	42
Net unrealized appreciation
(depreciation) of investments	(841)	(89)	(266)	(217)	(88)
Net realized and unrealized gain (loss)
on investments	(219)	(38)	(692)	(272)	(46)
Net increase (decrease) in net assets
resulting from operations	$(258)	$(42)	$(533)	$(158)	$(41)

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$630	$22	$251	$8	$84
Expenses:
Mortality and expense risks and other charges	242	19	564	31	59
Total expenses	242	19	564	31	59
Net investment income (loss)	388	3	(313)	(23)	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(94)	—	1,771	89	179
Capital gains distributions	—	—	5,218	291	459
Total realized gain (loss) on investments
and capital gains distributions	(94)	—	6,989	380	638
Net unrealized appreciation
(depreciation) of investments	(656)	—	(7,459)	(395)	(1,034)
Net realized and unrealized gain (loss)
on investments	(750)	—	(470)	(15)	(396)
Net increase (decrease) in net assets
resulting from operations	$(362)	$3	$(783)	$(38)	$(371)

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$74	$14	$34	$268	$152
Expenses:
Mortality and expense risks and other charges	71	6	29	68	155
Total expenses	71	6	29	68	155
Net investment income (loss)	3	8	5	200	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(29)	(477)	70	153	451
Capital gains distributions	—	561	111	—	1,220
Total realized gain (loss) on investments
and capital gains distributions	(29)	84	181	153	1,671
Net unrealized appreciation
(depreciation) of investments	8	(61)	(292)	(849)	(3,272)
Net realized and unrealized gain (loss)
on investments	(21)	23	(111)	(696)	(1,601)
Net increase (decrease) in net assets
resulting from operations	$(18)	$31	$(106)	$(496)	$(1,604)

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Net investment income (loss)
Investment Income:
Dividends	$7	$57	$156	$1,459	$196
Expenses:
Mortality and expense risks and other charges	8	137	359	947	119
Total expenses	8	137	359	947	119
Net investment income (loss)	(1)	(80)	(203)	512	77

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	(144)	969	824	150
Capital gains distributions	63	—	3,000	4,877	1,288
Total realized gain (loss) on investments
and capital gains distributions	70	(144)	3,969	5,701	1,438
Net unrealized appreciation
(depreciation) of investments	(153)	(1,654)	(6,384)	(6,782)	(2,360)
Net realized and unrealized gain (loss)
on investments	(83)	(1,798)	(2,415)	(1,081)	(922)
Net increase (decrease) in net assets
resulting from operations	$(84)	$(1,878)	$(2,618)	$(569)	$(845)

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Government Money Market Portfolio - Class I	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$11	$239	$—	$13	$143
Expenses:
Mortality and expense risks and other charges	7	174	—	5	89
Total expenses	7	174	—	5	89
Net investment income (loss)	4	65	—	8	54

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(65)	—	(3)	(35)
Capital gains distributions	77	—	—	—	196
Total realized gain (loss) on investments
and capital gains distributions	75	(65)	—	(3)	161
Net unrealized appreciation
(depreciation) of investments	(133)	(1,890)	—	(19)	(640)
Net realized and unrealized gain (loss)
on investments	(58)	(1,955)	—	(22)	(479)
Net increase (decrease) in net assets
resulting from operations	$(54)	$(1,890)	$—	$(14)	$(425)

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$17	$157	$10	$64	$7
Expenses:
Mortality and expense risks and other charges	12	109	8	53	7
Total expenses	12	109	8	53	7
Net investment income (loss)	5	48	2	11	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	30	14	44	(4)
Capital gains distributions	26	314	24	181	23
Total realized gain (loss) on investments
and capital gains distributions	26	344	38	225	19
Net unrealized appreciation
(depreciation) of investments	(88)	(1,141)	(90)	(664)	(76)
Net realized and unrealized gain (loss)
on investments	(62)	(797)	(52)	(439)	(57)
Net increase (decrease) in net assets
resulting from operations	$(57)	$(749)	$(50)	$(428)	$(57)

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$118	$16	$50	$2	$—
Expenses:
Mortality and expense risks and other charges	63	11	58	3	89
Total expenses	63	11	58	3	89
Net investment income (loss)	55	5	(8)	(1)	(89)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73	33	(5)	(4)	365
Capital gains distributions	108	17	412	20	597
Total realized gain (loss) on investments
and capital gains distributions	181	50	407	16	962
Net unrealized appreciation
(depreciation) of investments	(407)	(87)	(1,028)	(38)	(1,005)
Net realized and unrealized gain (loss)
on investments	(226)	(37)	(621)	(22)	(43)
Net increase (decrease) in net assets
resulting from operations	$(171)	$(32)	$(629)	$(23)	$(132)

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class
Net investment income (loss)
Investment Income:
Dividends	$—	$24	$1	$100	$2
Expenses:
Mortality and expense risks and other charges	3	31	1	91	2
Total expenses	3	31	1	91	2
Net investment income (loss)	(3)	(7)	—	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	109	—	450	2
Capital gains distributions	21	215	9	—	—
Total realized gain (loss) on investments
and capital gains distributions	28	324	9	450	2
Net unrealized appreciation
(depreciation) of investments	(33)	(519)	(15)	(1,295)	(22)
Net realized and unrealized gain (loss)
on investments	(5)	(195)	(6)	(845)	(20)
Net increase (decrease) in net assets
resulting from operations	$(8)	$(202)	$(6)	$(836)	$(20)

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$298	$13	$105	$3	$653
Expenses:
Mortality and expense risks and other charges	216	11	112	4	603
Total expenses	216	11	112	4	603
Net investment income (loss)	82	2	(7)	(1)	50

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	572	(4)	348	17	1,228
Capital gains distributions	940	47	658	26	2,830
Total realized gain (loss) on investments
and capital gains distributions	1,512	43	1,006	43	4,058
Net unrealized appreciation
(depreciation) of investments	(3,218)	(124)	(2,015)	(76)	(10,084)
Net realized and unrealized gain (loss)
on investments	(1,706)	(81)	(1,009)	(33)	(6,026)
Net increase (decrease) in net assets
resulting from operations	$(1,624)	$(79)	$(1,016)	$(34)	$(5,976)

The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment Income:
Dividends	$10	$345	$96	$—	$24
Expenses:
Mortality and expense risks and other charges	11	93	767	10	143
Total expenses	11	93	767	10	143
Net investment income (loss)	(1)	252	(671)	(10)	(119)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	54	1,505	18	366
Capital gains distributions	54	—	5,134	67	1,616
Total realized gain (loss) on investments
and capital gains distributions	73	54	6,639	85	1,982
Net unrealized appreciation
(depreciation) of investments	(184)	(567)	(8,028)	(106)	(2,080)
Net realized and unrealized gain (loss)
on investments	(111)	(513)	(1,389)	(21)	(98)
Net increase (decrease) in net assets
resulting from operations	$(112)	$(261)	$(2,060)	$(31)	$(217)

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$—	$120	$8	$197	$205
Expenses:
Mortality and expense risks and other charges	10	80	6	99	139
Total expenses	10	80	6	99	139
Net investment income (loss)	(10)	40	2	98	66

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	185	17	103	470
Capital gains distributions	116	—	—	163	—
Total realized gain (loss) on investments
and capital gains distributions	129	185	17	266	470
Net unrealized appreciation
(depreciation) of investments	(142)	(1,158)	(93)	(729)	(1,484)
Net realized and unrealized gain (loss)
on investments	(13)	(973)	(76)	(463)	(1,014)
Net increase (decrease) in net assets
resulting from operations	$(23)	$(933)	$(74)	$(365)	$(948)

The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global Equity Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$349	$109	$709	$62	$84
Expenses:
Mortality and expense risks and other charges	214	88	192	61	115
Total expenses	214	88	192	61	115
Net investment income (loss)	135	21	517	1	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	730	104	187	193	394
Capital gains distributions	—	566	—	326	952
Total realized gain (loss) on investments
and capital gains distributions	730	670	187	519	1,346
Net unrealized appreciation
(depreciation) of investments	(1,963)	(1,015)	(2,057)	(912)	(2,548)
Net realized and unrealized gain (loss)
on investments	(1,233)	(345)	(1,870)	(393)	(1,202)
Net increase (decrease) in net assets
resulting from operations	$(1,098)	$(324)	$(1,353)	$(392)	$(1,233)

The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment Income:
Dividends	$49	$1	$37	$536	$149
Expenses:
Mortality and expense risks and other charges	80	—	21	724	129
Total expenses	80	—	21	724	129
Net investment income (loss)	(31)	1	16	(188)	20

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	428	—	27	4,114	608
Capital gains distributions	713	—	—	1,711	—
Total realized gain (loss) on investments
and capital gains distributions	1,141	—	27	5,825	608
Net unrealized appreciation
(depreciation) of investments	(1,839)	(5)	(271)	(6,400)	(1,003)
Net realized and unrealized gain (loss)
on investments	(698)	(5)	(244)	(575)	(395)
Net increase (decrease) in net assets
resulting from operations	$(729)	$(4)	$(228)	$(763)	$(375)

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select
Net investment income (loss)
Investment Income:
Dividends	$8	$1	$—	$—	$7
Expenses:
Mortality and expense risks and other charges	30	2	476	242	56
Total expenses	30	2	476	242	56
Net investment income (loss)	(22)	(1)	(476)	(242)	(49)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	243	—	2,347	672	(227)
Capital gains distributions	211	17	3,298	2,672	445
Total realized gain (loss) on investments
and capital gains distributions	454	17	5,645	3,344	218
Net unrealized appreciation
(depreciation) of investments	(586)	(36)	(7,815)	(5,864)	(663)
Net realized and unrealized gain (loss)
on investments	(132)	(19)	(2,170)	(2,520)	(445)
Net increase (decrease) in net assets
resulting from operations	$(154)	$(20)	$(2,646)	$(2,762)	$(494)

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Operations
For the Year Ended December 31, 2018
(Dollars in thousands)

Wanger USA
Net investment income (loss)
Investment Income:
Dividends	$4
Expenses:
Mortality and expense risks and other charges	58
Total expenses	58
Net investment income (loss)	(54)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(164)
Capital gains distributions	938
Total realized gain (loss) on investments
and capital gains distributions	774
Net unrealized appreciation
(depreciation) of investments	(814)
Net realized and unrealized gain (loss)
on investments	(40)
Net increase (decrease) in net assets
resulting from operations	$(94)

The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2017	$15,542	$10,658	$7,559	$30,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(155)	(1)	(11)	85
Total realized gain (loss) on investments
and capital gains distributions	2,536	1,273	239	11
Net unrealized appreciation (depreciation)
of investments	1,607	867	2,039	3,131
Net increase (decrease) in net assets resulting from
operations	3,988	2,139	2,267	3,227
Changes from principal transactions:
Premiums	1,075	801	729	702
Surrenders and withdrawals	(1,997)	(1,424)	(961)	(3,336)
Cost of insurance and administrative charges	(15)	(11)	(8)	(16)
Transfers between Divisions
(including fixed account), net	(212)	(69)	114	(344)
Increase (decrease) in net assets derived from
principal transactions	(1,149)	(703)	(126)	(2,994)
Total increase (decrease) in net assets	2,839	1,436	2,141	233
Net assets at December 31, 2017	18,381	12,094	9,700	30,647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(187)	(1)	21	218
Total realized gain (loss) on investments
and capital gains distributions	2,706	1,355	672	1,119
Net unrealized appreciation (depreciation)
of investments	(2,740)	(1,664)	(2,008)	(3,943)
Net increase (decrease) in net assets resulting from
operations	(221)	(310)	(1,315)	(2,606)
Changes from principal transactions:
Premiums	1,061	622	646	625
Surrenders and withdrawals	(2,095)	(1,490)	(1,292)	(3,846)
Cost of insurance and administrative charges	(16)	(11)	(7)	(15)
Transfers between Divisions
(including fixed account), net	(30)	(182)	(39)	(448)
Increase (decrease) in net assets derived from
principal transactions	(1,080)	(1,061)	(692)	(3,684)
Total increase (decrease) in net assets	(1,301)	(1,371)	(2,007)	(6,290)
Net assets at December 31, 2018	$17,080	$10,723	$7,693	$24,357
The accompanying notes are an integral part of these financial statements.
36

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Government Money Market Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Net assets at January 1, 2017	$73,969	$86,732	$6,460	$11,801

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(327)	349	(44)	111
Total realized gain (loss) on investments
and capital gains distributions	5,076	4,969	—	196
Net unrealized appreciation (depreciation)
of investments	9,656	11,300	—	11
Net increase (decrease) in net assets resulting from
operations	14,405	16,618	(44)	318
Changes from principal transactions:
Premiums	2,503	2,581	1,947	546
Surrenders and withdrawals	(8,216)	(9,201)	(1,509)	(1,413)
Cost of insurance and administrative charges	(43)	(57)	(5)	(8)
Transfers between Divisions
(including fixed account), net	(441)	(573)	(1,645)	80
Increase (decrease) in net assets derived from
principal transactions	(6,197)	(7,250)	(1,212)	(795)
Total increase (decrease) in net assets	8,208	9,368	(1,256)	(477)
Net assets at December 31, 2017	82,177	96,100	5,204	11,324

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(572)	406	11	111
Total realized gain (loss) on investments
and capital gains distributions	9,066	5,497	—	60
Net unrealized appreciation (depreciation)
of investments	(14,032)	(10,835)	—	(390)
Net increase (decrease) in net assets resulting from
operations	(5,538)	(4,932)	11	(219)
Changes from principal transactions:
Premiums	2,460	2,549	1,797	617
Surrenders and withdrawals	(8,784)	(9,018)	(2,011)	(1,435)
Cost of insurance and administrative charges	(39)	(54)	(4)	(8)
Transfers between Divisions
(including fixed account), net	(1,111)	(1,026)	(36)	117
Increase (decrease) in net assets derived from
principal transactions	(7,474)	(7,549)	(254)	(709)
Total increase (decrease) in net assets	(13,012)	(12,481)	(243)	(928)
Net assets at December 31, 2018	$69,165	$83,619	$4,961	$10,396

The accompanying notes are an integral part of these financial statements.
37

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio -Class I	Oppenheimer Main Street Small Cap Fund®/VA
Net assets at January 1, 2017	$5,100	$2,393	$4,296	$435

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	(20)	(38)	(2)
Total realized gain (loss) on investments
and capital gains distributions	465	386	592	65
Net unrealized appreciation (depreciation)
of investments	23	(241)	100	(14)
Net increase (decrease) in net assets resulting from
operations	443	125	654	49
Changes from principal transactions:
Premiums	282	136	145	21
Surrenders and withdrawals	(529)	(220)	(382)	(115)
Cost of insurance and administrative charges	(4)	(2)	(2)	(1)
Transfers between Divisions
(including fixed account), net	(105)	(39)	(348)	(24)
Increase (decrease) in net assets derived from
principal transactions	(356)	(125)	(587)	(119)
Total increase (decrease) in net assets	87	—	67	(70)
Net assets at December 31, 2017	5,187	2,393	4,363	365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(17)	(39)	(4)
Total realized gain (loss) on investments
and capital gains distributions	765	193	622	51
Net unrealized appreciation (depreciation)
of investments	(1,424)	(537)	(841)	(89)
Net increase (decrease) in net assets resulting from
operations	(684)	(361)	(258)	(42)
Changes from principal transactions:
Premiums	219	108	145	18
Surrenders and withdrawals	(440)	(193)	(594)	(10)
Cost of insurance and administrative charges	(4)	(1)	(2)	(1)
Transfers between Divisions
(including fixed account), net	(124)	(66)	(77)	(12)
Increase (decrease) in net assets derived from
principal transactions	(349)	(152)	(528)	(5)
Total increase (decrease) in net assets	(1,033)	(513)	(786)	(47)
Net assets at December 31, 2018	$4,154	$1,880	$3,577	$318

The accompanying notes are an integral part of these financial statements.
38

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	PIMCO Real Return Portfolio - Administrative Class	Pioneer High Yield VCT Portfolio - Class I	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2017	$15,413	$3,325	$517	$19,483

Increase (decrease) in net assets
Operations:
Net investment income (loss)	146	110	7	372
Total realized gain (loss) on investments
and capital gains distributions	(346)	(35)	6	(38)
Net unrealized appreciation (depreciation)
of investments	529	118	53	340
Net increase (decrease) in net assets resulting from
operations	329	193	66	674
Changes from principal transactions:
Premiums	1,437	268	—	1,096
Surrenders and withdrawals	(1,493)	(484)	(43)	(2,393)
Cost of insurance and administrative charges	(14)	(3)	—	(14)
Transfers between Divisions
(including fixed account), net	(392)	170	(2)	(282)
Increase (decrease) in net assets derived from
principal transactions	(462)	(49)	(45)	(1,593)
Total increase (decrease) in net assets	(133)	144	21	(919)
Net assets at December 31, 2017	15,280	3,469	538	18,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159	114	5	388
Total realized gain (loss) on investments
and capital gains distributions	(426)	(55)	42	(94)
Net unrealized appreciation (depreciation)
of investments	(266)	(217)	(88)	(656)
Net increase (decrease) in net assets resulting from
operations	(533)	(158)	(41)	(362)
Changes from principal transactions:
Premiums	1,235	284	—	924
Surrenders and withdrawals	(2,033)	(380)	(37)	(2,150)
Cost of insurance and administrative charges	(14)	(3)	—	(12)
Transfers between Divisions
(including fixed account), net	(33)	61	(1)	(203)
Increase (decrease) in net assets derived from
principal transactions	(845)	(38)	(38)	(1,441)
Total increase (decrease) in net assets	(1,378)	(196)	(79)	(1,803)
Net assets at December 31, 2018	$13,902	$3,273	$459	$16,761

The accompanying notes are an integral part of these financial statements.
39

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Class I	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2017	$1,522	$33,797	$2,045	$4,183

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(285)	(21)	46
Total realized gain (loss) on investments
and capital gains distributions	—	3,656	173	242
Net unrealized appreciation (depreciation)
of investments	—	5,773	376	196
Net increase (decrease) in net assets resulting from
operations	(11)	9,144	528	484
Changes from principal transactions:
Premiums	114	860	90	255
Surrenders and withdrawals	(240)	(3,112)	(324)	(649)
Cost of insurance and administrative charges	(1)	(25)	(7)	(3)
Transfers between Divisions
(including fixed account), net	81	(112)	(32)	147
Increase (decrease) in net assets derived from
principal transactions	(46)	(2,389)	(273)	(250)
Total increase (decrease) in net assets	(57)	6,755	255	234
Net assets at December 31, 2017	1,465	40,552	2,300	4,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(313)	(23)	25
Total realized gain (loss) on investments
and capital gains distributions	—	6,989	380	638
Net unrealized appreciation (depreciation)
of investments	—	(7,459)	(395)	(1,034)
Net increase (decrease) in net assets resulting from
operations	3	(783)	(38)	(371)
Changes from principal transactions:
Premiums	106	789	54	205
Surrenders and withdrawals	(122)	(5,040)	(338)	(469)
Cost of insurance and administrative charges	(1)	(24)	(7)	(4)
Transfers between Divisions
(including fixed account), net	(62)	(481)	(82)	(67)
Increase (decrease) in net assets derived from
principal transactions	(79)	(4,756)	(373)	(335)
Total increase (decrease) in net assets	(76)	(5,539)	(411)	(706)
Net assets at December 31, 2018	$1,389	$35,013	$1,889	$3,711

The accompanying notes are an integral part of these financial statements.
40

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Institutional Class
Net assets at January 1, 2017	$5,317	$516	$1,802	$4,904

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	(3)	9	119
Total realized gain (loss) on investments
and capital gains distributions	(17)	46	161	132
Net unrealized appreciation (depreciation)
of investments	(9)	61	184	188
Net increase (decrease) in net assets resulting from
operations	(11)	104	354	439
Changes from principal transactions:
Premiums	245	66	201	393
Surrenders and withdrawals	(380)	(46)	(226)	(373)
Cost of insurance and administrative charges	(3)	—	(2)	(4)
Transfers between Divisions
(including fixed account), net	67	(10)	34	(170)
Increase (decrease) in net assets derived from
principal transactions	(71)	10	7	(154)
Total increase (decrease) in net assets	(82)	114	361	285
Net assets at December 31, 2017	5,235	630	2,163	5,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	8	5	200
Total realized gain (loss) on investments
and capital gains distributions	(29)	84	181	153
Net unrealized appreciation (depreciation)
of investments	8	(61)	(292)	(849)
Net increase (decrease) in net assets resulting from
operations	(18)	31	(106)	(496)
Changes from principal transactions:
Premiums	221	24	154	366
Surrenders and withdrawals	(525)	(50)	(401)	(478)
Cost of insurance and administrative charges	(3)	—	(2)	(4)
Transfers between Divisions
(including fixed account), net	(93)	(635)	(13)	(141)
Increase (decrease) in net assets derived from
principal transactions	(400)	(661)	(262)	(257)
Total increase (decrease) in net assets	(418)	(630)	(368)	(753)
Net assets at December 31, 2018	$4,817	$—	$1,795	$4,436

The accompanying notes are an integral part of these financial statements.
41

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net assets at January 1, 2017	$10,868	$590	$7,802	$24,737

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67	3	(88)	(175)
Total realized gain (loss) on investments
and capital gains distributions	910	39	(104)	2,186
Net unrealized appreciation (depreciation)
of investments	316	27	3,363	1,306
Net increase (decrease) in net assets resulting from
operations	1,293	69	3,171	3,317
Changes from principal transactions:
Premiums	404	29	837	568
Surrenders and withdrawals	(915)	(102)	(1,060)	(2,531)
Cost of insurance and administrative charges	(7)	(2)	(6)	(13)
Transfers between Divisions
(including fixed account), net	(96)	20	(38)	(172)
Increase (decrease) in net assets derived from
principal transactions	(614)	(55)	(267)	(2,148)
Total increase (decrease) in net assets	679	14	2,904	1,169
Net assets at December 31, 2017	11,547	604	10,706	25,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	(80)	(203)
Total realized gain (loss) on investments
and capital gains distributions	1,671	70	(144)	3,969
Net unrealized appreciation (depreciation)
of investments	(3,272)	(153)	(1,654)	(6,384)
Net increase (decrease) in net assets resulting from
operations	(1,604)	(84)	(1,878)	(2,618)
Changes from principal transactions:
Premiums	295	23	653	598
Surrenders and withdrawals	(1,085)	(55)	(947)	(2,788)
Cost of insurance and administrative charges	(6)	(2)	(5)	(12)
Transfers between Divisions
(including fixed account), net	6	(1)	(170)	(381)
Increase (decrease) in net assets derived from
principal transactions	(790)	(35)	(469)	(2,583)
Total increase (decrease) in net assets	(2,394)	(119)	(2,347)	(5,201)
Net assets at December 31, 2018	$9,153	$485	$8,359	$20,705

The accompanying notes are an integral part of these financial statements.
42

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class
Net assets at January 1, 2017	$54,814	$7,954	$502	$11,557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(96)	81	3	(6)
Total realized gain (loss) on investments
and capital gains distributions	3,443	860	49	(73)
Net unrealized appreciation (depreciation)
of investments	4,291	212	12	3,028
Net increase (decrease) in net assets resulting from
operations	7,638	1,153	64	2,949
Changes from principal transactions:
Premiums	5,484	547	21	588
Surrenders and withdrawals	(4,992)	(849)	(70)	(1,596)
Cost of insurance and administrative charges	(39)	(5)	(2)	(8)
Transfers between Divisions
(including fixed account), net	3,143	(11)	(27)	(60)
Increase (decrease) in net assets derived from
principal transactions	3,596	(318)	(78)	(1,076)
Total increase (decrease) in net assets	11,234	835	(14)	1,873
Net assets at December 31, 2017	66,048	8,789	488	13,430

Increase (decrease) in net assets
Operations:
Net investment income (loss)	512	77	4	65
Total realized gain (loss) on investments
and capital gains distributions	5,701	1,438	75	(65)
Net unrealized appreciation (depreciation)
of investments	(6,782)	(2,360)	(133)	(1,890)
Net increase (decrease) in net assets resulting from
operations	(569)	(845)	(54)	(1,890)
Changes from principal transactions:
Premiums	5,226	453	63	396
Surrenders and withdrawals	(7,111)	(981)	(34)	(1,387)
Cost of insurance and administrative charges	(45)	(4)	(2)	(7)
Transfers between Divisions
(including fixed account), net	1,968	(95)	(4)	(112)
Increase (decrease) in net assets derived from
principal transactions	38	(627)	23	(1,110)
Total increase (decrease) in net assets	(531)	(1,472)	(31)	(3,000)
Net assets at December 31, 2018	$65,517	$7,317	$457	$10,430

The accompanying notes are an integral part of these financial statements.
43

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Government Money Market Portfolio - Class I	Voya Global Bond Portfolio - Service Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class
Net assets at January 1, 2017	$31	$307	$6,302	$1,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	45	7
Total realized gain (loss) on investments
and capital gains distributions	—	(3)	220	74
Net unrealized appreciation (depreciation)
of investments	—	27	575	59
Net increase (decrease) in net assets resulting from
operations	—	28	840	140
Changes from principal transactions:
Premiums	—	25	567	47
Surrenders and withdrawals	(1)	(46)	(777)	(437)
Cost of insurance and administrative charges	—	(1)	(5)	(5)
Transfers between Divisions
(including fixed account), net	(1)	75	(273)	(29)
Increase (decrease) in net assets derived from
principal transactions	(2)	53	(488)	(424)
Total increase (decrease) in net assets	(2)	81	352	(284)
Net assets at December 31, 2017	29	388	6,654	855

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	8	54	5
Total realized gain (loss) on investments
and capital gains distributions	—	(3)	161	26
Net unrealized appreciation (depreciation)
of investments	—	(19)	(640)	(88)
Net increase (decrease) in net assets resulting from
operations	—	(14)	(425)	(57)
Changes from principal transactions:
Premiums	—	27	423	46
Surrenders and withdrawals	(1)	(16)	(811)	(117)
Cost of insurance and administrative charges	—	(1)	(4)	(3)
Transfers between Divisions
(including fixed account), net	—	(20)	92	9
Increase (decrease) in net assets derived from
principal transactions	(1)	(10)	(300)	(65)
Total increase (decrease) in net assets	(1)	(24)	(725)	(122)
Net assets at December 31, 2018	$28	$364	$5,929	$733

The accompanying notes are an integral part of these financial statements.
44

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Net assets at January 1, 2017	$5,974	$489	$3,005	$398

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	1	(2)	(1)
Total realized gain (loss) on investments
and capital gains distributions	252	21	99	13
Net unrealized appreciation (depreciation)
of investments	850	65	522	66
Net increase (decrease) in net assets resulting from
operations	1,133	87	619	78
Changes from principal transactions:
Premiums	703	20	355	2
Surrenders and withdrawals	(475)	(2)	(152)	—
Cost of insurance and administrative charges	(6)	(2)	(5)	(2)
Transfers between Divisions
(including fixed account), net	282	(16)	(61)	1
Increase (decrease) in net assets derived from
principal transactions	504	0	137	1
Total increase (decrease) in net assets	1,637	87	756	79
Net assets at December 31, 2017	7,611	576	3,761	477

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	2	11	—
Total realized gain (loss) on investments
and capital gains distributions	344	38	225	19
Net unrealized appreciation (depreciation)
of investments	(1,141)	(90)	(664)	(76)
Net increase (decrease) in net assets resulting from
operations	(749)	(50)	(428)	(57)
Changes from principal transactions:
Premiums	728	17	477	2
Surrenders and withdrawals	(527)	(63)	(448)	(37)
Cost of insurance and administrative charges	(6)	(2)	(6)	(3)
Transfers between Divisions
(including fixed account), net	82	6	1	6
Increase (decrease) in net assets derived from
principal transactions	277	(42)	24	(32)
Total increase (decrease) in net assets	(472)	(92)	(404)	(89)
Net assets at December 31, 2018	$7,139	$484	$3,357	$388

The accompanying notes are an integral part of these financial statements.
45

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2017	$5,634	$1,287	$3,896	$235

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60	10	(6)	(1)
Total realized gain (loss) on investments
and capital gains distributions	59	14	211	16
Net unrealized appreciation (depreciation)
of investments	304	67	183	4
Net increase (decrease) in net assets resulting from
operations	423	91	388	19
Changes from principal transactions:
Premiums	186	45	247	6
Surrenders and withdrawals	(1,067)	(276)	(421)	(12)
Cost of insurance and administrative charges	(3)	(3)	(2)	(1)
Transfers between Divisions
(including fixed account), net	10	15	183	(53)
Increase (decrease) in net assets derived from
principal transactions	(874)	(219)	7	(60)
Total increase (decrease) in net assets	(451)	(128)	395	(41)
Net assets at December 31, 2017	5,183	1,159	4,291	194

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55	5	(8)	(1)
Total realized gain (loss) on investments
and capital gains distributions	181	50	407	16
Net unrealized appreciation (depreciation)
of investments	(407)	(87)	(1,028)	(38)
Net increase (decrease) in net assets resulting from
operations	(171)	(32)	(629)	(23)
Changes from principal transactions:
Premiums	138	33	324	4
Surrenders and withdrawals	(1,279)	(499)	(416)	(28)
Cost of insurance and administrative charges	(3)	(2)	(2)	—
Transfers between Divisions
(including fixed account), net	(56)	1	(158)	(13)
Increase (decrease) in net assets derived from
principal transactions	(1,200)	(467)	(252)	(37)
Total increase (decrease) in net assets	(1,371)	(499)	(881)	(60)
Net assets at December 31, 2018	$3,812	$660	$3,410	$134

The accompanying notes are an integral part of these financial statements.
46

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Baron Growth Portfolio - Initial Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Initial Class	VY® Columbia Contrarian Core Portfolio - Service Class
Net assets at January 1, 2017	$5,477	$158	$2,208	$96

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(1)	(5)	—
Total realized gain (loss) on investments
and capital gains distributions	1,103	30	220	11
Net unrealized appreciation (depreciation)
of investments	280	12	189	6
Net increase (decrease) in net assets resulting from
operations	1,358	41	404	17
Changes from principal transactions:
Premiums	265	10	114	2
Surrenders and withdrawals	(923)	(28)	(430)	(8)
Cost of insurance and administrative charges	(3)	(1)	(1)	—
Transfers between Divisions
(including fixed account), net	(24)	21	34	(16)
Increase (decrease) in net assets derived from
principal transactions	(685)	2	(283)	(22)
Total increase (decrease) in net assets	673	43	121	(5)
Net assets at December 31, 2017	6,150	201	2,329	91

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(89)	(3)	(7)	—
Total realized gain (loss) on investments
and capital gains distributions	962	28	324	9
Net unrealized appreciation (depreciation)
of investments	(1,005)	(33)	(519)	(15)
Net increase (decrease) in net assets resulting from
operations	(132)	(8)	(202)	(6)
Changes from principal transactions:
Premiums	301	16	120	1
Surrenders and withdrawals	(883)	(17)	(313)	(17)
Cost of insurance and administrative charges	(3)	(1)	(1)	—
Transfers between Divisions
(including fixed account), net	26	16	(78)	(8)
Increase (decrease) in net assets derived from
principal transactions	(559)	14	(272)	(24)
Total increase (decrease) in net assets	(691)	6	(474)	(30)
Net assets at December 31, 2018	$5,459	$207	$1,855	$61

The accompanying notes are an integral part of these financial statements.
47

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2017	$6,419	$154	$15,490	$862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	125	2
Total realized gain (loss) on investments
and capital gains distributions	444	15	995	25
Net unrealized appreciation (depreciation)
of investments	525	9	289	46
Net increase (decrease) in net assets resulting from
operations	972	24	1,409	73
Changes from principal transactions:
Premiums	255	3	731	43
Surrenders and withdrawals	(810)	(28)	(1,595)	(117)
Cost of insurance and administrative charges	(5)	(1)	(12)	(3)
Transfers between Divisions
(including fixed account), net	(60)	1	(64)	(6)
Increase (decrease) in net assets derived from
principal transactions	(620)	(25)	(940)	(83)
Total increase (decrease) in net assets	352	(1)	469	(10)
Net assets at December 31, 2017	6,771	153	15,959	852

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	—	82	2
Total realized gain (loss) on investments
and capital gains distributions	450	2	1,512	43
Net unrealized appreciation (depreciation)
of investments	(1,295)	(22)	(3,218)	(124)
Net increase (decrease) in net assets resulting from
operations	(836)	(20)	(1,624)	(79)
Changes from principal transactions:
Premiums	324	4	773	31
Surrenders and withdrawals	(649)	(2)	(1,478)	(46)
Cost of insurance and administrative charges	(5)	—	(11)	(2)
Transfers between Divisions
(including fixed account), net	(164)	(1)	(297)	(117)
Increase (decrease) in net assets derived from
principal transactions	(494)	1	(1,013)	(134)
Total increase (decrease) in net assets	(1,330)	(19)	(2,637)	(213)
Net assets at December 31, 2018	$5,441	$134	$13,322	$639

The accompanying notes are an integral part of these financial statements.
48

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class
Net assets at January 1, 2017	$8,263	$321	$35,692	$503

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	(2)	(126)	(3)
Total realized gain (loss) on investments
and capital gains distributions	1,211	47	1,033	14
Net unrealized appreciation (depreciation)
of investments	(184)	(9)	10,978	172
Net increase (decrease) in net assets resulting from
operations	982	36	11,885	183
Changes from principal transactions:
Premiums	279	10	1,166	39
Surrenders and withdrawals	(1,026)	(53)	(3,994)	(32)
Cost of insurance and administrative charges	(4)	(1)	(24)	(2)
Transfers between Divisions
(including fixed account), net	75	(2)	(345)	75
Increase (decrease) in net assets derived from
principal transactions	(676)	(46)	(3,197)	80
Total increase (decrease) in net assets	306	(10)	8,688	263
Net assets at December 31, 2017	8,569	311	44,380	766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1)	50	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,006	43	4,058	73
Net unrealized appreciation (depreciation)
of investments	(2,015)	(76)	(10,084)	(184)
Net increase (decrease) in net assets resulting from
operations	(1,016)	(34)	(5,976)	(112)
Changes from principal transactions:
Premiums	288	10	1,206	39
Surrenders and withdrawals	(943)	(35)	(4,022)	(40)
Cost of insurance and administrative charges	(4)	(1)	(22)	(2)
Transfers between Divisions
(including fixed account), net	(211)	(26)	(25)	(1)
Increase (decrease) in net assets derived from
principal transactions	(870)	(52)	(2,863)	(4)
Total increase (decrease) in net assets	(1,886)	(86)	(8,839)	(116)
Net assets at December 31, 2018	$6,683	$225	$35,541	$650

The accompanying notes are an integral part of these financial statements.
49

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net assets at January 1, 2017	$6,559	$48,344	$706	$7,301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	237	(404)	(7)	(118)
Total realized gain (loss) on investments
and capital gains distributions	40	4,555	48	1,320
Net unrealized appreciation (depreciation)
of investments	107	6,545	105	1,135
Net increase (decrease) in net assets resulting from
operations	384	10,696	146	2,337
Changes from principal transactions:
Premiums	400	1,163	39	636
Surrenders and withdrawals	(806)	(5,004)	(187)	(966)
Cost of insurance and administrative charges	(5)	(31)	(2)	(5)
Transfers between Divisions
(including fixed account), net	254	(262)	1	316
Increase (decrease) in net assets derived from
principal transactions	(157)	(4,134)	(149)	(19)
Total increase (decrease) in net assets	227	6,562	(3)	2,318
Net assets at December 31, 2017	6,786	54,906	703	9,619

Increase (decrease) in net assets
Operations:
Net investment income (loss)	252	(671)	(10)	(119)
Total realized gain (loss) on investments
and capital gains distributions	54	6,639	85	1,982
Net unrealized appreciation (depreciation)
of investments	(567)	(8,028)	(106)	(2,080)
Net increase (decrease) in net assets resulting from
operations	(261)	(2,060)	(31)	(217)
Changes from principal transactions:
Premiums	340	1,295	32	506
Surrenders and withdrawals	(510)	(5,611)	(72)	(916)
Cost of insurance and administrative charges	(5)	(29)	(2)	(6)
Transfers between Divisions
(including fixed account), net	(138)	(1,411)	(11)	173
Increase (decrease) in net assets derived from
principal transactions	(313)	(5,756)	(53)	(243)
Total increase (decrease) in net assets	(574)	(7,816)	(84)	(460)
Net assets at December 31, 2018	$6,212	$47,090	$619	$9,159

The accompanying notes are an integral part of these financial statements.
50

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class I
Net assets at January 1, 2017	$447	$5,142	$436	$6,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	34	2	74
Total realized gain (loss) on investments
and capital gains distributions	69	123	18	85
Net unrealized appreciation (depreciation)
of investments	83	891	65	431
Net increase (decrease) in net assets resulting from
operations	144	1,048	85	590
Changes from principal transactions:
Premiums	18	498	37	595
Surrenders and withdrawals	(5)	(504)	(52)	(784)
Cost of insurance and administrative charges	(2)	(3)	(2)	6
Transfers between Divisions
(including fixed account), net	35	(101)	(14)	590
Increase (decrease) in net assets derived from
principal transactions	46	(110)	(31)	407
Total increase (decrease) in net assets	190	938	54	997
Net assets at December 31, 2017	637	6,080	490	7,305

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	40	2	98
Total realized gain (loss) on investments
and capital gains distributions	129	185	17	266
Net unrealized appreciation (depreciation)
of investments	(142)	(1,158)	(93)	(729)
Net increase (decrease) in net assets resulting from
operations	(23)	(933)	(74)	(365)
Changes from principal transactions:
Premiums	15	385	24	466
Surrenders and withdrawals	(28)	(685)	(64)	(1,251)
Cost of insurance and administrative charges	(2)	(3)	(1)	(5)
Transfers between Divisions
(including fixed account), net	76	(97)	—	273
Increase (decrease) in net assets derived from
principal transactions	61	(400)	(41)	(517)
Total increase (decrease) in net assets	38	(1,333)	(115)	(882)
Net assets at December 31, 2018	$675	$4,747	$375	$6,423

The accompanying notes are an integral part of these financial statements.
51

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global Equity Portfolio - Class I
Net assets at January 1, 2017	$8,813	$15,157	$6,032	$12,811

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	81	27	128
Total realized gain (loss) on investments
and capital gains distributions	230	676	831	102
Net unrealized appreciation (depreciation)
of investments	1,173	1,127	229	2,477
Net increase (decrease) in net assets resulting from
operations	1,435	1,884	1,087	2,707
Changes from principal transactions:
Premiums	780	1,307	184	645
Surrenders and withdrawals	(585)	(1,784)	(637)	(1,547)
Cost of insurance and administrative charges	(14)	(17)	(5)	(9)
Transfers between Divisions
(including fixed account), net	(72)	(562)	(48)	(265)
Increase (decrease) in net assets derived from
principal transactions	109	(1,056)	(506)	(1,176)
Total increase (decrease) in net assets	1,544	828	581	1,531
Net assets at December 31, 2017	10,357	15,985	6,613	14,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	135	21	517
Total realized gain (loss) on investments
and capital gains distributions	470	730	670	187
Net unrealized appreciation (depreciation)
of investments	(1,484)	(1,963)	(1,015)	(2,057)
Net increase (decrease) in net assets resulting from
operations	(948)	(1,098)	(324)	(1,353)
Changes from principal transactions:
Premiums	761	1,147	171	513
Surrenders and withdrawals	(1,271)	(2,197)	(849)	(1,275)
Cost of insurance and administrative charges	(14)	(17)	(5)	(8)
Transfers between Divisions
(including fixed account), net	67	(67)	(138)	(340)
Increase (decrease) in net assets derived from
principal transactions	(457)	(1,134)	(821)	(1,110)
Total increase (decrease) in net assets	(1,405)	(2,232)	(1,145)	(2,463)
Net assets at December 31, 2018	$8,952	$13,753	$5,468	$11,879

The accompanying notes are an integral part of these financial statements.
52

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I
Net assets at January 1, 2017	$3,835	$8,038	$5,716	$27

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(6)	(28)	1
Total realized gain (loss) on investments
and capital gains distributions	402	1,003	1,052	—
Net unrealized appreciation (depreciation)
of investments	425	(71)	(578)	6
Net increase (decrease) in net assets resulting from
operations	834	926	446	7
Changes from principal transactions:
Premiums	127	438	400	1
Surrenders and withdrawals	(525)	(959)	(796)	(3)
Cost of insurance and administrative charges	(2)	(5)	(3)	—
Transfers between Divisions
(including fixed account), net	(83)	25	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	(483)	(501)	(401)	(3)
Total increase (decrease) in net assets	351	425	45	4
Net assets at December 31, 2017	4,186	8,463	5,761	31

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(31)	(31)	1
Total realized gain (loss) on investments
and capital gains distributions	519	1,346	1,141	—
Net unrealized appreciation (depreciation)
of investments	(912)	(2,548)	(1,839)	(5)
Net increase (decrease) in net assets resulting from
operations	(392)	(1,233)	(729)	(4)
Changes from principal transactions:
Premiums	168	398	404	1
Surrenders and withdrawals	(350)	(1,081)	(721)	(1)
Cost of insurance and administrative charges	(2)	(5)	(3)	—
Transfers between Divisions
(including fixed account), net	595	124	(64)	(1)
Increase (decrease) in net assets derived from
principal transactions	411	(564)	(384)	(1)
Total increase (decrease) in net assets	19	(1,797)	(1,113)	(5)
Net assets at December 31, 2018	$4,205	$6,666	$4,648	$26

The accompanying notes are an integral part of these financial statements.
53

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2017	$1,077	$42,074	$8,265	$1,917

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(129)	21	(15)
Total realized gain (loss) on investments
and capital gains distributions	15	2,711	634	157
Net unrealized appreciation (depreciation)
of investments	231	9,416	1,006	290
Net increase (decrease) in net assets resulting from
operations	256	11,998	1,661	432
Changes from principal transactions:
Premiums	150	839	237	134
Surrenders and withdrawals	(140)	(3,689)	(906)	(283)
Cost of insurance and administrative charges	(1)	(34)	(5)	(1)
Transfers between Divisions
(including fixed account), net	89	(356)	(27)	48
Increase (decrease) in net assets derived from
principal transactions	98	(3,240)	(701)	(102)
Total increase (decrease) in net assets	354	8,758	960	330
Net assets at December 31, 2017	1,431	50,832	9,225	2,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(188)	20	(22)
Total realized gain (loss) on investments
and capital gains distributions	27	5,825	608	454
Net unrealized appreciation (depreciation)
of investments	(271)	(6,400)	(1,003)	(586)
Net increase (decrease) in net assets resulting from
operations	(228)	(763)	(375)	(154)
Changes from principal transactions:
Premiums	148	820	193	181
Surrenders and withdrawals	(100)	(4,914)	(930)	(362)
Cost of insurance and administrative charges	(1)	(32)	(5)	(1)
Transfers between Divisions
(including fixed account), net	48	(697)	158	54
Increase (decrease) in net assets derived from
principal transactions	95	(4,823)	(584)	(128)
Total increase (decrease) in net assets	(133)	(5,586)	(959)	(282)
Net assets at December 31, 2018	$1,298	$45,246	$8,266	$1,965

The accompanying notes are an integral part of these financial statements.
54

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

	Voya Small Company Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I	Wanger Select
Net assets at January 1, 2017	$105	$28,513	$16,098	$3,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(401)	(224)	(45)
Total realized gain (loss) on investments
and capital gains distributions	12	3,532	1,488	365
Net unrealized appreciation (depreciation)
of investments	—	3,460	1,405	515
Net increase (decrease) in net assets resulting from
operations	10	6,591	2,669	835
Changes from principal transactions:
Premiums	—	738	476	183
Surrenders and withdrawals	(1)	(3,061)	(1,654)	(369)
Cost of insurance and administrative charges	—	(20)	(11)	(3)
Transfers between Divisions
(including fixed account), net	—	2,110	115	(29)
Increase (decrease) in net assets derived from
principal transactions	(1)	(233)	(1,074)	(218)
Total increase (decrease) in net assets	9	6,358	1,595	617
Net assets at December 31, 2017	114	34,871	17,693	4,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(476)	(242)	(49)
Total realized gain (loss) on investments
and capital gains distributions	17	5,645	3,344	218
Net unrealized appreciation (depreciation)
of investments	(36)	(7,815)	(5,864)	(663)
Net increase (decrease) in net assets resulting from
operations	(20)	(2,646)	(2,762)	(494)
Changes from principal transactions:
Premiums	—	720	429	147
Surrenders and withdrawals	—	(3,934)	(1,808)	(485)
Cost of insurance and administrative charges	—	(19)	(10)	(3)
Transfers between Divisions
(including fixed account), net	—	(421)	47	(11)
Increase (decrease) in net assets derived from
principal transactions	—	(3,654)	(1,342)	(352)
Total increase (decrease) in net assets	(20)	(6,300)	(4,104)	(846)
Net assets at December 31, 2018	$94	$28,571	$13,589	$3,218

The accompanying notes are an integral part of these financial statements.
55

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the Years Ended December 31, 2018 and 2017
(Dollars in thousands)

Wanger USA
Net assets at January 1, 2017	$3,530

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)
Total realized gain (loss) on investments
and capital gains distributions	474
Net unrealized appreciation (depreciation)
of investments	183
Net increase (decrease) in net assets resulting from
operations	606
Changes from principal transactions:
Premiums	181
Surrenders and withdrawals	(420)
Cost of insurance and administrative charges	(4)
Transfers between Divisions
(including fixed account), net	(61)
Increase (decrease) in net assets derived from
principal transactions	(304)
Total increase (decrease) in net assets	302
Net assets at December 31, 2017	3,832

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)
Total realized gain (loss) on investments
and capital gains distributions	774
Net unrealized appreciation (depreciation)
of investments	(814)
Net increase (decrease) in net assets resulting from
operations	(94)
Changes from principal transactions:
Premiums	228
Surrenders and withdrawals	(508)
Cost of insurance and administrative charges	(4)
Transfers between Divisions
(including fixed account), net	94
Increase (decrease) in net assets derived from
principal transactions	(190)
Total increase (decrease) in net assets	(284)
Net assets at December 31, 2018	$3,548

The accompanying notes are an integral part of these financial statements.
56

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

1.	Organization
ReliaStar Life Insurance Company Separate Account N (the “Account”) was established by Northern Life Insurance Company (“Northern Life”) to support the operations of variable annuity contracts (“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2018, the Account had 80 investment divisions (the “Divisions”), 16 of which invest in independently managed mutual funds and 64 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2018, and related Trusts are as follows:

American Funds Insurance Series®:
Growth Fund - Class 2
Growth-Income Fund - Class 2
International Fund - Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Government Money Market Portfolio - Initial Class

Fidelity® Variable Insurance Products V (continued):
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Small Cap Fund®/VA

57

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Institutional Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class

Voya Partners, Inc. (continued):
VY® Baron Growth Portfolio - Initial Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Initial Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Small Company Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I
Wanger Advisors Trust:
Wanger Select
Wanger USA

58

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

The names of certain Divisions were changed during 2018. The following is a summary of the current and former names for those Divisions:

Current Name
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I

Former Name
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Socially Responsive Portfolio - I Class

During 2018, the following Divisions were closed to contract owners:

Voya Investors Trust:
Voya Multi-Manager Large Cap Core Portfolio - Service Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed

59

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, surrenders and withdrawals, and cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agent or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2018 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2018. The Account had no liabilities as of December 31, 2018.
The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall

60

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates up to 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

61

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed accumulation benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Contracts may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with the changes in the law.

5.	Related Party Transactions
On May 1, 2017, VIL was appointed investment adviser for these certain additional U.S registered investment companies previously managed by Directed Services LLC (“DSL”),Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust, which in turn caused DSL and Voya Retirement Insurance and Annuity Company ("VRIAC") to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue DSL earned as investment adviser.
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust.The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

62

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 follow:

	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series®:
Growth Fund - Class 2	$2,750	$2,108
Growth-Income Fund - Class 2	1,420	1,664
International Fund - Class 2	1,062	1,290
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,220	4,325
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,067	9,102
Fidelity® VIP Index 500 Portfolio - Initial Class	3,240	9,923
Fidelity® Variable Insurance Products V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	3,524	3,767
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	930	1,460
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	951	562
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	178	277
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I	406	753
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	70	32
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,342	2,029
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	498	421
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	54	49
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	1,325	2,377
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	154	230
Voya Large Cap Growth Portfolio - Institutional Class	5,778	5,628
Voya Large Cap Growth Portfolio - Service Class	390	495
Voya Large Cap Value Portfolio - Institutional Class	683	534
Voya Limited Maturity Bond Portfolio - Service Class	292	689
Voya Multi-Manager Large Cap Core Portfolio - Service Class	593	684
Voya U.S. Stock Index Portfolio - Institutional Class	299	445
VY® Clarion Global Real Estate Portfolio - Institutional Class	490	548
VY® Invesco Growth and Income Portfolio - Service Class	1,590	1,163
VY® Invesco Growth and Income Portfolio - Service 2 Class	95	68
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	686	1,236

63

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	$3,453	$3,238
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	10,691	5,264
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	1,843	1,104
VY® T. Rowe Price Equity Income Portfolio - Service Class	152	49
VY® T. Rowe Price International Stock Portfolio - Institutional Class	493	1,538
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	—	1
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	40	43
Voya Solution 2025 Portfolio - Initial Class	757	807
Voya Solution 2025 Portfolio - Service Class	90	124
Voya Solution 2035 Portfolio - Initial Class	1,257	618
Voya Solution 2035 Portfolio - Service Class	54	70
Voya Solution 2045 Portfolio - Initial Class	633	417
Voya Solution 2045 Portfolio - Service Class	36	44
Voya Solution Income Portfolio - Initial Class	455	1,492
Voya Solution Income Portfolio - Service Class	62	508
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	736	584
VY® American Century Small-Mid Cap Value Portfolio - Service Class	25	43
VY® Baron Growth Portfolio - Initial Class	923	973
VY® Baron Growth Portfolio - Service Class	49	18
VY® Columbia Contrarian Core Portfolio - Initial Class	382	448
VY® Columbia Contrarian Core Portfolio - Service Class	10	26
VY® Invesco Comstock Portfolio - Initial Class	410	895
VY® Invesco Comstock Portfolio - Service Class	5	3
VY® Invesco Equity and Income Portfolio - Initial Class	1,717	1,708
VY® Invesco Equity and Income Portfolio - Service Class	143	229
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	887	1,106
VY® JPMorgan Mid Cap Value Portfolio - Service Class	35	62
VY® Oppenheimer Global Portfolio - Initial Class	4,237	4,219
VY® Oppenheimer Global Portfolio - Service Class	96	47
VY® Pioneer High Yield Portfolio - Initial Class	628	689
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	5,722	7,016
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	124	120
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	2,186	932
VY® T. Rowe Price Growth Equity Portfolio - Service Class	220	52
VY® Templeton Foreign Equity Portfolio - Initial Class	390	751
VY® Templeton Foreign Equity Portfolio - Service Class	29	67
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,080	1,337
Voya Strategic Allocation Growth Portfolio - Class I	873	1,263
Voya Strategic Allocation Moderate Portfolio - Class I	1,449	2,449

64

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)

Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	$801	$1,034
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	935	1,528
Voya Index Plus LargeCap Portfolio - Class I	1,144	405
Voya Index Plus MidCap Portfolio - Class I	1,479	1,123
Voya Index Plus SmallCap Portfolio - Class I	1,169	871
Voya International Index Portfolio - Class I	2	1
Voya International Index Portfolio - Class S	262	151
Voya Russell™ Large Cap Growth Index Portfolio - Class I	2,525	5,826
Voya Russell™ Large Cap Index Portfolio - Class I	359	924
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	527	466
Voya Small Company Portfolio - Class I	17	1
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	3,418	4,249
Voya SmallCap Opportunities Portfolio - Class I	2,903	1,815
Wanger Advisors Trust:
Wanger Select	642	599
Wanger USA	1,209	515

65

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

7.	Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series®:
Growth Fund - Class 2	76,642	127,529	(50,887)	83,089	147,255	(64,166)
Growth-Income Fund - Class 2	52,428	108,351	(55,923)	70,089	112,186	(42,097)
International Fund - Class 2	74,074	128,595	(54,521)	96,020	107,468	(11,448)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	25,201	118,142	(92,941)	29,838	110,278	(80,440)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	56,523	171,771	(115,248)	59,438	166,274	(106,836)
Fidelity® VIP Index 500 Portfolio - Initial Class	84,746	231,910	(147,164)	108,760	269,909	(161,149)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Government Money Market Portfolio - Initial Class	359,590	379,940	(20,350)	256,852	353,131	(96,279)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	64,622	102,395	(37,773)	49,121	91,062	(41,941)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	11,769	26,137	(14,368)	21,705	37,163	(15,458)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	7,587	15,368	(7,781)	9,249	15,924	(6,675)
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio -Class I	7,817	25,305	(17,488)	7,068	29,270	(22,202)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	729	907	(178)	917	5,646	(4,729)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	129,219	188,091	(58,872)	137,469	169,849	(32,380)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	23,968	25,838	(1,870)	31,264	33,743	(2,479)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	275	2,487	(2,212)	—	2,732	(2,732)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	106,770	207,241	(100,471)	124,484	234,795	(110,311)
66

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust:
Voya Government Liquid Assets Portfolio - Class I	17,574	25,538	(7,964)	27,447	32,083	(4,636)
Voya Large Cap Growth Portfolio - Institutional Class	54,449	250,943	(196,494)	85,019	202,274	(117,255)
Voya Large Cap Growth Portfolio - Service Class	3,315	18,894	(15,579)	5,664	19,407	(13,743)
Voya Large Cap Value Portfolio - Institutional Class	16,990	38,004	(21,014)	32,821	49,630	(16,809)
Voya Limited Maturity Bond Portfolio - Service Class	37,186	73,718	(36,532)	44,881	51,325	(6,444)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	1,145	29,651	(28,506)	3,447	2,925	522
Voya U.S. Stock Index Portfolio - Institutional Class	8,318	19,067	(10,749)	13,254	13,050	204
VY® Clarion Global Real Estate Portfolio - Institutional Class	34,485	53,654	(19,169)	37,980	49,794	(11,814)
VY® Invesco Growth and Income Portfolio - Service Class	20,664	55,451	(34,787)	33,368	61,777	(28,409)
VY® Invesco Growth and Income Portfolio - Service 2 Class	1,423	2,944	(1,521)	2,630	5,166	(2,536)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	44,204	63,103	(18,899)	61,810	72,606	(10,796)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	30,791	111,027	(80,236)	38,334	114,429	(76,095)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	319,533	317,246	2,287	402,305	254,420	147,885
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	25,475	49,363	(23,888)	34,243	47,520	(13,277)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,489	1,684	805	892	3,978	(3,086)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	37,590	95,924	(58,334)	49,885	110,564	(60,679)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	—	103	(103)	—	100	(100)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	2,368	3,150	(782)	7,954	3,837	4,117
Voya Solution 2025 Portfolio - Initial Class	43,297	64,102	(20,805)	57,442	95,204	(37,762)
Voya Solution 2025 Portfolio - Service Class	3,194	7,107	(3,913)	3,165	29,188	(26,023)
Voya Solution 2035 Portfolio - Initial Class	61,375	43,348	18,027	76,248	38,864	37,384
Voya Solution 2035 Portfolio - Service Class	1,308	3,520	(2,212)	1,495	1,521	(26)
Voya Solution 2045 Portfolio - Initial Class	32,993	31,332	1,661	27,385	16,679	10,706
Voya Solution 2045 Portfolio - Service Class	405	2,406	(2,001)	173	137	36
Voya Solution Income Portfolio - Initial Class	11,888	99,913	(88,025)	19,307	85,759	(66,452)
Voya Solution Income Portfolio - Service Class	2,238	33,538	(31,300)	4,216	19,404	(15,188)

67

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (Continued):
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	9,190	14,924	(5,734)	15,617	15,434	183
VY® American Century Small-Mid Cap Value Portfolio - Service Class	149	1,387	(1,238)	308	2,530	(2,222)
VY® Baron Growth Portfolio - Initial Class	11,540	23,552	(12,012)	12,854	31,207	(18,353)
VY® Baron Growth Portfolio - Service Class	1,152	668	484	1,327	1,278	49
VY® Columbia Contrarian Core Portfolio - Initial Class	8,213	20,043	(11,830)	7,872	22,279	(14,407)
VY® Columbia Contrarian Core Portfolio - Service Class	75	1,224	(1,149)	89	1,210	(1,121)
VY® Invesco Comstock Portfolio - Initial Class	15,889	31,611	(15,722)	16,697	39,072	(22,375)
VY® Invesco Comstock Portfolio - Service Class	248	134	114	205	1,455	(1,250)
VY® Invesco Equity and Income Portfolio - Initial Class	44,516	92,548	(48,032)	56,465	101,970	(45,505)
VY® Invesco Equity and Income Portfolio - Service Class	1,651	8,193	(6,542)	2,505	6,726	(4,221)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	9,071	30,097	(21,026)	12,877	30,372	(17,495)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	401	2,324	(1,923)	416	2,255	(1,839)
VY® Oppenheimer Global Portfolio - Initial Class	64,668	144,597	(79,929)	61,845	164,341	(102,496)
VY® Oppenheimer Global Portfolio - Service Class	1,747	1,958	(211)	6,568	2,802	3,766
VY® Pioneer High Yield Portfolio - Initial Class	26,035	41,302	(15,267)	37,998	45,674	(7,676)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	62,430	255,659	(193,229)	72,726	232,669	(159,943)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	1,613	3,518	(1,905)	2,068	7,966	(5,898)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	22,437	28,229	(5,792)	38,167	38,113	54
VY® T. Rowe Price Growth Equity Portfolio - Service Class	3,711	1,682	2,029	2,295	530	1,765
VY® Templeton Foreign Equity Portfolio - Initial Class	48,658	86,076	(37,418)	58,879	69,872	(10,993)
VY® Templeton Foreign Equity Portfolio - Service Class	2,629	6,371	(3,742)	3,857	7,071	(3,214)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	51,502	78,874	(27,372)	70,564	47,901	22,663
Voya Strategic Allocation Growth Portfolio - Class I	43,315	62,775	(19,460)	42,054	37,236	4,818
Voya Strategic Allocation Moderate Portfolio - Class I	80,233	134,004	(53,771)	73,263	126,505	(53,242)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	11,610	47,422	(35,812)	16,227	40,400	(24,173)

68

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year ended December 31
	2018			2017
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	60,669	155,068	(94,399)	76,054	184,341	(108,287)
Voya Index Plus LargeCap Portfolio - Class I	28,573	15,537	13,036	10,573	28,174	(17,601)
Voya Index Plus MidCap Portfolio - Class I	20,558	36,316	(15,758)	23,515	38,400	(14,885)
Voya Index Plus SmallCap Portfolio - Class I	16,934	27,654	(10,720)	22,094	34,327	(12,233)
Voya International Index Portfolio - Class I	56	55	1	58	219	(161)
Voya International Index Portfolio - Class S	17,451	11,114	6,337	19,869	12,794	7,075
Voya Russell™ Large Cap Growth Index Portfolio - Class I	42,735	184,375	(141,640)	53,171	167,585	(114,414)
Voya Russell™ Large Cap Index Portfolio - Class I	14,994	33,731	(18,737)	16,698	43,136	(26,438)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	12,701	17,608	(4,907)	9,729	13,368	(3,639)
Voya Small Company Portfolio - Class I	—	22	(22)	—	30	(30)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	49,431	224,282	(174,851)	210,018	224,831	(14,813)
Voya SmallCap Opportunities Portfolio - Class I	12,648	34,065	(21,417)	18,435	37,302	(18,867)
Wanger Advisors Trust:
Wanger Select	10,591	22,374	(11,783)	10,757	19,191	(8,434)
Wanger USA	12,162	18,533	(6,371)	10,902	22,575	(11,673)

69

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ending December 31, 2018, 2017, 2016, 2015, and 2014, follows:

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Growth Fund - Class 2
2018		870	$19.64	$17,080	0.46%	1.40%	-1.65%
2017		921	$19.96	$18,381	0.51%	1.40%	26.55%
2016		985	$15.78	$15,542	0.75%	1.40%	7.93%
2015		1,042	$14.62	$15,232	0.62%	1.40%	5.41%
2014		1,053	$13.87	$14,606	0.80%	1.40%	7.02%
Growth-Income Fund - Class 2
2018		606	$17.69	$10,723	1.47%	1.40%	-3.17%
2017		662	$18.27	$12,094	1.40%	1.40%	20.67%
2016		704	$15.14	$10,658	1.45%	1.40%	10.03%
2015		741	$13.76	$10,201	1.33%	1.40%	—
2014		760	$13.76	$10,458	1.30%	1.40%	9.12%
International Fund - Class 2
2018		683	$11.27	$7,693	1.71%	1.40%	-14.36%
2017		737	$13.16	$9,700	1.30%	1.40%	30.30%
2016		748	$10.10	$7,559	1.38%	1.40%	2.12%
2015		767	$9.89	$7,583	1.58%	1.40%	-5.90%
2014		763	$10.51	$8,017	1.40%	1.40%	-4.02%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2018		675	$36.11	$24,357	2.25%	1.40%	-9.57%
2017		768	$39.93	$30,647	1.65%	1.40%	11.32%
2016		848	$35.87	$30,414	2.21%	1.40%	16.39%
2015		931	$30.82	$28,682	3.14%	1.40%	-5.40%
2014		1,016	$32.54	$33,066	2.80%	1.40%	7.18%

70

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	Expense RatioC	(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2018		1,190		$58.10		$69,165	0.74%	1.40%		-7.69%
2017		1,306		$62.94		$82,177	1.00%	1.40%		20.18%
2016		1,412		$52.37		$73,969	0.79%	1.40%		6.51%
2015		1,512		$49.17		$74,345	1.03%	1.40%		-0.73%
2014		1,623		$49.53		$80,366	0.94%	1.40%		10.39%
Fidelity® VIP Index 500 Portfolio - Initial Class
2018		1,788		$46.76		$83,619	1.94%	1.40%		-5.82%
2017		1,936		$49.65		$96,100	1.78%	1.40%		20.01%
2016		2,097		$41.37		$86,732	1.43%	1.40%		10.32%
2015		2,243		$37.50		$84,107	1.97%	1.40%		-0.08%
2014		2,393		$37.53		$89,828	1.59%	1.40%		12.00%
Fidelity® VIP Government Money Market Portfolio - Initial Class
2018		394	$9.75	to	$12.61	$4,961	1.57%	1.40%	0.21%	to	0.24%
2017		414	$9.73	to	$12.58	$5,204	0.66%	1.40%	-0.79%	to	-0.71%
2016		510	$9.80	to	$12.68	$6,460	0.19%	1.40%	-1.21%	to	-1.17%
2015		469	$9.92	to	$12.83	$6,016	0.03%	1.40%	-1.38%	to	-1.29%
2014		500	$10.05	to	$13.01	$6,497	0.01%	1.40%	-1.37%	to	-1.36%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2018		553		$18.80		$10,396	2.40%	1.40%		-1.93%
2017		591		$19.17		$11,324	2.36%	1.40%		2.73%
2016		633		$18.66		$11,801	2.36%	1.40%		3.32%
2015		666		$18.06		$12,031	2.55%	1.40%		-2.01%
2014		713		$18.43		$13,135	2.13%	1.40%		4.36%
Franklin Small Cap Value VIP Fund - Class 2
2018		198		$21.02		$4,154	0.96%	1.40%		-14.10%
2017		212		$24.47		$5,187	0.50%	1.40%		9.09%
2016		227		$22.43		$5,100	0.77%	1.40%		28.39%
2015		228		$17.47		$3,981	0.60%	1.40%		-8.68%
2014		259		$19.13		$4,964	0.63%	1.40%		-0.83%

71

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2018		117	$16.05	$1,880	0.70%	1.40%	-16.23%
2017		125	$19.16	$2,393	0.60%	1.40%	5.33%
2016		132	$18.19	$2,393	0.51%	1.40%	14.76%
2015		132	$15.85	$2,098	0.59%	1.40%	-5.09%
2014		136	$16.70	$2,277	0.46%	1.40%	9.94%
Neuberger Berman Advisers Management Trust® Socially Responsive Portfolio - I Class
2018		131	$27.39	$3,577	0.50%	1.40%	-7.03%
2017		148	$29.46	$4,363	0.49%	1.40%	16.77%
2016		170	$25.23	$4,296	0.66%	1.40%	8.33%
2015		184	$23.29	$4,289	0.56%	1.40%	-1.85%
2014		209	$23.73	$4,953	0.35%	1.40%	8.85%
Oppenheimer Main Street Small Cap Fund®/VA
2018		14	$23.29	$318	0.29%	1.40%	-11.58%
2017		14	$26.34	$365	0.92%	1.40%	12.56%
2016		19	$23.40	$435	0.49%	1.40%	16.42%
2015		19	$20.10	$388	1.02%	1.40%	-7.20%
2014		18	$21.66	$398	0.84%	1.40%	10.34%
PIMCO Real Return Portfolio - Administrative Class
2018		984	$14.13	$13,902	2.49%	1.40%	-3.55%
2017		1,043	$14.65	$15,280	2.33%	1.40%	2.23%
2016		1,075	$14.33	$15,413	2.30%	1.40%	3.69%
2015		1,204	$13.82	$16,642	4.30%	1.40%	-4.03%
2014		1,156	$14.40	$16,647	1.29%	1.40%	1.62%
Pioneer High Yield VCT Portfolio - Class I
2018		180	$18.23	$3,273	4.81%	1.40%	-4.65%
2017		181	$19.12	$3,469	4.64%	1.40%	5.75%
2016		184	$18.08	$3,325	4.92%	1.40%	12.65%
2015		185	$16.05	$2,963	4.94%	1.40%	-5.31%
2014		188	$16.95	$3,189	4.96%	1.40%	-1.28%

72

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Balanced Portfolio - Class I
2018		29	$15.84	$459	2.41%	1.40%	-8.12%
2017		31	$17.24	$538	2.56%	1.40%	13.12%
2016		34	$15.24	$517	1.73%	1.40%	6.35%
2015		37	$14.33	$523	1.99%	1.40%	-3.24%
2014		39	$14.81	$584	1.71%	1.40%	4.74%
Voya Intermediate Bond Portfolio - Class I
2018		1,166	$14.37	$16,761	3.57%	1.40%	-1.98%
2017		1,267	$14.66	$18,564	3.35%	1.40%	3.60%
2016		1,377	$14.15	$19,483	2.40%	1.40%	2.91%
2015		1,406	$13.75	$19,326	5.58%	1.40%	-0.79%
2014		301	$13.86	$4,167	3.36%	1.40%	5.16%
Voya Government Liquid Assets Portfolio - Class I
2018		140	$9.90	$1,389	1.54%	1.40%	0.20%
2017		148	$9.88	$1,465	0.64%	1.40%	-0.70%
2016		153	$9.95	$1,522	0.13%	1.40%	-1.19%
2015		147	$10.07	$1,479	—	1.40%	-1.37%
2014		137	$10.21	$1,398	—	1.40%	-1.35%
Voya Large Cap Growth Portfolio - Institutional Class
2018		1,571	$22.29	$35,013	0.66%	1.40%	-2.83%
2017		1,767	$22.94	$40,552	0.64%	1.40%	27.94%
2016		1,885	$17.93	$33,797	0.55%	1.40%	2.52%
2015		2,054	$17.49	$35,917	0.57%	1.40%	4.92%
2014		2,195	$16.67	$36,596	0.35%	1.40%	12.03%
Voya Large Cap Growth Portfolio - Service Class
2018		87	$21.83	$1,889	0.38%	1.40%	-3.11%
2017		102	$22.53	$2,300	0.41%	1.40%	27.65%
2016		116	$17.65	$2,045	0.09%	1.40%	2.26%
2015		22	$17.26	$371	0.26%	1.40%	4.61%
2014		24	$16.50	$393	—	1.40%	11.79%

73

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Large Cap Value Portfolio - Institutional Class
2018		256	$14.47	$3,711	2.07%	1.40%	-9.11%
2017		277	$15.92	$4,417	2.45%	1.40%	11.95%
2016		294	$14.22	$4,183	2.44%	1.40%	12.32%
2015		297	$12.66	$3,763	2.08%	1.40%	-5.80%
2014		256	$13.44	$3,439	2.07%	1.40%	8.56%
Voya Limited Maturity Bond Portfolio - Service Class
2018		439	$10.98	4,817	1.47%	1.40%	-0.27%
2017		475	$11.01	5,235	1.69%	1.40%	-0.27%
2016		482	$11.04	$5,317	1.24%	1.40%	-0.09%
2015		506	$11.05	$5,591	0.97%	1.40%	-0.81%
2014		554	$11.14	$6,176	0.71%	1.40%	-0.71%
Voya U.S. Stock Index Portfolio - Institutional Class
2018		81	$22.27	$1,795	1.72%	1.40%	-5.99%
2017		91	$23.68	$2,163	1.79%	1.40%	19.83%
2016		91	$19.77	$1,802	2.14%	1.40%	10.08%
2015		81	$17.96	$1,454	1.84%	1.40%	-0.28%
2014		82	$18.01	$1,476	2.03%	1.40%	11.79%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2018		347	$12.78	$4,436	5.57%	1.40%	-9.81%
2017		366	$14.17	$5,189	3.74%	1.40%	9.25%
2016		378	$12.97	$4,904	1.39%	1.40%	-0.54%
2015		391	$13.04	$5,093	3.33%	1.40%	-2.76%
2014		399	$13.41	$5,352	1.32%	1.40%	12.5%
VY® Invesco Growth and Income Portfolio - Service Class
2018		464	$19.74	$9,153	1.47%	1.40%	-14.80%
2017		498	$23.17	$11,547	1.98%	1.40%	12.31%
2016		527	$20.63	$10,868	2.15%	1.40%	18.22%
2015		572	$17.45	$9,976	3.27%	1.40%	-4.28%
2014		636	$18.23	$11,602	1.18%	1.40%	8.58%

74

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Invesco Growth and Income Portfolio - Service 2 Class
2018		25	$19.18	$485	1.29%	1.40%	-14.91%
2017		27	$22.53	$604	1.81%	1.40%	12.14%
2016		29	$20.10	$590	0.82%	1.40%	18.10%
2015		7	$17.02	$120	2.90%	1.40%	-4.44%
2014		9	$17.81	$156	0.66%	1.40%	8.40%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2018		370	$22.62	$8,359	0.60%	1.40%	-17.92%
2017		388	$27.56	$10,706	0.49%	1.40%	41.02%
2016		399	$19.54	$7,802	1.21%	1.40%	11.34%
2015		401	$17.55	$7,040	1.22%	1.40%	-16.86%
2014		418	$21.13	$8,827	0.93%	1.40%	-0.52%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2018		756	$27.39	$20,705	0.67%	1.40%	-11.59%
2017		836	$30.97	$25,906	0.68%	1.40%	14.28%
2016		912	$27.11	$24,737	0.74%	1.40%	20.22%
2015		985	$22.55	$22,220	0.47%	1.40%	-4.81%
2014		1,086	$23.69	$25,721	0.55%	1.40%	7.10%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2018		2,550	$25.69	$65,517	2.22%	1.40%	-0.93%
2017		2,548	$25.92	$66,048	1.27%	1.40%	13.53%
2016		2,400	$22.84	$54,814	1.38%	1.40%	6.53%
2015		2,275	$21.44	$48,771	1.37%	1.40%	3.78%
2014		1,999	$20.66	$41,304	1.35%	1.40%	10.60%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2018		312	$23.46	$7,317	2.43%	1.40%	-10.36%
2017		336	$26.17	$8,789	2.34%	1.40%	14.83%
2016		349	$22.79	$7,954	2.52%	1.40%	17.47%
2015		355	$19.40	$6,881	2.39%	1.40%	-7.97%
2014		369	$21.08	$7,784	2.17%	1.40%	6.30%

75

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Service Class
2018		18	$25.19	$457	2.33%	1.40%	-10.61%
2017		17	$28.17	$488	1.96%	1.40%	14.65%
2016		20	$24.58	$502	2.02%	1.40%	17.10%
2015		26	$20.99	$555	1.97%	1.40%	-8.18%
2014		29	$22.86	$664	1.74%	1.40%	5.93%
VY® T. Rowe Price International Stock Portfolio - Institutional Class
2018		632	$16.51	$10,430	2.00%	1.40%	-15.20%
2017		690	$19.47	$13,430	1.39%	1.40%	26.43%
2016		751	$15.40	$11,557	1.69%	1.40%	0.79%
2015		801	$15.28	$12,243	1.14%	1.40%	-2.11%
2014		867	$15.61	$13,530	1.39%	1.40%	-2.19%
Voya Government Money Market Portfolio - Class I
2018		3	$9.88	$28	—	1.40%	0.20%
2017		3	$9.86	$29	0.58%	1.40%	-0.80%
2016		3	$9.94	$31	0.08%	1.40%	-1.19%
2015		4	$10.06	$38	—	1.40%	-1.37%
2014		21	$10.20	$211	—	1.40%	-1.35%
Voya Global Bond Portfolio - Service Class
2018		27	$13.40	$364	3.46%	1.40%	-3.53%
2017		28	$13.89	$388	2.49%	1.40%	7.76%
2016		24	$12.89	$307	1.57%	1.40%	4.63%
2015		24	$12.32	$299	—	1.40%	-5.88%
2014		27	$13.09	$360	0.55%	1.40%	-1.21%
Voya Solution 2025 Portfolio - Initial Class
2018		453	$13.10	$5,929	2.27%	1.40%	-6.83%
2017		473	$14.06	$6,654	2.07%	1.40%	14.03%
2016		511	$12.33	$6,302	2.32%	1.40%	4.67%
2015		512	$11.78	$6,028	3.54%	1.40%	-1.26%
2014		502	$11.93	$5,995	2.14%	1.40%	4.37%
76

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Solution 2025 Portfolio - Service Class
2018		47	$15.72	$733	2.14%	1.40%	-7.04%
2017		51	$16.91	$855	2.23%	1.40%	13.64%
2016		77	$14.88	$1,139	2.05%	1.40%	4.42%
2015		76	$14.25	$1,078	3.08%	1.40%	-1.45%
2014		83	$14.46	$1,197	2.04%	1.40%	4.10%
Voya Solution 2035 Portfolio - Initial Class
2018		534	$13.38	$7,139	2.13%	1.40%	-9.35%
2017		516	$14.76	$7,611	1.87%	1.40%	18.17%
2016		478	$12.49	$5,974	2.39%	1.40%	4.96%
2015		451	$11.90	$5,372	3.31%	1.40%	-1.65%
2014		424	$12.10	$5,134	2.29%	1.40%	4.49%
Voya Solution 2035 Portfolio - Service Class
2018		29	$16.58	$484	1.89%	1.40%	-9.60%
2017		31	$18.34	$576	1.56%	1.40%	17.79%
2016		31	$15.57	$489	2.10%	1.40%	4.78%
2015		32	$14.86	$469	3.19%	1.40%	-1.91%
2014		31	$15.15	$472	1.95%	1.40%	4.27%
Voya Solution 2045 Portfolio - Initial Class
2018		254	$13.24	$3,357	1.80%	1.40%	-11.32%
2017		252	$14.93	$3,761	1.37%	1.40%	19.82%
2016		241	$12.46	$3,005	1.80%	1.40%	5.15%
2015		254	$11.85	$3,004	3.29%	1.40%	-1.90%
2014		244	$12.08	$2,953	1.92%	1.40%	4.86%
Voya Solution 2045 Portfolio - Service Class
2018		23	$16.91	$388	1.62%	1.40%	-11.47%
2017		25	$19.10	$477	1.10%	1.40%	19.60%
2016		25	$15.97	$398	1.56%	1.40%	4.86%
2015		27	$15.23	$418	2.75%	1.40%	-2.31%
2014		39	$15.59	$601	1.66%	1.40%	4.63%

77

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Solution Income Portfolio - Initial Class
2018		291	$13.12	$3,812	2.62%	1.40%	-4.16%
2017		379	$13.69	$5,183	2.50%	1.40%	8.14%
2016		445	$12.66	$5,634	1.24%	1.40%	3.35%
2015		514	$12.25	$6,294	1.63%	1.40%	-1.21%
2014		203	$12.40	$2,520	2.92%	1.40%	4.55%
Voya Solution Income Portfolio - Service Class
2018		46	$14.33	$660	1.76%	1.40%	-4.40%
2017		77	$14.99	$1,159	2.19%	1.40%	7.76%
2016		93	$13.91	$1,287	1.07%	1.40%	3.04%
2015		93	$13.50	$1,250	0.57%	1.40%	-1.32%
2014		11	$13.68	$151	2.94%	1.40%	4.35%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2018		88	$38.78	$3,410	1.30%	1.40%	-15.35%
2017		94	$45.81	$4,291	1.24%	1.40%	9.91%
2016		93	$41.68	$3,896	1.60%	1.40%	22.66%
2015		93	$33.98	$3,159	1.83%	1.40%	-2.91%
2014		94	$35.00	$3,304	1.56%	1.40%	11.18%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2018		6	$24.14	$134	1.22%	1.40%	-15.56%
2017		7	$28.58	$194	0.95%	1.40%	9.58%
2016		9	$26.09	$235	1.34%	1.40%	22.37%
2015		9	$21.32	$198	1.45%	1.40%	-3.13%
2014		10	$22.01	$217	1.49%	1.40%	10.94%
VY® Baron Growth Portfolio - Initial Class
2018		131	$41.82	$5,459	—	1.40%	-3.06%
2017		143	$43.14	$6,150	0.97%	1.40%	26.73%
2016		161	$34.04	$5,477	—	1.40%	4.10%
2015		174	$32.70	$5,705	0.51%	1.40%	-6.06%
2014		188	$34.81	$6,550	0.29%	1.40%	3.08%

78

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Baron Growth Portfolio - Service Class
2018		8	$24.34	$207	—	1.40%	-3.26%
2017		8	$25.16	$201	0.76%	1.40%	26.43%
2016		8	$19.90	$158	—	1.40%	3.86%
2015		9	$19.16	$169	—	1.40%	-6.35%
2014		12	$20.46	$252	—	1.40%	2.92%
VY® Columbia Contrarian Core Portfolio - Initial Class
2018		91	$20.35	$1,855	1.15%	1.40%	-10.04%
2017		103	$22.62	$2,329	1.15%	1.40%	20.26%
2016		117	$18.81	$2,208	3.63%	1.40%	7.12%
2015		115	$17.56	$2,013	1.09%	1.40%	1.80%
2014		117	$17.25	$2,022	0.93%	1.40%	11.51%
VY® Columbia Contrarian Core Portfolio - Service Class
2018		3	$18.71	$61	1.32%	1.40%	-10.26%
2017		4	$20.85	$91	0.89%	1.40%	19.90%
2016		6	$17.39	$96	3.90%	1.40%	6.88%
2015		5	$16.27	$78	0.99%	1.40%	1.56%
2014		8	$16.02	$125	0.82%	1.40%	11.25%
VY® Invesco Comstock Portfolio - Initial Class
2018		202	$26.94	$5,441	1.64%	1.40%	-13.38%
2017		218	$31.10	$6,771	1.41%	1.40%	16.31%
2016		240	$26.74	$6,419	2.67%	1.40%	16.46%
2015		255	$22.96	$5,846	2.49%	1.40%	-7.04%
2014		294	$24.70	$7,272	2.10%	1.40%	7.86%
VY® Invesco Comstock Portfolio - Service Class
2018		7	$18.04	$134	1.39%	1.40%	-13.60%
2017		7	$20.88	$153	1.15%	1.40%	16.00%
2016		9	$18.00	$154	2.39%	1.40%	16.20%
2015		9	$15.49	$145	2.47%	1.40%	-7.30%
2014		11	$16.71	$179	1.52%	1.40%	7.60%

79

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2018		692	$19.25	$13,322	0.02	1.40%	-10.76%
2017		740	$21.57	$15,959	2.19%	1.40%	9.38%
2016		785	$19.72	$15,490	0.02	1.40%	13.66%
2015		835	$17.35	$14,492	0.02	1.40%	-3.40%
2014		895	$17.96	$16,070	0.02	1.40%	7.42%
VY® Invesco Equity and Income Portfolio - Service Class
2018		35	$18.42	$639	1.74%	1.40%	-10.97%
2017		41	$20.68	$852	1.65%	1.40%	9.12%
2016		45	$18.96	$862	1.84%	1.40%	13.40%
2015		44	$16.72	$739	2.00%	1.40%	-3.69%
2014		50	$17.36	$863	2.02%	1.40%	7.16%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2018		186	$35.92	$6,683	1.38%	1.40%	-13.19%
2017		207	$41.38	$8,569	0.86%	1.40%	12.48%
2016		225	$36.79	$8,263	0.89%	1.40%	13.34%
2015		247	$32.46	$8,021	0.86%	1.40%	-4.13%
2014		266	$33.86	$8,995	1.05%	1.40%	13.66%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2018		10	$22.93	$225	1.12%	1.40%	-13.41%
2017		12	$26.48	$311	0.58%	1.40%	12.16%
2016		14	$23.61	$321	0.66%	1.40%	13.07%
2015		15	$20.88	$308	0.61%	1.40%	-4.40%
2014		16	$21.84	$346	0.91%	1.40%	13.40%
VY® Oppenheimer Global Portfolio - Initial Class
2018		1163	$30.57	$35,541	1.63%	1.40%	-14.42%
2017		1243	$35.72	$44,380	1.11%	1.40%	34.59%
2016		1345	$26.54	$35,692	1.18%	1.40%	-1.15%
2015		1428	$26.85	$38,342	1.49%	1.40%	2.68%
2014		1535	$26.15	$40,130	1.17%	1.40%	0.89%

80

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® Oppenheimer Global Portfolio - Service Class
2018		32		$20.48		$650	1.41%	1.40%		-14.63%
2017		32		$23.98		$766	0.95%	1.40%		34.25%
2016		28		$17.87		$503	0.93%	1.40%		-1.38%
2015		29		$18.12		$521	1.36%	1.40%		2.37%
2014		29		$17.70		$511	1.08%	1.40%		0.68%
VY® Pioneer High Yield Portfolio - Initial Class
2018		315		$19.71		$6,212	5.31%	1.40%		-4.04%
2017		330		$20.54		$6,786	4.98%	1.40%		5.88%
2016		338		$19.40		$6,559	5.08%	1.40%		12.66%
2015		367		$17.22		$6,320	5.27%	1.40%		-5.95%
2014		403		$18.31		$7,383	4.91%	1.40%		-1.03%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2018		1,717	$26.35	to	$27.42	$47,090	0.19%	1.40%	-4.60%	to	-4.56%
2017		1,911	$27.62	to	$28.73	$54,906	0.62%	1.40%	23.04%	to	23.08%
2016		2,071	$22.44	to	$23.35	$48,344	0.31%	1.40%	5.94%	to	5.95%
2015		2,235	$21.18	to	$22.04	$49,258	—	1.40%	0.57%	to	0.59%
2014		2,421	$20.98	to	$21.91	$53,055	0.26%	1.40%	9.84%	to	10.27%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2018		23		$26.37		$619	—	1.40%		-4.80%
2017		25		$27.69		$703	0.46%	1.40%		22.73%
2016		31		$22.57		$706	0.05%	1.40%		5.71%
2015		17		$21.35		$358	—	1.40%		0.28%
2014		16		$21.29		$351	—	1.40%		10.14%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2018		238		$38.45		$9,159	0.26%	1.40%		-2.49%
2017		244		$39.42		$9,619	0.06%	1.40%		31.74%
2016		244		$29.93		$7,301	—	1.40%		0.10%
2015		252		$29.90		$7,537	—	1.40%		9.28%
2014		239		$27.36		$6,526	—	1.40%		7.17%

81

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2018		25	$27.31	$675	—	1.40%	-2.71%
2017		23	$28.06	$637	—	1.40%	31.41%
2016		21	$21.36	$447	—	1.40%	-0.14%
2015		22	$21.39	$472	—	1.40%	9.02%
2014		24	$19.62	$464	—	1.40%	6.86%
VY® Templeton Foreign Equity Portfolio - Initial Class
2018		505	$9.40	$4,747	2.22%	1.40%	-16.15%
2017		542	$11.21	$6,080	2.01%	1.40%	20.67%
2016		553	$9.29	$5,142	3.33%	1.40%	0.43%
2015		594	$9.25	$5,490	4.02%	1.40%	-4.74%
2014		618	$9.71	$6,005	2.52%	1.40%	-7.87%
VY® Templeton Foreign Equity Portfolio - Service Class
2018		41	$9.15	$375	1.85%	1.40%	-16.36%
2017		45	$10.94	$490	1.74%	1.40%	20.35%
2016		48	$9.09	$436	3.13%	1.40%	0.22%
2015		51	$9.07	$466	3.64%	1.40%	-4.93%
2014		55	$9.54	$524	2.30%	1.40%	-8.18%
Voya Strategic Allocation Conservative Portfolio - Class I
2018		359	$17.90	$6,423	2.87%	1.40%	-5.39%
2017		386	$18.92	$7,305	2.52%	1.40%	8.99%
2016		363	$17.36	$6,308	2.97%	1.40%	4.26%
2015		413	$16.65	$6,878	3.08%	1.40%	-1.60%
2014		437	$16.92	$7,388	2.66%	1.40%	5.09%
Voya Strategic Allocation Growth Portfolio - Class I
2018		425	$21.07	$8,952	2.12%	1.40%	-9.61%
2017		444	$23.31	$10,357	1.73%	1.40%	16.26%
2016		440	$20.05	$8,813	2.60%	1.40%	5.47%
2015		455	$19.01	$8,652	2.66%	1.40%	-2.56%
2014		457	$19.51	$8,915	1.99%	1.40%	5.06%

82

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Strategic Allocation Moderate Portfolio - Class I
2018		701	$19.62	$13,753	2.35%	1.40%	-7.37%
2017		755	$21.18	$15,985	1.92%	1.40%	12.90%
2016		808	$18.76	$15,157	2.58%	1.40%	5.16%
2015		827	$17.84	$14,747	3.02%	1.40%	-1.92%
2014		834	$18.19	$15,163	2.27%	1.40%	5.21%
Voya Growth and Income Portfolio - Class I
2018		257	$21.26	$5,468	1.80%	1.40%	-5.80%
2017		293	$22.57	$6,613	1.83%	1.40%	18.66%
2016		317	$19.02	$6,032	1.95%	1.40%	8.25%
2015		349	$17.57	$6,125	2.03%	1.40%	-2.77%
2014		363	$18.07	$6,564	1.97%	1.40%	9.18%
Voya Global Equity Portfolio - Class I
2018		1,109	$10.71	$11,879	5.41%	1.40%	-10.15%
2017		1,203	$11.92	$14,342	2.36%	1.40%	22.01%
2016		1,312	$9.77	$12,811	2.74%	1.40%	4.60%
2015	03/09/2015	1,439	$9.34	$13,440	(a)	1.40%	(a)
2014		(a)	(a)	(a)	(a)	(a)	(a)
Voya Index Plus LargeCap Portfolio - Class I
2018		152	$27.59	$4,205	1.48%	1.40%	-8.13%
2017		139	$30.02	$4,186	1.58%	1.40%	22.92%
2016		157	$24.43	$3,835	1.66%	1.40%	8.77%
2015		164	$22.46	$3,686	1.58%	1.40%	-0.58%
2014		173	$22.59	$3,913	1.47%	1.40%	12.28%
Voya Index Plus MidCap Portfolio - Class I
2018		218	$30.62	$6,666	1.11%	1.40%	-15.53%
2017		233	$36.25	$8,463	1.32%	1.40%	11.99%
2016		248	$32.37	$8,038	0.99%	1.40%	16.52%
2015		256	$27.78	$7,105	0.95%	1.40%	-3.17%
2014		267	$28.69	$7,672	0.76%	1.40%	8.06%

83

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2018		152	$30.66	$4,648	0.94%	1.40%	-13.63%
2017		162	$35.50	$5,761	0.91%	1.40%	8.40%
2016		175	$32.75	$5,716	0.82%	1.40%	25.53%
2015		181	$26.09	$4,721	0.92%	1.40%	-4.54%
2014		192	$27.33	$5,238	0.64%	1.40%	3.96%
Voya International Index Portfolio - Class I
2018		2	$13.10	$26	3.51%	1.40%	-14.99%
2017		2	$15.41	$31	2.51%	1.40%	23.18%
2016		2	$12.51	$27	2.10%	1.40%	-0.56%
2015		5	$12.58	$65	2.56%	1.40%	-2.25%
2014		7	$12.87	$91	1.30%	1.40%	-7.28%
Voya International Index Portfolio - Class S
2018		100	$13.04	$1,298	2.71%	1.40%	-15.05%
2017		93	$15.35	$1,431	2.23%	1.40%	22.80%
2016		86	$12.50	$1,077	2.76%	1.40%	-0.87%
2015		83	$12.61	$1,044	2.86%	1.40%	-2.47%
2014		76	$12.93	$982	0.60%	1.40%	-7.44%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2018		1,460	$30.99	$45,246	1.12%	1.40%	-2.36%
2017		1,602	$31.74	$50,832	1.14%	1.40%	29.45%
2016		1,716	$24.52	$42,074	1.28%	1.40%	5.10%
2015		1,881	$23.33	$43,877	1.19%	1.40%	6.09%
2014		2,040	$21.99	$44,861	1.30%	1.40%	11.51%
Voya Russell™ Large Cap Index Portfolio - Class I
2018		300	$27.54	$8,266	1.70%	1.40%	-4.80%
2017		319	$28.93	$9,225	1.65%	1.40%	20.84%
2016		345	$23.93	$8,265	1.86%	1.40%	9.37%
2015		373	$21.88	$8,155	1.68%	1.40%	0.69%
2014		403	$21.73	$8,759	1.58%	1.40%	11.32%
84

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	Expense RatioC	(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2018		73		$26.83		$1,965	0.38%	1.40%		-6.68%
2017		78		$28.75		$2,247	0.70%	1.40%		22.60%
2016		82		$23.44		$1,917	0.69%	1.40%		5.30%
2015		80		$22.26		$1,786	0.65%	1.40%		-2.15%
2014		71		$22.75		$1,622	0.19%	1.40%		9.53%
Voya Small Company Portfolio - Class I
2018		4		$24.16		$94	0.96%	1.40%		-17.03%
2017		4		$29.12		$114	0.33%	1.40%		9.76%
2016		4		$26.53		$105	0.36%	1.40%		22.77%
2015		5		$21.61		$118	0.79%	1.40%		-2.17%
2014		6		$22.09		$136	—	1.40%		5.04%
Voya MidCap Opportunities Portfolio - Class I
2018		1,542	$18.53	to	$33.27	$28,571	—	1.40%	-8.77%	to	-8.76%
2017		1,717	$20.31	to	$36.47	$34,871	0.14%	1.40%	23.32%	to	23.33%
2016		1,731	$16.47	to	$29.57	$28,513	—	1.40%	5.78%	to	5.80%
2015		1,854	$15.57	to	$27.95	$28,869	—	1.40%		-0.89%
2014		2,014	$15.71	to	$28.20	$31,641	0.39%	1.40%	7.35%	to	7.38%
Voya SmallCap Opportunities Portfolio - Class I
2018		268		$50.78		$13,589	—	1.40%		-17.04%
2017		289		$61.21		$17,693	0.08%	1.40%		17.08%
2016		308		$52.28		$16,098	—	1.40%		11.83%
2015		337		$46.75		$15,771	—	1.40%		-2.30%
2014		362		$47.85		$17,323	—	1.40%		4.16%
Wanger Select
2018		130		$24.78		$3,218	0.19%	1.40%		-13.63%
2017		142		$28.69		$4,064	0.17%	1.40%		24.90%
2016		150		$22.97		$3,447	0.17%	1.40%		11.78%
2015		166		$20.55		$3,403	—	1.40%		-1.15%
2014		182		$20.79		$3,783	—	1.40%		1.71%

85

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Fund				Investment
	Inception	Units	Unit Fair Value	Net Assets	Income		Total ReturnD
	DateA	(000's)	(lowest to highest)	(000's)	RatioB	Expense RatioC	(lowest to highest)
Wanger USA
2018		129	$27.49	$3,548	0.11%	1.40%	-2.83%
2017		135	$28.29	$3,832	—	1.40%	17.92%
2016		147	$23.99	$3,530	—	1.40%	12.10%
2015		158	$21.40	$3,371	—	1.40%	-2.01%
2014		166	$21.84	$3,619	—	1.40%	3.36%

(a)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense risks, administrative, and other charges, as defined in the Charges and Fees note.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

86

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis financial statements of ReliaStar Life Insurance
Company, which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2018, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment,including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP
Boston, Massachusetts
April 2, 2019

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2018	2017
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$12,750,140	$12,159,271
Bonds - securities loaned and pledged	440,177	515,240
Mortgage loans	2,157,041	2,163,825
Contract loans	552,850	526,520
Cash and short term investments	190,187	291,905
Other invested assets	726,402	588,468
Subsidiaries	278,749	272,686
Securities lending collateral	393,984	411,206
Derivatives	20,997	37,913
Preferred stocks	73,899	54,206
Common stocks	13,839	12,520
Land and Real estate:
Properties occupied by the Company	39,250	—
Properties held for the production of income	—	5,000
Properties held for sale	162	162
Total cash and invested assets	17,637,677	17,038,922

Deferred and uncollected premiums, less loading (2018-$4,861; 2017-($10,121))	(999,518)	(102,621)
Accrued investment income	157,912	162,351
Reinsurance balances recoverable	1,172,703	320,068
Federal income tax recoverable (including $4,596 and $1,652 on realized capital losses at December 31, 2018 and 2017, respectively)	12,883	7,823
Indebtedness from related parties	63,811	27,113
Net deferred tax asset	155,313	94,372
Other assets	22,412	22,503
Separate account assets	2,015,354	2,339,581
Total admitted assets	$20,238,547	$19,910,112

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2018	2017
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$12,041,063	$11,371,483
Accident and health reserves	79,349	87,813
Deposit type contracts	838,890	681,647
Policyholders’ funds	1,700	1,453
Dividends payable	19,311	9,236
Policy and contract claims	91,790	74,570
Total policy and contract liabilities	13,072,103	12,226,202

Interest maintenance reserve	110,684	49,531
Accounts payable and accrued expenses	112,250	116,786
Reinsurance balances	2,450,068	2,830,502
Indebtedness to related parties	37,576	53,270
Contingency reserve	100	100
Asset valuation reserve	202,934	179,253
Net transfers from separate accounts due or accrued	(10,328)	(18,252)
Derivatives	13,672	35,852
Payable for securities lending	393,984	411,206
Other liabilities	207,214	203,005
Separate account liabilities	2,015,354	2,339,581
Total liabilities	18,605,611	18,427,036

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	2,773	3,466
Surplus note	100,000	100,000
Paid-in and contributed surplus	857,410	857,410
Unassigned surplus	670,253	519,700
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,632,936	1,483,076
Total liabilities and capital and surplus	$20,238,547	$19,910,112

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,122,540	$633,115	$777,121
Considerations for supplementary contracts with life contingencies	4,564	7,443	7,171
Net investment income	820,127	782,982	821,095
Amortization of interest maintenance reserve	(2,281)	(6,798)	(2,108)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	1,629,052	437,768	606,415
Other revenue	93,148	76,821	80,414
Total premiums and other revenues	3,667,150	1,931,331	2,290,108

Benefits paid or provided:
Death benefits	540,273	336,786	360,819
Annuity benefits	65,761	72,537	76,285
Surrender benefits and withdrawals	1,006,545	925,578	844,498
Interest and adjustments on contract or deposit-type contract funds	72,657	16,326	19,397
Accident and health benefits	88,977	44,324	45,487
Other benefits	8,005	10,094	9,311
Increase (decrease) in life, annuity and accident and health reserves	659,875	(355,479)	(123,761)
Net transfers from separate accounts	(135,106)	(101,640)	(101,008)
Total benefits paid or provided	2,306,987	948,526	1,131,028

Insurance expenses and other deductions:
Commissions	294,372	210,576	201,410
General expenses	334,567	330,714	344,282
Insurance taxes, licenses and fees	57,968	57,216	57,378
Other deductions	462,291	124,427	929,060
Total insurance expenses and other deductions	1,149,198	722,933	1,532,130

Gain (loss) from operations before policyholder dividends, federal income taxes and net realized capital gains (losses)	210,965	259,872	(373,050)

Dividends to policyholders	24,591	10,742	11,295

Gain (loss) from operations before federal income taxes and net realized capital gains (losses)	186,374	249,130	(384,345)

Federal income tax expense	86,359	12,380	55,751
Gain (loss) from operations before net realized capital gains (losses)	100,015	236,750	(440,096)
Net realized capital gains (losses)	621	(2,476)	(66,486)
Net income (loss)	$100,636	$234,274	$(506,582)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	3,466	4,160	4,853
Release of gain on sale/leaseback of home property from unassigned surplus	(693)	(694)	(693)
Balance at end of year	2,773	3,466	4,160

Surplus note:
Balance at beginning and end of year	100,000	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning and end of year	857,410	857,410	857,410

Unassigned surplus:
Balance at beginning of year	519,700	697,966	644,400
Net income (loss)	100,636	234,274	(506,582)
Change in net unrealized capital gains	30,373	(14,684)	117,915
Change in nonadmitted assets	23,050	74,167	12,470
Change in liability for reinsurance in unauthorized companies	462	1,262	3,370
Change in reserve due to change in valuation basis	(1,241)	—	—
Change in asset valuation reserve	(23,681)	(20,973)	(6,335)
Cumulative effect of change in accounting principle	—	1,652	—
Prior period adjustment	—	(17,656)	20,850
Change in net deferred income tax	42,333	(141,390)	(12,636)
Deferred gain on reinsurance of existing business	40,322	—	764,142
Amortization of gain on reinsurance	(65,563)	(65,663)	(243,353)
Release of gain on sale/leaseback of home property to special surplus	693	694	693
Dividends to stockholder	—	(231,000)	(100,000)
Amortization of pension and other post-employment benefits	3,169	1,051	3,032
Balance at end of year	670,253	519,700	697,966

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,632,936	$1,483,076	$1,662,036

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,025,561	$716,751	$738,427
Net investment income received	874,498	854,422	894,168
Commissions and expenses paid	(772,487)	(743,834)	(715,271)
Benefits paid	(1,847,502)	(1,429,755)	(1,315,908)
Net transfers from separate accounts	141,907	86,760	105,717
Dividends paid to policyholders	(14,513)	(10,847)	(11,495)
Federal income taxes paid	(87,850)	(11,172)	(48,885)
Miscellaneous income	383,421	470,114	438,767
Net cash (used in) provided by operations	(296,965)	(67,561)	85,520
Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	2,169,339	1,898,387	2,366,029
Stocks	51	2,505	38,880
Mortgage loans	275,220	323,055	240,145
Real estate	17,389	—	—
Other invested assets	247,772	78,101	91,379
Net (loss) gain on cash and short term investments	(10)	3	9
Miscellaneous proceeds	10,516	27,279	29,239
Total investment proceeds	2,720,277	2,329,330	2,765,681

Cost of investments acquired:
Bonds	1,827,057	1,642,918	2,372,457
Stocks	21,864	2,636	11,909
Mortgage loans	268,714	267,238	296,261
Real estate	39,735	—	—
Other invested assets	355,410	116,035	115,411
Miscellaneous applications	12,807	14,215	23,562
Total cost of investments acquired	2,525,587	2,043,042	2,819,600
Net (increase) decrease in contract loans	(26,615)	28,914	27,232
Net cash provided by (used in) investment activities	168,075	315,202	(26,687)
Financing and Miscellaneous Activities
Other cash (applied) provided:
Net deposits (withdrawals) on deposit type contracts	157,243	(18,179)	21,706
Dividends paid to stockholder	—	(231,000)	(100,000)
Funds withheld under reinsurance treaty	(55,559)	57,506	25,372
Other cash (applied) provided	(74,512)	(13,912)	65,530
Net cash provided (used in) by financing and miscellaneous activities	27,172	(205,585)	12,608
Net (decrease) increase in cash and short term investments	(101,718)	42,056	71,441
Cash and short term investments:
Beginning of year	291,905	249,849	178,408
End of year	$190,187	$291,905	$249,849

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2018	2017	2016
	(In Thousands)

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Reinsurance on Venerable Transaction	$926,320	$—	$—

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING.  Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

On June 1, 2018, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the "Transaction") pursuant to a Master Transaction Agreement dated December 20, 2017 (the “MTA”) with VA Capital Company LLC (“VA Capital”) and Athene Holding Ltd ("Athene"). As part of the Transaction, VA Capital’s wholly-owned subsidiary, Venerable Holdings, Inc. ("Venerable"), acquired certain assets of Voya Financial, Inc., including all of the shares of the capital stock of Voya Insurance and Annuity Company (“VIAC”), an affiliate of the Company, and all of the membership interests of Directed Services LLC ("DSL"), another affiliate of the Company. As of June 1, 2018, VIAC and DSL are no longer affiliates of the Company.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

On October 30, 2018, the Company’s ultimate parent, Voya Financial, Inc., announced that it will cease selling new business in its Individual Life segment, effective December 31, 2018, and will retain the existing in-force block of policies. The Company does not believe this event will have a material impact on its financial condition.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective January 1, 2017, the Company adopted SSAP No. 41R, Surplus Notes- Revised ("SSAP No. 41R"). The principal provisions of this statement include the following:

▪	Establishes that surplus notes rated NAIC 1 or NAIC 2 are to be carried at amortized cost

▪	Establishes that surplus notes rated NAIC 3 and below are to be carried at the lesser of amortized cost or fair value

▪	Adds guidance to clarify when surplus notes should be non-admitted, record an unrealized loss or have an other-than-temporary impairment (“OTTI”)

The effect on the Company’s 2017 financial statements of adopting SSAP No. 41R at January 1, 2017 was an increase to surplus of $1.7.

Correction of Errors

In 2017, the Company determined that it had overstated a reinsurance receivable in prior years by $27.2.  To correct this error, the Company recognized a cumulative prior period adjustment decrease to surplus of $17.7, net of tax, in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3").  The tax effect of this adjustment was a decrease in taxes payable of $9.5.

In 2016, the Company determined that it had understated allocated share based compensation expenses related to retirement eligibility in prior years by $2.3. To correct this error, the Company recognized a cumulative prior period adjustment decrease to surplus of $1.5 net of tax, in accordance with the provisions of SSAP No. 3. The tax effect of this adjustment was an increase to surplus due to taxes recoverable of $0.7 and an increase to surplus of $0.1 due to an increase in deferred tax assets.

In 2016, the Company determined that it had understated the ceded pending claims liability and ceded reinsurance IMR in prior years by $24.3. To correct this error, the Company recognized a cumulative prior period adjustment increase to surplus of $15.8, net of tax, in accordance with the provisions of SSAP No. 3.  The tax effect of this adjustment was an increase to taxes payable of $8.5.

In 2016, the Company determined that it had overstated the pending claim liability in prior years by $10.0. To correct this error, the Company recognized a cumulative prior period adjustment to increase surplus of $6.5, net of tax, in accordance with the provisions SSAP No. 3. The tax effect of this adjustment was an increase to taxes payable of $3.5

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a rating assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•	The length of time and the extent to which the fair value has been below cost.

•	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.

•	The Company's intent to sell the security prior to its maturity at an amount below its carrying value.

•	The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an OTTI is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a rating assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as an OTTI. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Asset Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate Investments ("SSAP No. 40R"), shall be nonadmitted until the required appraisals are obtained.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets. Any depreciation and rent expense are charged to operating expenses on the statements of operations. Rental income is reported as Net Investment income.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U. S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for uncollectible reinsurance, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Participation Fund Account: On January 3, 1989, the Minnesota Department of Commerce approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

assets (approximately $63.8 and $75.3 as of December 31, 2018 and 2017, respectively) with respect to such policies are included in the Company's financial statements, but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities as well as securities that have experience an OTTI. For certain securities, including Agency-backed securities, the retrospective adjustment method is used to determine amortized cost.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under a recent amendment to the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method. See Note 3 for additional information related to an affiliate surplus note.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR.

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio.  Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge against an increase in the interest rate benchmarked

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying audited U.S. GAAP equity amount adjusted to a limited statutory accounting basis as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.
Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.00% to 13.25% for 2018.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve of $105.9 for any surrender value promised in excess of the reserves as otherwise legally computed reserves.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce, is $6.0 billion and $6.6 billion at December 31, 2018 and 2017, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $408.4 and $383.7 at December 31, 2018 and 2017, respectively.

The Company does not anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.
Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 2% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2018	2017
	(In Thousands)
Net deferred tax asset	$28,687	$51,764
Deferred and uncollected premium	7,009	9,484
Health care and other amounts receivable	1,399	985
Other	5,209	3,121
Total nonadmitted assets	$42,304	$65,354

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2018. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2018.
Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method ("AG43") is followed. This guideline interprets how to apply the NAIC CARVM to Variable Annuities. The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2.	Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce.

On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce - Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

For the years ended December 31, 2018, 2017, and 2016, the Company had no such permitted accounting practices.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.	Investments
Bonds and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2018
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$636,365	$48,798	$362	$684,801
States, municipalities, and political subdivisions	481,493	7,783	8,017	481,259
Foreign other (par value - $2,431,871 )	2,420,900	52,224	66,667	2,406,457
Foreign government (par value - $296,016)	294,579	2,486	6,363	290,702
Corporate securities	7,158,031	252,606	178,758	7,231,879
Residential mortgage backed securities	1,090,611	93,112	20,653	1,163,070
Commercial mortgage backed securities	679,988	7,636	10,960	676,664
Other asset backed securities	428,933	7,545	7,060	429,418
Total bonds	13,190,900	472,190	298,840	13,364,250
Preferred stocks	73,899	6,559	523	79,935
Common stocks	14,220	200	581	13,839
Total equity securities	88,119	6,759	1,104	93,774
Total	$13,279,019	$478,949	$299,944	$13,458,024

At December 31, 2017
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$687,428	$82,936	$241	$770,123
States, municipalities, and political subdivisions	560,324	20,269	4,943	575,650
Foreign other (par value - $2,156,387)	2,158,188	159,565	12,224	2,305,529
Foreign government (par value - $200,837)	200,135	8,717	156	208,696
Corporate securities	7,202,547	710,013	19,267	7,893,293
Residential backed securities	998,570	122,971	14,066	1,107,475
Commercial mortgage backed securities	520,065	14,988	3,070	531,983
Other asset backed securities	350,852	14,564	879	364,537
Total bonds	12,678,109	1,134,023	54,846	13,757,286
Preferred stocks	54,206	9,664	240	63,630
Common stocks	12,126	394	—	12,520
Total equity securities	66,332	10,058	240	76,150
Total	$12,744,441	$1,144,081	$55,086	$13,833,436

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2018	2017
	(In Thousands)
Amortized cost	$13,190,900	$12,678,109
Adjustment for below investment grade bonds	(583)	(3,598)
Carrying value	$13,190,317	$12,674,511

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2018
Fair value	$2,204,499	$2,785,885	$1,006,574	$5,996,958
Unrealized loss	60,741	142,361	95,738	298,840

At December 31, 2017
Fair value	$671,387	$43,206	$739,918	$1,454,511
Unrealized loss	16,147	2,427	36,272	54,846

The amortized cost and fair value of investments in bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$304,275	$306,658
Due after 1 year through 5 years	2,021,116	2,034,095
Due after 5 years through 10 years	2,199,436	2,177,941
Due after 10 years	6,466,541	6,576,404
	10,991,368	11,095,098
Residential mortgage-backed securities	1,090,611	1,163,070
Commercial mortgage-backed securities	679,988	676,664
Other asset-backed securities	428,933	429,418
Total	$13,190,900	$13,364,250

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.
Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2018
Residential mortgage-backed securities	$101,533	$98,069	$111,908	$169
Structured securities	23,422	23,784	25,974	—
Total	$124,955	$121,853	$137,882	$169

December 31, 2017
Residential mortgage-backed securities	$119,418	$115,299	$132,674	$185
Structured securities	22,495	23,165	26,568	—
Total	$141,913	$138,464	$159,242	$185

December 31, 2016
Residential mortgage-backed securities	$157,575	$151,906	$165,603	$156
Structured securities	30,011	30,866	33,647	—
Total	$187,586	$182,772	$199,250	$156

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2018 or 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following tables detail the Company's exposure to structured notes:

At December 31, 2018

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
	(In Thousands)
30711XAB0	$3,330	$3,727	$3,330	Y
30711XAD6	5,186	5,996	5,338	Y
30711XAF1	13,739	15,672	14,352	Y
30711XAH7	10,446	11,499	10,823	Y
30711XAK0	18,126	20,181	18,760	Y
30711XAM6	1,580	1,693	1,642	Y
30711XAT1	21,030	22,184	21,624	Y
30711XAX2	6,758	6,966	6,851	Y
30711XBB9	7,590	7,509	7,626	Y
30711XBD5	7,550	7,594	7,651	Y
30711XBF0	8,820	8,610	8,852	Y
30711XCB8	1,664	1,639	1,635	Y
30711XCL6	2,868	2,880	2,840	Y
30711XDS0	5,063	5,053	5,054	Y
30711XEP5	9,358	9,104	9,347	Y
30711XJX3	7,179	6,964	7,177	Y
30711XNU4	8,780	8,604	8,823	Y
30711XNX8	30,440	29,741	30,494	Y
30711XQC1	5,078	5,117	5,110	Y
3137G0AD1	1,855	1,958	1,875	Y
3137G0AM1	12,583	13,330	12,640	Y
3137G0AY5	6,851	7,583	7,012	Y
3137G0BK4	4,332	5,124	4,561	Y
3137G0CH0	4,561	5,647	4,810	Y
3137G0CU1	702	808	727	Y
3137G0DF3	84	90	85	Y
3137G0EJ4	999	1,138	1,053	Y
3137G0FJ3	192	219	198	Y
3137G0GW3	1,193	1,162	1,186	Y
3137G0JJ9	2,289	2,281	2,258	Y
3137G0KG3	1,685	1,636	1,675	Y
3137G0TP4	4,366	4,308	4,384	Y
Total	$216,277	$226,017	$219,793	XXX

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2017

CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage-Referenced Security (Y/N)
	(In Thousands)
03938LAS3	$2,363	$3,771	$2,376	N
05567SAA0	10,392	11,578	10,217	N
16725*AA8	3,551	3,701	3,551	N
293791AW9	436	491	437	N
30711XAB0	5,635	6,203	5,624	Y
30711XAD6	5,963	6,934	6,058	Y
30711XAF1	11,277	13,419	11,643	Y
30711XAH7	12,495	13,931	12,807	Y
30711XAK0	18,921	22,203	19,587	Y
30711XAM6	6,132	6,354	6,193	Y
30711XAT1	25,531	27,182	25,940	Y
30711XAX2	2,708	3,016	2,774	Y
30711XBB9	5,308	5,386	5,322	Y
30711XBD5	9,771	9,874	9,804	Y
30711XBF0	3,402	3,490	3,396	Y
30711XCB8	1,664	1,694	1,657	Y
30711XCL6	2,868	2,912	2,861	Y
30711XDS0	6,522	6,788	6,512	Y
30711XNT7	4,934	4,971	4,935	Y
30711XQC1	5,078	5,081	5,081	Y
3137G0AD1	2,061	2,220	2,076	Y
3137G0AM1	6,667	7,846	6,730	Y
3137G0AY5	6,851	7,823	6,947	Y
3137G0BK4	5,065	6,079	5,261	Y
3137G0CH0	4,561	5,852	4,720	Y
3137G0CU1	841	971	862	Y
3137G0DF3	103	111	103	Y
3137G0EJ4	999	1,167	1,035	Y
3137G0FJ3	192	226	196	Y
3137G0JJ9	2,289	2,325	2,282	Y
416515AW4	1,898	1,948	1,899	N
59156RBS6	3,525	4,418	3,442	N
670877AA7	836	795	782	N
Q8718#AC8	515	523	515	N
Q8718#AD6	4,100	4,311	4,100	N
Q8718#AF1	17,600	19,273	17,600	N
Total	$203,054	$224,867	$205,325	XXX

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2018 and 2017:

	General Account	Separate Account
	(In Thousands)
2018
Number of CUSIPs	73	—
Aggregate Amount of Investment Income	$8,612	$—

2017
Number of CUSIPs	67	—
Aggregate Amount of Investment Income	$6,893	$—

The following table shows 5GI securities at December 31, 2018:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(In Thousands)
	2018	2017	2018	2017	2018	2017
Bonds - AC	1	—	$1,069	$—	$1,069	$—
LB&SS- AC	7	—	4,271	—	3,363	—
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	8	—	$5,340	$—	$4,433	$—

AC- Amortized Cost	FV- Fair Value

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2018 were 5.8% and 3.6%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2018 and 2017.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

During 2018, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 74.3% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2018 and 2017:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2018
Recorded investment (all)
Current	$—	$—	$—	$—	$2,155,718	$—	$2,155,718
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	1,323	—	1,323
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,896,978	$—	$1,896,978

December 31, 2017
Recorded investment (all)
Current	$—	$—	$—	$—	$2,163,825	$—	$2,163,825
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued							—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—%
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,895,857	$—	$1,895,857

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2018 and 2017.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2018, 2017 and 2016:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2018
Average recorded investment	$—	$—	$—	$—	$—	$—	$—
Interest income recognized	—	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

December 31, 2017
Average recorded investment	$—	$—	$—	$—	$—	$—	$—
Interest income recognized	—	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

December 31, 2016
Average recorded investment	$—	$—	$—	$—	$2,523	$—	$2,523
Interest income recognized	—	—	—	—	40	—	40
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	64	—	64

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2018 and 2017.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2018 and 2017.

In connection with the closing of the Transaction, the Company purchased certain real property used as Voya Financial, Inc. Atlanta Campus from its then affiliate, VIAC. The cost of the property at time of acquisition was $39.7. As of December 31, 2018, the property is classified as Properties occupied by the company in accordance with SSAP No. 40R.

The Company owned a portion of land (1.47 acres) of a whole block (4.28 acres) located at 680 West Peachtree Street in Midtown Atlanta. It was part of a block bounded by Spring Street, Ponce de Leon, West Peachtree Street and Third Street consisting of three other owners of land. Cousins Properties executed a Purchase and Sale Agreement with the owners of the whole block (4.28 acres). On November 13, 2018, the Company sold its portion of the block (1.47 acres) to Cousins 3WPL and LLC, a Georgia Limited Liability Company. The Company received $17.4 net of closing costs. The Company recognized a gain of $12.4.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2018	2017	2016
	(In Thousands)
Realized capital (losses) gains	$(6,614)	$13,886	$(120,927)
Amount transferred to IMR (net of related taxes of
$(2,077) in 2018, $6,435 in 2017 and $13,916 in 2016)	7,815	(11,952)	25,844
Federal income tax (expense) benefit	(580)	(4,410)	28,597
Net realized capital gains (losses)	$621	$(2,476)	$(66,486)

Realized capital gains include losses of $14.7, $8.2 and $11.8 related to securities that have experienced an other than temporary decline in value during 2018, 2017 and 2016, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.5 billion, $0.9 billion and $1.4 billion in 2018, 2017 and 2016, respectively. Gross gains of $28.4, $35.4 and $34.3 and gross losses of $32.7, $13.1 and $83.3 during 2018, 2017 and 2016, respectively, were realized on those sales. A portion of the gains and losses realized in 2018, 2017 and 2016 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2018:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$1,685	$374	$—	$1,311
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$1,685	$374	$—	$1,311

Second quarter:
Aggregate intent to sell	$654	$85	$—	$569
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$654	$85	$—	$569

Third quarter:
Aggregate intent to sell	$7,040	$1,650	$—	$5,390
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$7,040	$1,650	$—	$5,390

Fourth quarter:
Aggregate intent to sell	$10,495	$2,532	$—	$7,963
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,495	$2,532	$—	$7,963

Total	N/A	$4,641	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2017:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$1,227	$573	$—	$654
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$1,227	$573	$—	$654

Second quarter:
Aggregate intent to sell	$1,820	$372	$—	$1,448
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$1,820	$372	$—	$1,448

Third quarter:
Aggregate intent to sell	$328	$84	$—	$244
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$328	$84	$—	$244

Fourth quarter:
Aggregate intent to sell	$9	$4	$—	$5
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$9	$4	$—	$5

Total	N/A	$1,033	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2016.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$6,551	$1,441	$—	$5,110
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$6,551	$1,441	$—	$5,110

Second quarter:
Aggregate intent to sell	$3,800	$243	$—	$3,557
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$3,800	$243	$—	$3,557

Third quarter:
Aggregate intent to sell	$6,749	$2,059	$—	$4,690
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$6,749	$2,059	$—	$4,690

Fourth quarter:
Aggregate intent to sell	$2,536	$639	$—	$1,897
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$2,536	$639	$—	$1,897

Total	N/A	$4,382	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2018:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
3623417S2	$5,635	$5,502	$133	$5,502	$5,437
362351AB4	401	400	1	400	400
86359DMZ7	314	313	1	313	313
004375AV3	560	560	—	560	537
362351AB4	385	382	3	382	382
36242DT52	3,160	3,155	5	3,155	2,954
93934FAA0	31	31	—	31	29
30247DAE1	1,198	1,192	6	1,192	1,192
362351AB4	364	362	2	362	363
86359DMZ7	254	253	1	253	251
12667GTM5	203	202	1	202	202
16165MAD0	268	268	—	268	267
17307GE87	1,081	1,078	3	1,078	1,144
362341Z36	9,415	9,331	84	9,331	9,332
362351AB4	350	346	4	346	337
46627MBY2	4,125	4,065	60	4,065	3,886
69337HAT8	19	19	—	19	18
75116CAA4	227	225	2	225	225
761118JH2	273	270	3	270	271
93363XAD5	1,507	1,506	1	1,506	1,546
9393366D0	149	147	2	147	148
93934FAA0	75	75	—	75	78
93935YAA8	414	406	8	406	406
			$320

Securities with no amount disclosed represents an OTTI of less than $1.

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.3, $0.2 and $0.4 in 2018, 2017 and 2016, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2018
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$13,769	$579,743
Greater than 12 months	24,904	462,483
Total	$38,673	$1,042,226

	December 31, 2017
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$6,721	$297,240
Greater than 12 months	11,294	181,060
Total	$18,015	$478,300

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The investment and the amount of the impairments for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year ended December 31
Description	2018	2017	2016
	(In Thousands)
BLACKSTONE COMDTY FUND	$—	$192	$—
BOSTON MILLENNIA FUND II, LP PRVT	111	553	—
BLACKSTONE GRP FUND	353	—	—
CARRHAE CAPITAL FUND III	—	—	11
ESG CROSS BORDER EQUITY FUND LP	1,251	—	—
ENERGY CAPITAL PARTNERS, LP PRVT	1,845	474	3,345
FUNDAMENTAL PARTNERS L.P. PRVT	517	—	—
TRICADIA CS	30	—	—
J. W. CHILDS EQUITY PARTNERS II, L PRVT	49	—	115
TENASKA POWER FUND II, L.P. PRVT	—	—	973
TENASKA POWER FUND, L.P. PRVT	—	—	1,506
VISIUM BALANCED FUND	8	—	285
Total	$4,164	$1,219	$6,235

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Income:
Equity securities	$4,127	$3,606	$3,499
Bonds	642,790	641,423	688,497
Mortgage loans	103,293	105,164	109,194
Derivatives	10,339	8,700	9,714
Contract loans	28,906	27,752	29,769
Real estate	5,862	266	222
Other	71,086	31,742	16,544
Total investment income	866,403	818,653	857,439
Investment expenses	(46,276)	(35,671)	(36,344)
Net investment income	$820,127	$782,982	$821,095

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Affiliate Surplus Note
On December 29, 2004, the Company agreed to lend then affiliate VIAC, the principal sum of $175.0 plus interest through a surplus note approved by the Iowa Commission of Insurance. As a result of the Transaction referenced in Note 1, VIAC is no longer an affiliate. The Company continues to own the surplus note issued by VIAC and the terms of the the agreement remain the same.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. As of December 31, 2018 and 2017, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $21.9 and $117.6, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $401.5 and $509.9 at December 31, 2018 and 2017, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2018 and 2017 are shown below:

	2018	2017
	(In Thousands)
Open	$393,984	$411,206
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received	—	—
Total collateral received	$393,984	$411,206

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2018 and 2017 are shown below:

	2018		2017
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	136,650	136,651	184,813	184,809
31 to 60 days	68,184	68,191	56,193	56,197
61 to 90 days	52,677	52,680	91,632	91,634
91 to 120 days	38,853	38,853	52,807	52,812
121 to 180 days	62,073	62,071	25,761	25,764
181 to 365 days	35,547	35,523	—	—
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$393,984	$393,969	$411,206	$411,216

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

There were no amounts held as collateral for transactions that extend beyond one year at December 31, 2018 and 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. The Company has determined the estimated maximum borrowing capacity from the FHLB as $6.2 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2018			2017
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	—	—	—	—	—	—
Excess stock	—	—	—	—	—	—
Aggregate total	$10,000	$—	$10,000	$10,000	$—	$10,000

All FHLB membership stock is not eligible for redemption.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2018:

Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	399,583	—	399,583	474,809	(75,226)	—	399,583	2.0%	2.0%
Subject to repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—		—	—	—	—%	—%
FHLB capital stock	10,000	—	10,000	10,000	—	—	10,000	0.0%	0.0%
On deposit with states	78,773	—	78,773	107,015	(28,242)	—	78,773	0.4%	0.4%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	—	—	—	—	—	—	—	—%	—%
Derivative Pledged Collateral	40,594	—	40,594	40,431	163	—	40,594	0.2%	0.2%
Total restricted assets	$528,950	$—	$528,950	$632,255	$(103,305)	$—	$528,950	2.6%	2.6%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2018.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2017:

Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	474,809	—	474,809	252,875	221,934	—	474,809	2.4%	2.4%
Subject to repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—%	—%
Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—%	—%
Placed under option contracts	—	—	—	—	—	—	—	—%	—%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—		—	—	—	—%	—%
FHLB capital stock	10,000	—	10,000	10,000	—	—	10,000	0.1%	0.1%
On deposit with states	107,015	—	107,015	137,915	(30,900)	—	107,015	0.5%	0.5%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	—	—	—	—	—	—	—	—%	—%
Derivative pledged collateral	40,431	—	40,431	22,761	17,670	—	40,431	0.2%	0.2%
Total restricted assets	$632,255	$—	$632,255	$423,551	$208,704	$—	$632,255	3.2%	3.2%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2018:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$12,707	$12,707	0.07%	0.07%
Reinvested collateral assets owned	393,984	393,968	2.16	2.16
Total collateral assets	$406,691	$406,675	2.23%	2.23%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset	$406,691	2.45%

*BACV divided by total liabilities excluding Separate Accounts

The following table shows collateral received and reflected as assets at December 31, 2017:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$24,359	$24,359	0.14%	0.14%
Reinvested collateral assets owned	411,206	411,216	2.33	2.34
Total collateral assets	$435,565	$435,575	2.47%	2.48%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset	$435,565	2.71%

*BACV divided by total liabilities excluding Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2018, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2017 the Company held 1 private placement troubled debt restructuring loan with a carrying value of $3.6.

For the years ended December 31, 2018 and 2017, the Company’s total recorded investment in restructured debts was $0.0 and $3.6, respectively. The Company realized losses related to these investments of $0.0, $0.0, and $0.0 during 2018, 2017, and 2016, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.	Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2018	As of December 31, 2017
Collateral Type:		(In Thousands)
Cash
	Held - OTC contracts	$4,357	$9,040
	Held - cleared contracts	8,350	15,319

Securities
	Held	$—	$2,252
	Delivered	40,594	40,431

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2018 and 2017, the total amount would be $0.0 and $250.0, respectively.

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2018 and 2017:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2018
Derivative contracts:
Credit contracts	$68,665	$(835)	$(835)
Equity contracts	45,847	189	189
Foreign exchange contracts	94,706	392	(432)
Interest rate contracts	3,814,465	7,579	6,211
Total derivatives	$4,023,683	$7,325	$5,133

December 31, 2017
Derivative contracts:
Credit contracts	$402,393	$(1,505)	$1,403
Equity contracts	94,955	1,946	1,945
Foreign exchange contracts	82,676	(5,220)	(7,149)
Interest rate contracts	4,626,329	6,840	13,349
Total derivatives	$5,206,353	$2,061	$9,548

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The net loss recognized by the Company in unrealized gains and losses for the years ending December 31, 2018, 2017, and 2016 resulting from derivatives that no longer qualify for hedge accounting is $0.0, $0.0, and $0.0 respectively.

The Company does not have any derivative contracts with financing premiums.

5.	Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $667.6 and $613.0 and an aggregate market value of $644.2 and $644.9 at December 31, 2018 and 2017, respectively. Those holdings amounted to 5.1% and 4.8% of the Company’s investments in bonds and 3.7% and 3.5% of total admitted assets at December 31, 2018 and 2017, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $44.7 and $208.9 with an aggregate fair value of $48.7 and $221.6 at December 31, 2018 and 2017, respectively. The carrying value of these holdings amounted to 0.3% and 1.7% of the Company’s investment in bonds and 0.3% and 1.2% of the Company’s total admitted assets at December 31, 2018 and 2017.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2018		2017
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$259,203	12.0%	$275,080	12.7%
50% - 60%	488,705	22.7%	538,496	24.9%
60% - 70%	1,248,509	57.9%	1,219,103	56.4%
70% - 80%	157,779	7.3%	130,481	6.0%
80% - 90%	2,845	0.1%	665	—%
Total	$2,157,041	100.0%	$2,163,825	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$1,767,853	81.9%	$1,798,242	83.1%
1.25x to 1.5x	182,668	8.5%	162,876	7.5%
1.0x to 1.25x	166,967	7.7%	168,581	7.8%
Less than 1.0x	31,670	1.5%	30,629	1.4%
Not Applicable*	7,883	0.4%	3,497	0.2%
Total	$2,157,041	100.0%	$2,163,825	100.0%

*Commercial mortgage loans secured by land or construction loans
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2018		As of December 31, 2017
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$524,894	24.3%	$493,768	22.8%
Hotel/Motel	44,269	2.1%	79,564	3.7%
Industrial	444,225	20.6%	445,934	20.6%
Mixed Use	17,808	0.8%	21,962	1.0%
Office	336,534	15.6%	351,797	16.3%
Other	131,221	6.1%	108,929	5.0%
Retail	658,090	30.5%	661,871	30.6%
Total	$2,157,041	100.0%	$2,163,825	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2018		As of December 31, 2017
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$635,471	29.5%	$612,784	28.3%
South Atlantic	463,397	21.5%	450,527	20.8%
West South Central	249,857	11.6%	255,953	11.8%
East North Central	164,471	7.6%	199,103	9.2%
Middle Atlantic	306,856	14.2%	312,398	14.5%
Mountain	211,921	9.8%	203,242	9.4%
West North Central	71,821	3.3%	75,636	3.5%
New England	34,810	1.6%	34,495	1.6%
East South Central	18,437	0.9%	19,687	0.9%
Total	$2,157,041	100.0%	$2,163,825	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2018	2017
	(In Thousands)
2018	$144,880	$—
2017	236,413	247,435
2016	300,284	282,140
2015	267,971	307,177
2014	281,928	300,935
2013	393,934	427,953
2012 and prior	531,631	598,185
Total	$2,157,041	$2,163,825

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.	Reserves
At December 31, 2018 and 2017, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
December 31, 2018
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$42,235	$20,388	$—	$62,623	0.6%
At book value less surrender charge of 5% or more	208,673	—	—	208,673	2.2%
At fair value	—	—	862,070	862,070	8.9%
Total with market value adjustment or at fair value	250,908	20,388	862,070	1,133,366	11.7%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,038,056	—	—	8,038,056	83.1%
Not subject to discretionary withdrawal	501,463	—	4,691	506,154	5.2%
Total annuity reserves and deposit fund liabilities before reinsurance	8,790,427	20,388	866,761	9,677,576	100.0%
Less reinsurance ceded	727,925	—	—	727,925
Total annuity reserves and deposit fund liabilities	$8,062,502	$20,388	$866,761	$8,949,651

December 31, 2017
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$47,893	$24,162	$—	$72,055	0.7%
At book value less surrender charge of 5% or more	228,358	—	—	228,358	2.3%
At fair value	—	—	1,011,161	1,011,161	10.0%
Total with market value adjustment or at fair value	276,251	24,162	1,011,161	1,311,574	13.0%
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	8,261,716	—	—	8,261,716	81.7%
Not subject to discretionary withdrawal	531,990	—	4,990	536,980	5.3%
Total annuity reserves and deposit fund liabilities before reinsurance	9,069,957	24,162	1,016,151	10,110,270	100.0%
Less reinsurance ceded	832,060	—	—	832,060
Total annuity reserves and deposit fund liabilities	$8,237,897	$24,162	$1,016,151	$9,278,210

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2018 and 2017 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2018
Ordinary new business	$2,136	$(281)
Ordinary renewal	(886,955)	(871,084)
Group Life	(83,463)	(87,063)
Totals	$(968,282)	$(958,428)

December 31, 2017
Ordinary new business	$1,417	$(293)
Ordinary renewal	(80,949)	(61,917)
Group Life	15,433	12,473
Totals	$(64,099)	$(49,737)

7.	Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance plan where participants earn a credit equal to 4% of eligible pay.  The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $5.1, $5.0 and $5.3 for 2018, 2017 and 2016, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $5.6, $6.3 and $6.4 for 2018, 2017 and 2016, respectively.

The Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013 and 2014 Omnibus Employee Incentive Plan (the "Omnibus Plan") with respect to awards

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

granted in 2013, 2014, 2015, 2016, 2017 and 2018. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.The costs allocated to the Company under these holding company arrangements for employee participation were $14.5, $16.0 and $14.7 for 2018, 2017 and 2016, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $26.3 and $29.7 for the years ended December 31, 2018 and 2017, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2018	2017	2018	2017
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$29,730	$31,028
Interest cost	—	—	1,097	1,350
Actuarial (gain) loss	—	—	(1,281)	196
Benefits paid	—	—	(2,909)	(2,844)
Benefit obligation at end of year	$—	$—	$26,637	$29,730

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Overfunded		Underfunded
	2018	2017	2018	2017
	(In Thousands)
Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$4,385	$4,593
Interest cost	—	—	153	188
Contribution by plan participants	—	—	346	303
Actuarial (gain) loss	—	—	(248)	250
Benefits paid	—	—	(688)	(949)
Plan amendments	—	—	—	—
Benefit obligation at end of year	$—	$—	$3,948	$4,385

Special or Contractual Benefits Per SSAP No. 11
Benefit obligation at beginning of year	$—	$—	$10	$7
Interest cost	—	—	—	—
Actuarial (gain) loss	—	—	(10)	3
Benefit obligation at end of year	$—	$—	$—	$10
A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2018	2017	2018	2017	2018	2017
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Reporting entity contribution	2,909	2,844	342	646	—	—
Plan participants' contributions	—	—	346	303	—	—
Benefits paid	(2,909)	(2,844)	(688)	(949)	—	—
Business combinations, divestitures and settlements	—	—	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2018	2017	2018	2017
	(In Thousands)

Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	18,311	17,581	9,401	10,594
Liability for pension benefits	8,326	12,149	(5,453)	(6,209)

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	26,637	29,730	3,948	4,385

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	1,097	1,350	1,539	153	188	239	—	—	—
Expected return on plan assets	—	—	—	—	—	—	—	—	—
Transition asset or obligation	821	821	821	—	—	—	—	—	—
Gains and losses	1,721	1,712	1,621	(246)	(291)	(278)	(10)	3	(12)
Prior service cost or credit	—	—	—	(758)	(773)	(765)	—	—	—
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—	—	—	—
Total net periodic benefit cost	$3,639	$3,883	$3,981	$(851)	$(876)	$(804)	$(10)	$3	$(12)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
	(In Thousands)
Items not yet recognized - prior year	$12,149	$14,486	$17,833	$(6,209)	$(7,523)	$(8,306)
Net transition asset or obligation recognized	(821)	(821)	(821)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	(366)
Net prior service cost or credit recognized	—	—	—	758	773	765
Net gain and loss arising during period	(1,281)	196	(905)	(248)	250	106
Net gain and loss recognized	(1,721)	(1,712)	(1,621)	246	291	278
Items not yet recognized - current year	$8,326	$12,149	$14,486	$(5,453)	$(6,209)	$(7,523)

The amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
	(In Thousands)
Net transition asset or obligation recognized	$821	$821	$821	$—	$—	$—
Net prior service cost or credit	—	—	—	(542)	(758)	(773)
Net recognized gains and losses	834	1,721	1,712	(268)	(248)	(208)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2018	2017	2016	2018	2017	2016
	(In Thousands)
Net transition asset or obligation	$1,643	$2,464	$3,285	$—	$—	$—
Net prior service cost or credit	—	—	—	(2,490)	(3,249)	(4,022)
Net recognized gains and losses	6,683	9,685	11,201	(2,963)	(2,960)	(3,501)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2018 and 2017 were as follows:

	2018	2017
Weighted average discount rate	4.46%	3.64%
Rate of increase in compensation level	N/A	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 4.18% and 3.64% as of December 31 2018 and 2017, respectively.

Assumptions used in determining expense for the defined benefit plans as of January 1, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Weighted average discount rate	3.85%	4.55%	4.81%
Rate of increase in compensation level	N/A	N/A	N/A

The weighted-average discount rate used to determine expense of other benefit plans was 3.64%, 4.55% and 4.81% as of January 1, 2018, 2017, and 2016 respectively.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 6.70%, decreasing gradually to 5.00% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2018 by $0.0. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2018 by $0.0.

The amount of accumulated benefit obligation for defined benefit pension plans was $26.6 and $29.7 as of December 31, 2018 and 2017, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2019	$3,004
2020	2,894
2021	2,794
2022	2,729
2023	2,635
2024 through 2026	11,593

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company does not have any regulatory contribution requirements for 2019, and the Company currently intends to make voluntary contributions of $2.5 to the defined benefit pension plan for 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.	Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Non-Indexed Guarantee Less than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2018
Premium, consideration or deposits for the year	$—	$79,659	$79,659

Reserves for separate accounts with assets at:
Fair value	$20,388	$1,984,630	$2,005,018
Total reserves	$20,388	$1,984,630	$2,005,018

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$20,388	$—	$20,388
At fair value	—	1,979,938	1,979,938
Subtotal	20,388	1,979,938	2,000,326
Not subject to discretionary withdrawal	—	4,692	4,692
Total separate account aggregate reserves	$20,388	$1,984,630	$2,005,018

December 31, 2017
Premium, consideration or deposits for the year	$—	$86,183	$86,183

Reserves for separate accounts with assets at:
Fair value	$24,162	$2,297,166	$2,321,328
Total reserves	$24,162	$2,297,166	$2,321,328

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$24,162	$—	$24,162
At fair value	—	2,292,176	2,292,176
Subtotal	24,162	2,292,176	2,316,338
Not subject to discretionary withdrawal	—	4,990	4,990
Total separate account aggregate reserves	$24,162	$2,297,166	$2,321,328

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2018 and 2017, the Company

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2018 and 2017:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2018
Individual Life	$1,124,113	$—
Individual Annuity	869,168	—
MVA	22,073	—
	$2,015,354	$—

December 31, 2017
Individual Life	$1,295,470	$—
Individual Annuity	1,019,409	—
MVA	24,702	—
	$2,339,581	$—

As of December 31, 2018 separate account assets for products registered with the SEC totaled $2.0 billion.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2018	$12,499
2017	12,107
2016	11,068
2015	11,811
2014	11,798

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2018	$246
2017	307
2016	275
2015	342
2014	438

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$79,632	$87,397	$92,956
Transfers from separate accounts	(214,738)	(189,037)	(193,963)
Transfers as reported in the Statements of Operations	$(135,106)	$(101,640)	$(101,008)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2018 and 2017 was $2.0 billion and $2.3 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.	Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.
The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC	Voya II Custom Investments LLC
IB Holdings LLC	Voya Financial Advisors, Inc.
IIPS of Florida, LLC	Voya Financial Partners, LLC
ILICA LLC	Voya Financial Products Company, Inc.
Langhorne I, LLC	Voya Financial, Inc.
Midwestern United Life Insurance Company	Voya Funds Services, LLC
Pen-Cal Administrators, Inc.	Voya Holdings Inc.
Pomona Management LLC	Voya Institutional Plan Services, LLC
Rancho Mountain Properties, Inc.	Voya Institutional Trust Company
ReliaStar Life Insurance Company	Voya Insurance and Annuity Company
ReliaStar Life Insurance Company of New York	Voya Insurance Solutions, Inc.
Roaring River, LLC	Voya International Nominee Holdings, Inc.
Roaring River II, Inc.	Voya Investment Management Alternative Assets LLC
Roaring River IV Holding, LLC	Voya Investment Management Co. LLC
Roaring River IV, LLC	Voya Investment Management LLC
Security Life Assignment Corp.	Voya Investment Trust Company
Security Life of Denver Insurance Company	Voya Investments Distributor, LLC
Security Life of Denver International Limited	Voya Investments, LLC
SLDI Georgia Holdings, Inc.	Voya Payroll Management, Inc.
Voya Alternative Asset Management LLC	Voya Pomona Holdings LLC
Voya America Equities, Inc.	Voya Realty Group LLC
Voya Benefits Company, LLC	Voya Retirement Advisors, LLC
Voya Capital, LLC	Voya Retirement Insurance and Annuity Company
Voya Custom Investments LLC	Voya Services Company

Under the intercompany tax sharing agreement, the Company had a (payable)/receivable of $12.9 at December 31, 2018 and $7.8 at December 31, 2017, respectively, to/from Voya Financial, Inc., an affiliate, for federal income taxes.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2018	2017	2016
	(In Thousands)
Federal tax expense on operations	$86,359	$12,380	$55,729
Federal tax expense (benefit) on capital gains and losses	580	4,410	(28,597)
Foreign tax expense	—	—	22
Total current tax expense incurred	$86,939	$16,790	$27,154

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2018 and 2017 are as follows:

	12/31/18			12/31/2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$242,869	$21,085	$263,954	$206,828	$20,013	$226,841	$36,041	$1,072	$37,113
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	242,869	21,085	263,954	206,828	20,013	226,841	36,041	1,072	37,113
Defered Tax Assets Nonadmitted	28,687	—	28,687	51,764	—	51,764	(23,077)	—	(23,077)
Admitted Adjusted Gross DTAs	214,182	21,085	235,267	155,064	20,013	175,077	59,118	1,072	60,190
Gross Deferred tax liabilities	58,869	21,085	79,954	61,393	19,312	80,705	(2,524)	1,773	(751)
Net Admitted Adjusted Gross DTAs	$155,313	$—	$155,313	$93,671	$701	$94,372	$61,642	$(701)	$60,941

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2018 and 2017 are as follows:

		12/31/2018			12/31/2017			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	141,825	21,085	162,910	85,163	9,209	94,372	56,662	11,876	68,538
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	141,825	21,085	162,910	85,163	9,209	94,372	56,662	11,876	68,538
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	222,124	XXX	XXX	207,293	XXX	XXX	14,831
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	72,357	—	72,357	69,901	10,804	80,705	2,456	(10,804)	(8,348)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$214,182	$21,085	$235,267	$155,064	$20,013	$175,077	$59,118	$1,072	$60,190

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2018	2017
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	909.76%	925.48%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,697,080	$1,573,605

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2018		12/31/2017		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$242,869	$21,085	$206,828	$20,013	$36,041	$1,072
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	3.50%	0.00%	(3.50)%
Net Admitted Adjusted Gross DTAs	$214,182	$21,085	$155,064	$20,013	$59,118	$1,072
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	18.32%	100.00%	0.71%	3.50%	17.61%	96.50%

The Company’s tax planning strategies include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2018	12/31/2017	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Investments	$34,068	$42,158	$(8,090)
Policyholder reserves	81,766	61,885	19,881
Deferred acquisition costs	95,828	71,351	24,477
Compensation and benefits accrual	11,201	12,398	(1,197)
Pension accrual	6,617	6,039	578
Receivables - nonadmitted	2,859	2,854	5
Other (including items <5% of total ordinary tax assets)	2,980	3,200	(220)
Tax credit carry-forward	3,909	3,909	—
Policyholder dividends accrual	1,916	1,940	(24)
Discounting of unpaid losses	285	262	23
Net Operating loss carry-forward	1,413	804	609
Unearned premium reserve	27	28	(1)
Subtotal	242,869	206,828	36,041
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	28,687	51,764	(23,077)
Admitted ordinary deferred tax assets	$214,182	$155,064	$59,118
Capital:
Investments	$21,085	$20,013	$1,072
Subtotal	21,085	20,013	1,072
Admitted capital deferred tax assets	$21,085	$20,013	$1,072
Admitted deferred tax assets	$235,267	$175,077	$60,190

Deferred Tax Liabilities
Ordinary:
Investments	$18,961	$30,030	$(11,069)
Deferred and uncollected premiums	16,398	15,462	936
Policyholder reserves	12,618	15,657	(3,039)
Other (including items <5% of total ordinary tax liabilities)	188	244	(56)
Fixed assets	2,755	—	2,755
Subtotal	$50,920	$61,393	$(10,473)
Capital:
Investments	$29,034	$19,312	$9,722
Subtotal	$29,034	$19,312	$9,722
Total deferred tax liabilities	$79,954	$80,705	$(751)

Net deferred tax assets/liabilities	$155,313	$94,372	$60,941

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2018 and 2017, the Company had no valuation allowances.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2018		2017		2016
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$186,374		$249,130		$(384,345)
Capital gains (losses)		1,201		1,934		(95,083)
Total pretax income (loss)		187,575		251,064		(479,428)
Expected tax expense (benefit) at 21% and 35% statutory rate for 2018 and 2017, respectively		39,391	21.0%	87,873	35.0%	(167,800)	35.0%
Increase (decrease) in actual tax reported resulting from:

a.	Dividends received deduction	(2,949)	(1.6)%	(3,906)	(1.6)%	(5,039)	1.1%
b.	Interest maintenance reserve	12,842	6.8%	5,574	2.2%	(3,245)	0.7%
c.	Reinsurance	(5,301)	(2.8)%	(22,984)	(9.2)%	182,276	(37.9)%
d.	Prior year tax	(354)	(0.2)%	—	—%	—	—%
e.	Liquidation of subsidiary	—	—%	—	—%	25,661	(5.4)%
f.	Rate Change	—	—%	94,479	37.6%	—	—%
g.	Other	241	0.2%	(2,897)	(1.0)%	2,619	(0.5)%
Total income tax reported		$43,870	23.4%	$158,139	63.0%	$34,472	(7.0)%

Current income taxes incurred		$86,939	46.4%	$16,790	6.7%	$27,154	(5.7)%
Change in deferred income tax*		(43,069)	(23.0)%	141,349	56.3%	7,318	(1.5)%
Total income tax reported		$43,870	23.4%	$158,139	63.0%	$34,472	(7.2)%

*	Excluding tax on unrealized gains (losses) and other surplus items.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) eliminating the net operating loss ("NOL") carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017; and (4) changing how alternative minimum

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

tax ("AMT") credits can be realized. Tax Reform eliminated the corporate AMT and allows the credit carryforward to be refunded over the next 4 years. Any refundable corporate AMT credit is not subject to the sequestration requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended.

The NAIC SAP Working Group adopted Interpretation ("INT") 18-01, Updated Tax Estimates under the Tax Cuts and Jobs Act. The guidance addresses situations where an insurance company does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under SSAP No. 101 for certain income tax effects of Tax Reform for the reporting period of enactment. The guidance allowed the Company to provide a provisional estimate of the impacts of Tax Reform as of December 31, 2017 and requires all accounting impacts to be completed within one year of the enactment date. Changes in the provisional estimate were recognized as a change in accounting estimate under SSAP No. 3. INT 18-01 also requires the remeasurement of DTAs and DTLs to be allocated to three components of surplus: change in net unrealized capital gain/loss, change in net deferred income tax and change in nonadmitted assets.

In reliance on INT 18-01, the Company provisionally remeasured its deferred tax assets and liabilities based on the 21% tax rate at which they are expected to reverse in the future, resulting in a one-time reduction in its net adjusted gross deferred tax assets of $94.5 as of December 31, 2017. In 2018, the Company finalized the impacts of Tax Reform with no additional adjustments to income tax expense.

As of December 31, 2018, the Company's tax credits and net operating loss carryforward originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Net operating Loss	2017	2032	$6,729

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2018, 2017, and 2016.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2018 and 2017.

The Company has no unrecorded tax liability as of December 31, 2018 and 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2018 and 2017 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2018
Fixed Credit at time of purchase	AL	$1,075	$—
Fixed Credit at time of purchase	NC	1,164	1,280
Total State Tax Credits		$2,239	$1,280

December 31, 2017
Fixed credit at time of purchase	AL	$1,060	$190
Fixed credit at time of purchase	NC	1,680	1,920
Total State Tax Credits		$2,740	$2,110

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2018 or 2017.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

A reconciliation of the change in the tax contingencies tax benefits is as follows:

	2018	2017	2016
	(In Thousands)
Balance at beginning of year	$4,151	$4,151	$1,890
Additions for tax positions related to prior year	—	—	2,261
Reduction for tax positions related to prior year	4,151	—	—
Balance at end of year	$—	$4,151	$4,151

The Company had $0.0, $4.2 and $4.2 of tax contingencies as of December 31, 2018, 2017 and 2016, respectively.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2018, 2017 and 2016.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

For the tax years 2016 through 2019, Voya Financial, Inc. participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the period ended December 31, 2016. Voya Financial, Inc. is under examination for the periods ended December 31, 2017 and December 31, 2018. For the period ended December 31, 2017, Voya Financial, Inc. expects the examination to be finalized within the next twelve months.

10.	Investment in and Advances to Subsidiaries
The Company has two wholly owned insurance subsidiaries at December 31, 2018 and 2017, ReliaStar Life Insurance Company of New York (“RNY”) and Roaring River, LLC (“RR”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2018	2017
	(In Thousands)
Common stock (cost - $283,016 in 2018 and $283,016 in 2017)	$278,749	$272,686
Limited liability companies (cost - $21,750 in 2018 and $29,250 in 2017)	—	—
	$278,749	$272,686

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2018	2017	2016
	(In Thousands)
Revenues	$324,303	$344,816	$353,273
(Loss) Income before net realized gains and losses	(17,715)	(56,491)	(11,500)
Net (loss) income	(15,240)	(66,035)	(27,541)
Admitted assets	3,301,782	3,474,672	3,396,503
Liabilities	2,961,316	3,136,425	3,016,647

Asset and liability amounts for the year ended December 31, 2018, 2017, and 2016 for RNY and RR are included in the above table, however the Company's carrying amount for RR is zero.

The Company received no cash dividends from RNY during years ended December 31, 2018, 2017 and 2016.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RR, as a limited liability company. RR received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RR commenced doing business as a Captive on January 1, 2009. The following table summarizes key financial information related to RR:

	December 31
	2018	2017	2016
	(In Thousands)
Carrying Value of RR	$—	$—	$—
Contributed Capital to RR	—	—	—
Return of Capital from RR	7,500	14,000	22,000
Ceded Premium to RR	42,984	44,911	47,180
Ceded Reserves to RR	405,974	372,060	331,527
Ceded Insurance In Force to RR	30,177,568	30,934,278	31,811,931

The Company's share of losses in RR exceeds its investment in the entity for the year ended December 31, 2018:

SCA Entity	Reporting Entity's Share of SCA Net Income (Loss)	Accumulated Share of SCA Net Income (Losses)	Reporting Entity's Share of SCA's Equity, Including Negative Equity	Guaranteed Obligation/Commitment for Financial Support (Yes/No)	SCA Reported Value
Roaring River, LLC	$(33,296)	$(324,032)	$(302,282)	No	$—
The reporting entity does not have investments in other securities or loans to RR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On March 29, 2010, the Company created a Missouri domiciled, wholly owned subsidiary, Roaring River II, LLC ("RRII"), as a limited liability company. RRII received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RRII commenced doing business as a Captive on December 30, 2010. Most business assumed by RRII was novated to a non-affiliate company in 2015. On June 7, 2016, RRII converted from a Missouri limited liability company to a Missouri corporation and changed its name to Roaring River II, Inc. ("RRII Inc."). On July 1, 2016, the Company sold RRII Inc. to an affiliate, Security Life of Denver International, Limited ("SLDI"). The following table summarizes key financial information related to RRII and RRII Inc.:

	December 31
	2018	2017	2016
	(In Thousands)
Carrying Value of RRII	$—	$—	$—
Contributed Capital to RRII	—	—	—
Return of Capital from RRII	—	—	—
Ceded Premium to RRII	—	—	1,747
Ceded Reserves to RRII	—	—	42,737
Ceded Insurance In Force to RRII	—	—	1,155,747

11.	Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

In connection with the closing of the Transaction, the Company reinsured certain of its fixed annuity business to two wholly owned subsidiaries of Athene. The business being reinsured includes substantially all in-force individual fixed and fixed index deferred and fixed payout annuities of the Company. As a result of the Transaction, the Company no longer issues fixed annuity or fixed indexed annuity contracts. The impact of the reinsurance transaction on the Company's 2018 financial statement was a decrease in net income of approximately $12.0 primarily due to the ceding commission the Company paid to Athene.

Effective December 31, 2018 the Company and it's affiliate Security Life of Denver Insurance Company ("SLD") entered into an Automatic Retrocession Agreement whereby SLD assumed certain life insurance business from the Company on a modified coinsurance basis. The Company ceded $872.8 in premiums to SLD; the approximate effects of the transaction on the Company’s

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2018 financial statements was an increase in pre-tax income $10.6 and an increase in surplus of $40.3; the result of a deferred gains.

Effective October 1, 2016, the Company recaptured all business previously ceded to FNL Insurance Company, Ltd.  Concurrent with the recapture, the Company ceded the business to Security Life of Denver International, Ltd. an affiliate.  The approximate effects of the transaction on the Company’s 2016 financial statements was a decrease in net income $575.0 and an increase in surplus of $565.0; primarily the result of a deferred gains of $764.1 partially offset by the release of previously unamortized deferred gains on the FNL treaty of $199.6.

Assumed premiums amounted to $1,213.7, $96.1 and $96.3 for 2018, 2017 and 2016, respectively.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2018	2017	2016
	(In Thousands)
Premiums for the year ended	$3,041,384	$2,413,743	$2,221,182
Benefits paid or provided for the year ended	1,960,684	2,034,438	2,095,600
Policy and contract liabilities at year end	11,475,126	11,484,520	11,025,471

The amount of reinsurance credits taken for new agreements executed since January 1, 2018 to include policies or contracts that were in force or which had existing reserves established by the Company, were $0.0.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $0.1, and the total amount of reinsurance credits taken for these agreements is $0.7 as of December 31, 2018.

The Company estimates that an aggregate reduction in surplus of $7.4 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2018. The amount estimated for years ended December 31, 2017 and 2016 was $7.6 billion and $7.1 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.	Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.

A surplus note with a carrying value and par value of $100.0 was issued by the Company to Voya Holdings on December 1, 2001 with September 15, 2021 as the date of maturity. On November 25, 2009, the surplus note transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.("SGH"). For the years ended December 31, 2018, 2017 and 2016, interest paid totaled $2.6, $2.6 and $2.4, respectively. There is no accrued interest for the years ended December 31, 2018 and 2017. The interest rate associated with this surplus debenture varies. The amount of unapproved interest and/or principal associated with this surplus debenture is $0.8, $0.0, and $0.7 as of December 31, 2018, 2017 and 2016, respectively.

Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Insurance Commissioner.

Capital Contributions and Extraordinary Dividends

On December 21, 2018, the Company received a return of capital of $7.5 million from RR.

On December 27, 2017, the Company received a return of capital of $14.0 from RR.

On May 22, 2017, the Company declared an extraordinary distribution in the amount of $231.0 to its sole shareholder, Voya Holdings Inc., for ultimate distribution to Voya Financial, Inc., subject to approval of the Minnesota Department of Commerce-Insurance Division, which was paid on June 29, 2017, after receipt of such approval.

On December 29, 2016 the Company received a return of capital of $22.0 from RR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On July 28, 2016, the Company declared an extraordinary distribution in the amount of $100.0, which was paid to its sole shareholder, Voya Holdings Inc., on September 20, 2016, after receiving approval from the Minnesota Department of Commerce - Insurance Division.

The Company did not receive any capital contributions from Voya Holdings during 2018, 2017 and 2016.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

13.	Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes there to:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value ("SSAP No. 100R"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.7% and 13.5% over the total portfolio. The Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).
Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard & Poor's ("S&P") 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Index Swap Rates ("OIS"). For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds and other invested assets is determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s level 3 fair value measurements of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and common stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.
Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves,

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of policy loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 1.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 2 and 3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2018:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$13,364,250	$13,190,317	$495,054	$12,433,558	$435,638
Preferred stock	79,935	73,899	2,261	2,369	75,305
Common stock	13,839	13,839	30	10,001	3,808
Mortgage loans	2,202,124	2,157,041	—	—	2,202,124
Contract loans	552,850	552,850	552,850	—	—
Other invested assets	229,512	197,701	—	229,512	—
Cash, cash equivalents and short-term investments	19,035	19,035	17,545	1,490	—
Derivatives
Equity contracts	375	375	—	375	—
Foreign exchange contracts	2,143	1,940	—	2,143	—
Interest rate contracts	26,774	18,682	—	26,774	—
Separate account assets	2,015,354	2,015,354	2,009,530	5,753	71
Total Assets	$18,506,191	$18,241,033	$3,077,270	$12,711,975	$2,716,946

Liabilities:
Supplementary contracts and immediate annuities	$74,593	$68,719	$—	$42,044	$32,549
Deposit type contracts	750,311	770,171	—	734,693	15,618
Derivatives
Credit contracts	835	835	—	835	—
Equity contracts	186	186	—	186	—
Foreign exchange contracts	2,575	1,548	—	2,575	—
Interest rate contracts	20,563	11,103	143	20,420	—
Total Liabilities	$849,063	$852,562	$143	$800,753	$48,167

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2018.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2017:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$13,757,286	$12,674,511	$542,418	$12,867,831	$347,037
Preferred stock	63,630	54,206	2,903	—	60,727
Common stock	12,520	12,520	87	10,000	2,433
Mortgage loans	2,192,501	2,163,825	—	—	2,192,501
Contract loans	526,520	526,520	526,520	—	—
Other invested assets	248,078	196,437	—	247,979	99
Cash, cash equivalents and short-term investments	140,449	140,449	67,399	73,050	—
Derivatives
Credit contracts	5,187	2,279	—	5,187	—
Equity contracts	4,866	4,867	—	4,533	333
Interest rate contracts	37,706	30,767	—	37,706	—
Separate account assets	2,339,581	2,339,581	2,330,453	8,649	479
Total Assets	$19,328,324	$18,145,962	$3,469,780	$13,254,935	$2,603,609

Liabilities:
Supplementary contracts and immediate annuities	$70,190	$65,042	$—	$37,425	$32,765
Deposit type contracts	618,924	616,605	—	575,874	43,050
Derivatives
Credit contracts	3,784	3,784	—	3,784	—
Equity contracts	2,921	2,921	—	2,921	—
Foreign exchange contracts	7,149	5,220	—	7,149	—
Interest rate contracts	24,357	23,927	109	24,248	—
Total Liabilities	$727,325	$717,499	$109	$651,401	$75,815

The Company did not have any financial instruments for which it was not practicable to estimate the fair value as of December 31, 2017.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Other asset-backed	—	4,491	—	4,491
Common stock	30	10,001	3,808	13,839
Derivatives
Equity contracts	—	375	—	375
Foreign exchange contracts	—	27	—	27
Interest rate contracts	—	18,682	—	18,682
Separate account assets	2,007,705	5,753	71	2,013,529
Total assets	$2,007,735	$39,329	$3,879	$2,050,943

Liabilities:
Deposit type contracts	$—	$734,693	$—	$734,693
Supplementary contracts and immediate annuities	—	42,044	—	42,044
Derivatives
Credit contracts	—	835	—	835
Equity contracts	—	186	—	186
Foreign exchange contracts	—	9	—	9
Interest rate contracts	—	11,103	—	11,103
Total liabilities	$—	$788,870	$—	$788,870

There were no transfers between Level 1 and Level 2 during 2018. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Foreign	$—	$—	$1,440	$1,440
Commercial mortgage-backed	—	126	—	126
Other asset-backed	—	2,494	—	2,494
Common stock	87	10,000	2,433	12,520
Derivatives
Equity contracts	—	4,533	333	4,866
Interest rate contracts	—	30,767	—	30,767
Separate account assets	2,329,710	8,649	479	2,338,838
Total assets	$2,329,797	$56,569	$4,685	$2,391,051

Liabilities:
Deposit type contracts	$—	$575,874	$—	$575,874
Supplementary contracts and immediate annuities	—	37,425	—	37,425
Derivatives
Credit contracts	—	3,784	—	3,784
Equity contracts	—	2,921	—	2,921
Foreign exchange contracts	—	131	—	131
Interest rate contracts	—	23,927	—	23,927
Total liabilities	$—	$644,062	$—	$644,062
There were no transfers between Level 1 and Level 2 during 2017. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2018:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$1,440	$—	$(1,440)	$—	$—	$—	$—	$—	$—	$—
Common Stock	2,433	—	—	—	(787)	2,162	—	—	—	3,808
Derivatives
Equity contracts	333	—	—	155	(238)	33	—	—	(283)	—
Separate accounts	479	97	—	—	(225)	—	—	(247)	(33)	71
Total	$4,685	$97	$(1,440)	$155	$(1,250)	$2,195	$—	$(247)	$(316)	$3,879

Transfers into or out of Level 3 during the year ended December 31, 2018 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2017:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Foreign	$272	$9,600	$(5,072)	$(3,360)	$—	$—	$—	$—	$—	$1,440
Other asset-backed	640	—	(886)	—	—	246	—	—	—	—
Common Stock	203	—	—	—	378	1,852	—	—	—	2,433
Derivatives
Equity contracts	56	20	—	180	201	159	—	(283)	—	333
Separate accounts	138	212	(210)	(3)	—	448	—	(106)	—	479
Total	$1,309	$9,832	$(6,168)	$(3,183)	$579	$2,705	$—	$(389)	$—	$4,685

Transfers into or out of Level 3 during the year ended December 31, 2017 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

14.	Commitments and Contingencies
Claims-Related Extra Contractual Obligation and Bad Faith Losses Stemming from Lawsuits: Settlements are accomplished by compromising disputed claims. By entering a settlement, the Company does not admit any allegation made by a plaintiff and, instead, denies the allegations, including any allegation of bad faith or an entitlement to extra contractual damages. Typically, settlement amounts are not allocated to particular claims (contractual or extra-contractual). The cases (1) were resolved in one year period ending December 31, 2018; (2) contained an allegation of bad faith or sought extra-contractual damages; and (3) the settlement amount exceeded the death benefit amount.

The settlement amounts paid in excess of death benefit amounts during 2018, 2017, and 2016 were $0.0 , $0.0, and $0.0, respectively.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2018, 2017 and 2016, rent expense totaled $1.8, $1.9 and $2.0, respectively.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business.  Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.  Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.  The Company’s litigation includes Henkel of America v. ReliaStar Life Insurance Company (USDC District of Connecticut, No. 1:18-cv-00965) (filed June 8, 2018).  Plaintiff alleges that the Company breached the terms of a stop loss policy it issued to Plaintiff by refusing to reimburse Plaintiff for more than $47.0 in claims incurred by participants in prior years and submitted for coverage under the stop loss policy.  Plaintiff alleges a breach of contract claim or, in the alternative, that the stop loss policy be declared to cover the submitted claims, and also asserts that the Company engaged in unfair trade practices and unfair insurance practices in violation of state statutes, and did so willfully and intentionally to warrant an award of punitive damages under state law.  The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.  The Company filed its answer with affirmative defenses on July 5, 2018, and its response to Plaintiff's motion for judgment on the pleadings on September 6, 2018.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves.  This litigation is generally known as cost of insurance litigation.  While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a material adverse effect on the Company's operations or financial position.  Cost of insurance litigation for the Company includes Advance Trust & Life Escrow Services, LTA v. ReliaStar Life Insurance Company (USDC District of Minnesota, No. 1:18-cv-02863) (filed October 5, 2018), a putative class action in which Plaintiff alleges that the Company’s universal life insurance policies only permitted the Company to rely upon the policyholders’ expected future mortality experience to establish the cost of insurance, and that as projected mortality experience improved, the policy language required the Company to decrease the cost of insurance.  Plaintiff alleges that the Company did not decrease the cost of insurance as required, thereby breaching its contract with the policyholders, and seeks class certification.  The Company denies the allegations in the complaint, believes the complaint to be without merit, and will defend the lawsuit vigorously.  Cost of insurance litigation also includes Cutler v. Voya Financial, Inc. and ReliaStar Life Insurance Company (USDC S.D. Florida, No. 1:18-cv-20723) (filed February 23, 2018), in which the plaintiff alleges that his insurance policy only permitted the Company to rely upon his expected future mortality experience to establish and increase his cost of insurance, but the Company instead relied upon other, non-disclosed factors to do so.  Plaintiff alleges breach of contract, unjust enrichment, conversion and fraud claims against the Company.  The Company denies the allegations in the complaint, believes the complaint to be without merit, and intends to defend the matter vigorously.  On November 8, 2018, plaintiff filed an amended complaint, and on November 26, 2018, the Company filed a motion to dismiss fraud claims from the amended complaint.  A response and reply have been filed by the parties, who now await the court’s decision.

Regulatory Matters - As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $56.0

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

and $79.5 at December 31, 2018 and 2017, respectively. The Company is also committed to provide additional capital contributions of $349.5 and $410.7 at December 31, 2018 and 2017, respectively, in partnerships.
Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.
On June 4, 2018, A.M.Best removed the insurance financial strength ratings of the Company from under review with developing implications and instead, affirmed the financial strength rating of "A" with a stable outlook.

On December 21, 2017, in response to Voya Financial's announcement that it had entered into the Transaction, rating agencies took the following rating actions:

AM Best placed under review with developing implications the "A" financial strength rating of the Company.

Fitch affirmed the "A" financial strength rating of the Company and maintained its Stable outlook.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

S&P affirmed the Company's "A" financial strength rating and revised its outlook on the ratings to Positive from Stable.

Moody's affirmed with a Stable outlook the Company's "A2" financial strength rating of the Company.

The ratings of the Company by the rating agencies reflect a broader view of how the financial services industry is being challenged by the current economic environment, but also are based on the rating agencies’ specific views of the Company’s financial strength. In making their ratings decisions, the agencies consider past and expected future capital and earnings, asset quality and risk, profitability and risk of existing liabilities and current products, market share and product distribution capabilities, and direct or implied support from parent companies, among other factors.

15.	Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2020, the Company and Voya Financial, Inc. can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received interest income of $0.4, $0.1 and $0.0 for the years ended December 31, 2018, 2017, and 2016, respectively.

There was minimal interest expense incurred on borrowed money for the years ended December 31, 2018, 2017, and 2016.

As of December 31, 2018 and 2017, the Company had $0.0 and $73.0 outstanding receivable and no outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement.

As of December 31, 2018, the Company is the beneficiary of letters of credit totaling $627.4; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.	Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $29.3, $29.3 and $30.0, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $16.8, $38.9 and $41.8, respectively.

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2018, 2017 and 2016, expenses were incurred in the amounts of $209.6, $203.7 and $213.0, respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

17.	Guaranty Fund Assessments
Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $1.3 and $4.0 as of December 31, 2018 and 2017, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheet. The Company has also recorded an asset in other assets on the balance sheet of $4.9 and $7.2 as of December 31, 2018 and 2017,

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

respectively, for future credits to premium taxes for assessments already paid and/or accrued. The periods over which the guaranty fund assessments are expected to be paid, the related premium tax offsets expected to be realized and the additional industry support expected to be paid are unknown at this time.

There are no premium tax offsets where it is reasonably possible that an impairment has occurred in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets ("SSAP No. 5R").

A reconciliation of assets recognized is presented below:

	Year ended December 31
	2018	2017
	(In Thousands)
Assets recognized from paid and accrued premium tax offsets and policy surcharges beginning of the year	$7,247	$8,253

Decreases current year:
Premium tax offset applied	652	2,552
Changes in premium tax offset capacity / other adjustments	2,394	684

Increases current year:
Creditable Assessments Remitted	740	2,230
Assets recognized from paid and accrued premium tax offsets and policy surcharges end of the current year	$4,941	$7,247

The following tables show guaranty fund liabilities and assets related to assessments from insolvencies as of December 31, 2018 and 2017:

	2018	2017
Discount Rate Applied	4.25%	4.25%

The Undiscounted and Discounted Amount of the Guaranty Fund Assessments and Related Assets by Insolvency:

	Guaranty Fund Assessment		Related Assets
	(In Thousands)
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
	(In Thousands)
2018
Penn Treaty	$930	$583	$642	$403
ANIC	81	44	56	30

2017
Penn Treaty	$2,884	$1,829	$3,695	$1,462
ANIC	251	138	483	110

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Number of Jurisdictions, Ranges of Years Used to Discount and Weighted Average Number of Years of the Discounting Time Period for Payables and Recoverables by Insolvency:
	Payables			Recoverables
Name of Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
2018
Penn Treaty	50	0-68	11	44	0-20	6
ANIC	50	0-68	14	44	0-20	6

2017
Penn Treaty	50	0-69	11	44	0-20	6
ANIC	50	0-69	14	44	0-20	6

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

18.	Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2018	2017
	(In Thousands)
Balance at January 1	$432,558	$411,255
Less reinsurance recoverables	355,076	311,540
Net balance at January 1	77,482	99,715

Incurred related to:
Current year	80,883	56,402
Prior years	(5,267)	(26,355)
Total incurred	75,616	30,047

Paid related to:
Current year	50,587	32,461
Prior years	27,659	19,819
Total paid	78,246	52,280

Net balance at December 31	74,852	77,482
Plus reinsurance recoverables	340,095	355,076
Balance at December 31	$414,947	$432,558

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

In 2017, the Company made a change in the reserve methodology for the Compass Critical Illness product which contributed to $18.7 of the decrease above. The assumption change moved from an Expected Loss Ratio approach to a more sophisticated approach that includes loss development triangles and active life reserves.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company currently does not actively write any health insurance premium subject to the Affordable Care Act Risk sharing provisions. The Company's existing health insurance business consists of grandfathered policies issued prior to March 23, 2010 that are not Qualified Health Plans (“QHP”), as defined in the Affordable Care Act. As a result, the Company does not have any admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting periods ended December 31, 2018, 2017 and 2016.

19.	Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $12.7, $11.6, and $11.8 for December 31, 2018, 2017, and 2016, respectively. This represented 2.3%, 49.2%, and 47.3% of the total group life premiums written, net of reinsurance, for December 31, 2018, 2017 and 2016, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $1.6, $1.7, and $1.7 for December 31, 2018, 2017 and 2016, respectively. This represented 1.0%, 1.1%, and 1.8% of net group health premiums written at December 31, 2018, 2017 and 2016, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2018
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

20.	Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2018
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$123,535
Total					$123,535

2017
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$114,318
Total					$114,318

2016
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$100.899
Total					$100,899

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

21.	Subsequent Events
The Company is not aware of any events occurring subsequent to December 31, 2018 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2018 through April 2, 2019, the date the statutory financial statements were available to be issued.

Form No. SAI.100209-19	May 2019

PART C
OTHER INFORMATION

Item 24	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2018
		-	Statements of Operations for the year ended December 31, 2018
		-	Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
		-	Notes to Financial Statements
Financial Statements - Statutory Basis - of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis - as of December 31, 2018 and 2017
		-	Statements of Operations - Statutory Basis - for the years ended December 31, 2018, 2017 and 2016
		-	Statements of Changes in Capital and Surplus - Statutory Basis - for the years ended December 31, 2018, 2017 and 2016
		-	Statements of Cash Flows - Statutory Basis - for the years ended December 31, 2018, 2017 and 2016
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
(1.1)

Resolution of the Board of Directors of ReliaStar Life Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”). Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-120636), as filed on November 19, 2004.

(1.2)

Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account One (“Registrant”). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

	(2)	Not applicable
(3.1)

Distribution and Administrative Services Agreement between ING Financial Advisers, LLC and Depositor. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as filed on February 20, 2004.

(3.2)

Amended Broker/Dealer Variable Annuity Compensation Schedule. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 033-90474), as filed on November 5, 1999.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 7, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 11, 2014.

(3.5)

Amendment No. 2 made and entered into as of September 30, 2014 to the Intercompany Agreement dated as of December 22, 2010 by and among Voya Investment Management LLC (formerly ING Investment Management LLC) and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-100207), as filed on December 11, 2014.

(3.6)

Amendment No. 3 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-100209), as filed on April 22, 2016.

(3.7)

Amendment No. 4 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 13, 2017.

(3.8)

Amendment No. 5 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 12, 2018.

(3.9)

Amendment No. 6 to the Intercompany Agreement between Voya Investment Management LLC and ReliaStar Life Insurance Company Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 12, 2018.

(4.1)

Individual Deferred Tax Sheltered Annuity Contract (Transfer Series). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(4.2)

Individual Deferred Annuity Contract (Transfer Series) for use with Non-Qualified Plans. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(4.3)

Individual Deferred Retirement Annuity Contract (Transfer Series). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(4.4)

Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(4.5)

Flexible Premium Individual Deferred Retirement Annuity Contract. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(4.6)

Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(4.7)	ERISA Endorsement. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1996.
(4.08)	TSA Endorsement. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28, 1997.
(4.09)

Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on July 29, 1997.

(4.10)

Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on July 29, 1997.

(4.11)	Roth IRA Endorsement. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.12)	Fixed Account C Endorsement. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as filed on December 23, 1998.
(4.13)	Waiver Endorsement. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1999.
(4.14)

Internal Revenue Code Section 457 Endorsement (13086 8-99). Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25, 2001.

(4.15)	ReliaStar Endorsement (merger). Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(4.16)	Endorsement 149468-09 to Form No. 13000 2-95. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-100208), as filed on April 28, 2009.

(4.17)	Endorsement 149854-08 to Form No. 13000 2-95. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-100208), as filed on April 28, 2009.
(4.18)

Endorsement 03905 01-02 to the Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) Form No. 13000 2-95 and 13004 2-95. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-100208), as filed on April 12, 2012.

(5)

Contract Application Form (Transfer Series and Flex Series). Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(6.1)	Amended Articles of Incorporation of Depositor. Incorporated by reference to Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor. Incorporated by reference to Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on December 23, 1996.

(7)	Not applicable

(8.1)

Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(8.2)

Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(8.3)

Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated April 30, 2003 by and among ING USA Annuity and Life Insurance Company (formerly known as Golden American Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-153338), as filed on November 14, 2008.

(8.4)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.5)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V. Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.6)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V. Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.7)

Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between ReliaStar Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, and Variable Insurance Products Fund II.  Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.8)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.9)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation. Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.10)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006. Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.11)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.12)

Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.13)

Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.14)

Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.15)

Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.

(8.16)

Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. and amended on May 1, 2000. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1999, and by reference to Post-Effective Amendment No. 11 (File No. 033-90474), as filed on April 25, 2001.

(8.17)

Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.

(8.18)

Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.19)

Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.20)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.21)

First Amendment dated August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004. Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.22)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.23)

First Amendment dated August 15, 2007 to Services Agreement between PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company dated as of May 1, 2004. Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.24)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.25)

First Amendment dated August 15, 2007 to Services Agreement between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors Distributors LLC effective as of May 1, 2004. Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.26)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.27)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.28)

Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007. Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.29)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.30)

Fund Participation, Administrative and Shareholder Services Agreement, made and entered into as of July 25, 2016, and effective on the December 31, 2015, by and between ReliaStar Life Insurance Company, Voya Financial Partners, LLC, Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-100207), as filed on April 13, 2017.

(8.31)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.32)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.33)

First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.34)

Joinder and Amendment, effective as of July 1, 2017, to the Service Agreement dated May 1, 2004, by and between Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, Columbia Wanger Asset Management, LLC and Columbia Management Investment Services Corp. • Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.35)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(9)	Consent and Opinion of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
William T. Bainbridge	1475 Dunwoody Drive, West Chester, PA 19380-1478	Director and President
Anthony J. Brantzeg	1475 Dunwoody Drive, West Chester, PA 19380-1478	Director, Senior Vice President and Actuary
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Charles P. Nelson	One Orange Way, Windsor, CT 06095-4774	Director
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Robert L. Grubka	20 Washington Avenue South, Minneapolis, MN 55401	Senior Vice President
Heather H. Lavallee	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith	One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Kevin R. Socha	1475 Dunwoody Drive, West Chester, PA 19380-1478	Senior Vice President and Chief Financial Officer
Matt Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President

Jean Weng	230 Park Avenue, New York, NY 10169	Senior Vice President and Assistant Secretary
Debra M. Bell	5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President and Chief Compliance Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Radha V. Lakshminarayanan	1475 Dunwoody Drive West Chester, PA 19380	Vice President and Appointed Actuary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*  These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 61 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 033-81216), as filed with the Securities and Exchange Commission on April 8, 2019.

Item 27. Number of Contract Owners

As of February 28, 2019, there were 10.706 owners of qualified contracts and 304 owners of nonqualified contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage:  Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)   In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)   The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Michael S. Smith	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$4,223,455.88

* Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company

20 Washington Avenue South

Minneapolis, MN 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)   to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)   to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)   to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)   The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

(e)   The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100209) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 11th day of April, 2019.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	William Bainbridge*
William T. Bainbridge President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

William Bainbridge*	Director and President
William T. Bainbridge	(principal executive officer)

Tony Brantzeg*	Director
Anthony J. Brantzeg

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Charles P. Nelson*	Director	April
Charles P. Nelson		11, 2019

Michael S. Smith*	Director
Michael S. Smith

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

Kevin R. Socha*	Senior Vice President and Chief Financial Officer
Kevin R. Socha	(principal financial officer)

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli
* Attorney-in-Fact

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

Exhibit Index

Exhibit No.

Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney